LVIP SSGA Bond Index Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.85%
Fannie Mae-Aces
1.76% 11/25/31	1,000,000	$ 915,746
•Series 2017-M8 A2 3.06% 5/25/27	338,108	342,870
Series 2020-M42 A2 1.27% 7/25/30	960,000	845,970
•Series 2022-M1 A2 1.67% 10/25/31	500,000	449,406
Freddie Mac Multifamily Structured Pass Through Certificates
♦ 2.25% 1/25/32	1,000,000	949,055
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,021,994
♦Series K067 AM 3.28% 8/25/27	800,000	817,262
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,429,338
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,315,037
♦Series K089 A2 3.56% 1/25/29	714,286	747,630
♦Series K098 A2 2.43% 8/25/29	350,000	342,231
♦Series K102 A2 2.54% 10/25/29	1,000,000	984,344
♦Series K105 A2 1.87% 1/25/30	250,000	234,399
♦Series K108 A2 1.52% 3/25/30	222,222	202,493
♦Series K109 A2 1.56% 4/25/30	200,000	182,578
♦Series K110 A2 1.48% 4/25/30	160,714	145,764
♦Series K111 A2 1.35% 5/25/30	600,000	538,005
♦Series K113 A2 1.34% 6/25/30	500,000	447,399
♦Series K115 A2 1.38% 6/25/30	2,383,333	2,139,057
♦Series K117 A2 1.41% 8/25/30	750,000	672,789
♦Series K121 A2 1.55% 10/25/30	400,000	361,904
♦Series K123 A2 1.62% 12/25/30	350,000	318,613
♦Series K126 A2 2.07% 1/25/31	400,000	377,094
♦Series K-1515 A2 1.94% 2/25/35	351,000	306,024
♦Series K-1519 A2 2.01% 12/25/35	250,000	217,412
♦Series K723 A2 2.45% 8/25/23	471,479	469,861
♦Series K734 A2 3.21% 2/25/26	500,000	505,539
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K737 A2 2.53% 10/25/26	1,500,000	$ 1,480,094
♦Series K741 A2 1.60% 12/25/27	400,000	375,358
Freddie Mac S.F. 15 yr
Series 2015-M1 A2 2.53% 9/25/24	396,350	393,000
•Series 2016-M13 A2 2.50% 9/25/26	1,491,462	1,475,293
•Series 2017-M15 ATS2 3.16% 11/25/27	472,896	483,116
•Series 2017-M3 A2 2.49% 12/25/26	661,920	654,047
•Series 2018-M1 A2 2.99% 12/25/27	164,950	165,969
•Series 2020-M53 A2 1.68% 11/25/32	1,000,000	902,365
Series 2020-M8 A2 1.82% 2/25/30	144,700	135,950
•Series 2021-M1 A2 1.39% 11/25/30	131,250	119,134
Total Agency Commercial Mortgage-Backed Securities (Cost $24,704,050)		23,464,140
AGENCY MORTGAGE-BACKED SECURITIES–27.66%
Fannie Mae S.F. 10 yr 4.00% 5/1/23	51	53
Fannie Mae S.F. 15 yr
1.50% 7/1/36	4,583,125	4,350,494
1.50% 3/1/37	7,483,236	7,105,406
2.00% 9/1/35	3,106,017	3,020,384
2.00% 11/1/35	4,764,195	4,632,718
2.00% 12/1/35	3,673,863	3,572,526
2.00% 2/1/36	4,838,971	4,705,313
2.00% 6/1/36	5,393,926	5,244,885
2.00% 12/1/36	8,173,549	7,947,438
2.50% 10/1/27	308,045	305,215
2.50% 3/1/28	633,206	627,496
2.50% 4/1/28	839,358	831,649
2.50% 7/1/28	197,702	195,885
2.50% 9/1/28	329,606	326,578
2.50% 10/1/28	189,879	188,178
2.50% 3/1/29	865,771	858,025
2.50% 2/1/30	603,681	598,127
2.50% 5/1/30	238,614	236,183
2.50% 2/1/31	1,439,400	1,424,735
2.50% 7/1/31	643,842	637,695
2.50% 10/1/31	641,646	635,109
2.50% 6/1/32	1,739,851	1,722,125
2.50% 12/1/32	682,355	675,404
2.50% 2/1/35	2,446,623	2,421,697
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
2.50% 8/1/35	1,173,672	$ 1,161,715
3.00% 11/1/26	475,446	480,271
3.00% 6/1/27	127,037	128,332
3.00% 8/1/27	245,719	248,271
3.00% 9/1/27	966,467	975,464
3.00% 10/1/27	148,601	150,075
3.00% 12/1/27	51,087	51,617
3.00% 8/1/29	735,421	743,052
3.00% 4/1/30	392,652	396,735
3.00% 5/1/30	918,462	927,660
3.00% 6/1/30	583,607	588,297
3.00% 12/1/30	353,897	357,585
3.00% 10/1/32	517,120	522,504
3.00% 8/1/34	853,765	860,626
3.50% 11/1/25	90,465	92,430
3.50% 12/1/25	234,474	239,436
3.50% 12/1/26	175,292	179,164
3.50% 10/1/29	653,098	670,728
3.50% 4/1/32	221,375	227,365
3.50% 7/1/32	132,099	135,665
3.50% 6/1/33	307,489	315,757
4.00% 4/1/24	9,556	9,817
4.00% 5/1/24	17,012	17,477
4.00% 6/1/24	26,840	27,572
4.00% 7/1/24	11,076	11,381
4.00% 10/1/24	703	723
4.00% 12/1/24	27,460	28,225
4.00% 1/1/25	48,322	49,668
4.00% 3/1/25	65,791	67,623
4.00% 5/1/25	17,477	17,954
4.00% 7/1/25	284	292
4.00% 8/1/25	2,043	2,100
4.00% 9/1/25	36,438	37,458
4.00% 10/1/25	31,354	32,238
4.00% 1/1/26	973	1,000
4.00% 3/1/26	83,392	85,990
4.00% 5/1/26	996	1,026
4.00% 7/1/26	56,489	58,059
4.00% 3/1/31	160,988	165,885
4.50% 2/1/23	1,415	1,448
4.50% 4/1/23	298	305
4.50% 5/1/23	688	704
4.50% 6/1/23	13,642	13,961
4.50% 11/1/23	1,069	1,095
4.50% 2/1/24	111	114
4.50% 3/1/24	329	337
4.50% 4/1/24	8,258	8,459
4.50% 5/1/24	15,585	15,965
4.50% 7/1/24	17,451	17,902
4.50% 8/1/24	34,047	34,935
4.50% 11/1/24	19,175	19,775
4.50% 4/1/25	23,935	24,601
4.50% 5/1/25	2,149	2,219
4.50% 6/1/25	1,132	1,160
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 4/1/23	802	$ 817
5.00% 6/1/23	17,345	17,675
5.00% 9/1/23	12,510	12,750
5.00% 11/1/23	3,633	3,703
5.00% 12/1/23	4,175	4,256
5.00% 3/1/25	3,971	4,051
5.00% 6/1/25	135	138
5.50% 4/1/22	148	148
6.00% 8/1/22	304	305
6.00% 9/1/22	684	686
Fannie Mae S.F. 15 yr TBA
1.50% 4/15/37	4,475,000	4,242,685
2.00% 4/15/37	4,450,000	4,321,889
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,947,341	2,671,378
2.00% 8/1/40	686,441	644,437
2.00% 10/1/40	766,373	719,406
2.00% 11/1/40	5,506,826	5,169,173
2.00% 1/1/41	2,516,905	2,362,378
2.00% 2/1/41	861,700	808,753
2.00% 11/1/41	2,931,408	2,750,900
2.50% 2/1/40	499,017	482,256
2.50% 6/1/40	514,048	495,957
2.50% 8/1/40	1,192,900	1,151,805
3.00% 11/1/34	365,882	365,095
3.00% 12/1/34	242,671	241,926
3.00% 2/1/35	482,582	481,544
3.00% 3/1/36	204,628	204,187
3.00% 11/1/36	962,993	960,917
3.00% 9/1/37	511,887	510,786
3.50% 6/1/34	547,326	554,173
3.50% 7/1/34	1,451,584	1,469,742
3.50% 2/1/37	608,803	616,422
4.00% 9/1/35	127,882	132,813
4.00% 10/1/35	202,709	210,999
4.00% 1/1/37	302,980	315,283
Fannie Mae S.F. 30 yr
1.50% 11/1/51	7,880,593	7,044,302
2.00% 8/1/50	8,187,444	7,627,916
2.00% 1/1/51	12,096,580	11,267,366
2.00% 2/1/51	6,711,882	6,249,568
2.00% 3/1/51	4,463,870	4,155,818
2.00% 4/1/51	18,249,649	16,983,512
2.00% 5/1/51	2,320,203	2,158,896
2.00% 7/1/51	10,194,087	9,480,430
2.00% 10/1/51	14,848,232	13,799,636
2.00% 11/1/51	6,863,822	6,378,968
2.00% 1/1/52	7,921,241	7,358,586
2.50% 11/1/49	5,143,927	4,929,104
2.50% 7/1/50	3,693,837	3,531,852
2.50% 8/1/50	2,363,026	2,260,604
2.50% 10/1/50	6,871,682	6,572,351
2.50% 4/1/51	6,714,373	6,417,135
2.50% 7/1/51	9,620,679	9,191,545

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 8/1/51	7,250,001	$ 6,926,612
2.50% 9/1/51	1,933,926	1,847,662
2.50% 10/1/51	8,724,828	8,335,654
2.50% 3/1/52	8,723,024	8,333,930
3.00% 9/1/42	375,259	370,435
3.00% 10/1/42	1,322,615	1,320,912
3.00% 11/1/42	785,492	784,753
3.00% 12/1/42	827,665	826,886
3.00% 1/1/43	573,338	572,683
3.00% 3/1/43	1,103,572	1,099,956
3.00% 4/1/43	783,692	782,474
3.00% 6/1/43	2,022,432	2,018,167
3.00% 7/1/43	1,144,357	1,142,227
3.00% 8/1/43	1,280,181	1,274,816
3.00% 9/1/45	815,973	810,023
3.00% 11/1/45	1,443,764	1,431,221
3.00% 9/1/46	1,720,187	1,708,779
3.00% 10/1/46	1,107,718	1,100,143
3.00% 11/1/46	1,239,130	1,229,205
3.00% 12/1/46	3,085,307	3,078,041
3.00% 1/1/47	2,499,980	2,476,119
3.00% 9/1/47	429,304	424,974
3.00% 2/1/48	1,516,239	1,507,539
3.00% 12/1/49	6,942,310	6,805,548
3.00% 7/1/50	2,271,593	2,231,096
3.50% 10/1/40	218,315	222,658
3.50% 12/1/40	123,925	126,389
3.50% 2/1/41	212,969	217,187
3.50% 8/1/42	219,371	223,391
3.50% 9/1/42	749,265	764,124
3.50% 10/1/42	1,151,318	1,173,135
3.50% 11/1/42	420,447	424,290
3.50% 1/1/43	1,099,799	1,121,750
3.50% 2/1/43	183,457	187,132
3.50% 7/1/43	1,427,873	1,456,290
3.50% 10/1/44	642,131	654,872
3.50% 1/1/45	429,683	439,472
3.50% 2/1/45	1,827,108	1,863,307
3.50% 5/1/45	746,136	760,099
3.50% 8/1/45	911,581	926,365
3.50% 11/1/45	1,120,430	1,138,587
3.50% 2/1/46	2,141,262	2,180,272
3.50% 5/1/46	469,299	476,777
3.50% 6/1/46	198,788	202,404
3.50% 2/1/47	638,255	646,948
3.50% 3/1/47	427,343	433,271
3.50% 5/1/47	845,703	861,088
3.50% 7/1/47	1,700,086	1,733,823
3.50% 9/1/47	398,555	403,132
3.50% 10/1/47	970,991	982,839
3.50% 12/1/47	816,127	823,195
3.50% 1/1/48	959,125	968,235
3.50% 2/1/48	530,700	536,332
3.50% 6/1/48	1,020,127	1,029,958
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 11/1/48	747,970	$ 761,823
3.50% 6/1/49	2,756,385	2,784,615
3.50% 8/1/49	2,863,145	2,877,807
3.50% 6/1/50	736,570	738,955
4.00% 1/1/39	13,752	14,385
4.00% 2/1/39	14,269	14,889
4.00% 3/1/39	724	757
4.00% 4/1/39	53,446	55,849
4.00% 6/1/39	36,831	38,520
4.00% 8/1/39	161,538	168,929
4.00% 9/1/39	237,649	248,590
4.00% 11/1/39	12,278	12,810
4.00% 12/1/39	252,429	263,924
4.00% 1/1/40	87,847	91,469
4.00% 5/1/40	92,697	94,981
4.00% 8/1/40	26,412	27,389
4.00% 9/1/40	54,024	56,496
4.00% 10/1/40	185,003	193,491
4.00% 11/1/40	263,156	275,183
4.00% 12/1/40	500,715	523,246
4.00% 1/1/41	868,451	906,230
4.00% 2/1/41	307,725	321,848
4.00% 3/1/41	4,038	4,127
4.00% 4/1/41	102,462	107,172
4.00% 5/1/41	503,206	525,048
4.00% 6/1/41	4,338	4,431
4.00% 9/1/41	95,352	99,672
4.00% 10/1/41	42,998	44,866
4.00% 11/1/41	102,178	106,396
4.00% 12/1/41	3,168	3,294
4.00% 1/1/42	3,439	3,588
4.00% 10/1/43	1,351,289	1,410,417
4.00% 12/1/43	345,774	359,482
4.00% 7/1/44	463,338	483,445
4.00% 9/1/44	421,208	438,068
4.00% 10/1/44	684,077	709,412
4.00% 3/1/45	609,421	623,427
4.00% 7/1/45	681,252	708,476
4.00% 9/1/45	1,780,546	1,849,912
4.00% 4/1/46	394,690	408,371
4.00% 7/1/46	165,692	171,521
4.00% 11/1/46	1,118,480	1,162,094
4.00% 4/1/47	677,015	698,214
4.00% 9/1/47	363,176	374,175
4.00% 12/1/47	1,422,189	1,465,943
4.00% 1/1/48	417,173	430,582
4.00% 2/1/48	889,551	913,005
4.00% 5/1/48	222,248	227,904
4.00% 6/1/48	1,817,620	1,860,124
4.00% 7/1/48	572,949	587,421
4.00% 5/1/49	887,788	907,379
4.00% 8/1/49	2,605,618	2,661,694
4.50% 1/1/34	4,953	5,242
4.50% 9/1/35	21,939	23,273

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 2/1/38	5,233	$ 5,490
4.50% 4/1/38	13,963	14,476
4.50% 7/1/38	15,112	15,769
4.50% 11/1/38	33,872	36,023
4.50% 2/1/39	100,525	106,957
4.50% 3/1/39	64,479	68,413
4.50% 4/1/39	340,774	362,565
4.50% 5/1/39	154,388	164,273
4.50% 7/1/39	115,620	122,811
4.50% 9/1/39	92,701	98,381
4.50% 1/1/40	286,114	304,453
4.50% 2/1/40	493,699	525,311
4.50% 5/1/40	217,440	230,528
4.50% 6/1/40	119,118	126,717
4.50% 8/1/40	53,605	56,705
4.50% 9/1/40	121,754	129,520
4.50% 10/1/40	695,896	736,908
4.50% 11/1/40	74,558	77,360
4.50% 2/1/41	416,674	441,982
4.50% 4/1/41	6,308	6,540
4.50% 5/1/41	618,864	655,768
4.50% 6/1/41	32,804	34,012
4.50% 1/1/42	717,196	763,147
4.50% 9/1/43	293,874	311,398
4.50% 10/1/44	55,194	58,331
4.50% 9/1/47	491,131	514,033
4.50% 11/1/47	399,048	417,531
4.50% 8/1/48	962,222	999,894
4.50% 11/1/48	571,115	593,179
4.50% 12/1/48	646,184	671,985
5.00% 4/1/34	160,197	173,257
5.00% 7/1/34	111,846	120,908
5.00% 11/1/34	52,679	56,055
5.00% 4/1/35	32,376	34,992
5.00% 6/1/35	51,570	55,592
5.00% 7/1/35	645,025	697,105
5.00% 9/1/35	13,274	14,209
5.00% 10/1/35	39,280	42,486
5.00% 12/1/35	191,778	207,427
5.00% 2/1/36	421,070	455,546
5.00% 3/1/36	24,127	26,090
5.00% 11/1/36	9,563	10,343
5.00% 4/1/38	52,853	57,126
5.00% 7/1/38	5,126	5,406
5.00% 11/1/38	11,794	12,415
5.00% 8/1/39	158,117	171,010
5.00% 12/1/39	42,007	45,335
5.00% 1/1/40	154,276	166,506
5.00% 7/1/40	397,956	429,300
5.00% 9/1/40	114,059	123,406
5.00% 6/1/41	205,860	220,279
5.50% 11/1/33	11,579	12,673
5.50% 5/1/34	52,909	57,056
5.50% 7/1/34	30,165	32,997
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 10/1/34	53,538	$ 58,595
5.50% 9/1/35	33,006	36,104
5.50% 10/1/35	9,357	10,118
5.50% 12/1/35	124,686	133,535
5.50% 1/1/36	138,236	151,245
5.50% 4/1/36	339,760	369,599
5.50% 8/1/36	116,638	127,519
5.50% 1/1/37	96,065	105,812
5.50% 3/1/37	33,588	36,744
5.50% 5/1/37	38,410	42,195
5.50% 6/1/37	10,984	11,736
5.50% 8/1/37	13,771	15,167
5.50% 11/1/37	729	797
5.50% 12/1/37	79	84
5.50% 1/1/38	695,743	762,130
5.50% 2/1/38	10,134	10,962
5.50% 5/1/38	54,588	60,177
5.50% 6/1/38	3,332	3,672
5.50% 7/1/38	28,501	31,402
5.50% 10/1/38	11,310	12,468
5.50% 1/1/39	58,122	63,503
5.50% 5/1/39	106,908	117,852
5.50% 6/1/39	111,099	122,485
5.50% 10/1/39	48,211	53,132
5.50% 7/1/41	92,821	102,296
6.00% 12/1/35	36,979	39,937
6.00% 6/1/36	10,704	11,945
6.00% 7/1/36	34,210	37,102
6.00% 8/1/36	21,117	23,445
6.00% 9/1/36	28,239	30,716
6.00% 10/1/36	18,442	20,066
6.00% 11/1/36	1,992	2,178
6.00% 1/1/37	31,445	35,063
6.00% 2/1/37	96,107	106,565
6.00% 3/1/37	17,793	19,298
6.00% 4/1/37	3,239	3,456
6.00% 5/1/37	35,661	39,782
6.00% 6/1/37	21,490	23,980
6.00% 8/1/37	38,307	42,693
6.00% 9/1/37	65,185	72,589
6.00% 10/1/37	56,830	63,123
6.00% 11/1/37	19,735	21,610
6.00% 1/1/38	9,453	10,543
6.00% 2/1/38	16,741	17,858
6.00% 4/1/38	1,706	1,831
6.00% 6/1/38	17,444	19,027
6.00% 8/1/38	15,726	16,784
6.00% 9/1/38	20,336	21,836
6.00% 10/1/38	5,489	5,963
6.00% 11/1/38	6,226	6,895
6.00% 12/1/38	176,985	197,702
6.00% 4/1/40	131,184	146,541
6.00% 6/1/40	227,869	252,941
6.50% 9/1/36	21,772	23,665

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 11/1/36	32,274	$ 35,797
6.50% 9/1/37	4,245	4,730
6.50% 10/1/37	47,735	52,920
6.50% 2/1/38	54,524	60,320
6.50% 3/1/38	157,539	173,140
6.50% 5/1/38	19,623	21,065
6.50% 7/1/38	87,243	95,191
7.00% 8/1/39	26,380	28,660
Fannie Mae S.F. 30 yr TBA
2.00% 4/15/52	9,950,000	9,236,010
2.50% 4/15/52	15,050,000	14,358,641
3.00% 4/15/52	5,500,000	5,379,688
Freddie Mac S.F. 15 yr
1.50% 2/1/37	4,966,819	4,715,818
2.50% 4/1/28	30,374	30,115
2.50% 7/1/28	124,423	123,324
2.50% 9/1/28	707,884	701,814
2.50% 10/1/28	878,692	871,193
2.50% 10/1/29	538,783	534,179
2.50% 1/1/31	692,565	685,967
2.50% 5/1/31	263,414	260,905
2.50% 6/1/31	964,226	955,040
2.50% 12/1/31	1,028,783	1,019,810
2.50% 12/1/32	609,345	603,541
3.00% 11/1/26	604,427	610,693
3.00% 2/1/27	60,671	61,342
3.00% 3/1/27	76,797	77,469
3.00% 4/1/27	195,897	197,997
3.00% 11/1/27	91,350	92,278
3.00% 2/1/29	430,128	434,914
3.00% 4/1/30	981,109	992,023
3.00% 12/1/30	1,110,876	1,120,597
3.00% 5/1/31	526,349	532,213
3.00% 2/1/32	473,398	478,686
3.00% 5/1/32	294,524	297,798
3.00% 11/1/32	543,930	548,690
3.50% 12/1/25	216,895	221,619
3.50% 3/1/26	188,065	192,331
3.50% 10/1/27	157,606	161,002
3.50% 2/1/30	90,843	93,372
3.50% 4/1/32	231,239	237,665
4.00% 8/1/24	11,314	11,636
4.00% 2/1/25	20,791	21,387
4.00% 7/1/25	60,393	62,136
4.00% 4/1/26	142,844	147,194
4.50% 6/1/24	482	494
4.50% 7/1/24	18,119	18,589
4.50% 8/1/24	9,446	9,683
4.50% 11/1/24	21,643	22,373
4.50% 5/1/25	6,024	6,190
4.50% 8/1/33	6,972	7,413
4.50% 6/1/39	32,438	34,500
5.00% 4/1/23	4,665	4,757
5.00% 3/1/25	3,904	3,985
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
5.00% 9/1/33	45,170	$ 48,314
5.50% 1/1/34	24,403	26,727
5.50% 10/1/35	702	769
6.00% 11/1/23	5,585	5,688
6.00% 2/1/36	15,957	17,805
6.00% 5/1/38	37,897	41,837
6.50% 3/1/32	314	337
6.50% 7/1/36	21,881	24,320
Freddie Mac S.F. 20 yr
1.50% 5/1/41	2,784,990	2,523,791
2.50% 1/1/42	1,478,735	1,429,497
3.00% 4/1/36	565,034	564,209
3.00% 2/1/37	447,532	446,876
Freddie Mac S.F. 30 yr
1.50% 2/1/51	8,692,406	7,768,710
1.50% 10/1/51	3,059,813	2,734,432
1.50% 11/1/51	3,014,403	2,693,856
2.00% 10/1/50	6,454,157	6,011,303
2.00% 11/1/50	9,151,654	8,523,606
2.00% 12/1/50	4,908,451	4,571,551
2.00% 1/1/51	6,570,501	6,119,361
2.00% 2/1/51	12,229,022	11,387,428
2.00% 9/1/51	7,422,439	6,899,335
2.00% 11/1/51	11,994,267	11,146,730
2.00% 2/1/52	9,182,250	8,530,221
2.00% 3/1/52	7,475,216	6,944,242
2.50% 7/1/50	5,636,990	5,392,708
2.50% 8/1/50	6,037,678	5,775,444
2.50% 10/1/50	4,953,516	4,738,732
2.50% 11/1/50	4,659,704	4,456,372
2.50% 9/1/51	8,555,252	8,173,642
2.50% 10/1/51	7,138,945	6,820,510
2.50% 11/1/51	8,665,233	8,278,717
2.50% 12/1/51	7,301,761	6,976,063
3.00% 10/1/42	849,540	849,327
3.00% 1/1/43	2,025,292	2,024,365
3.00% 3/1/43	975,700	974,952
3.00% 4/1/43	1,227,701	1,226,801
3.00% 7/1/43	486,563	485,979
3.00% 8/1/43	200,878	200,620
3.00% 10/1/43	709,608	708,281
3.00% 8/1/45	1,896,520	1,886,717
3.00% 4/1/46	413,686	411,549
3.00% 7/1/46	3,097,542	3,079,306
3.00% 11/1/46	1,123,120	1,118,691
3.00% 12/1/46	718,644	713,892
3.00% 1/1/47	1,387,260	1,377,796
3.00% 2/1/47	2,653,611	2,635,279
3.00% 12/1/47	119,408	117,882
3.00% 10/1/49	842,443	827,931
3.00% 12/1/49	2,092,425	2,056,349
3.00% 1/1/50	2,465,436	2,417,605
3.00% 2/1/50	3,213,844	3,154,454
3.00% 4/1/50	4,081,771	4,006,278

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 5/1/50	531,076	$ 520,043
3.50% 10/1/41	880,375	897,191
3.50% 2/1/42	562,191	571,464
3.50% 5/1/42	673,030	686,956
3.50% 10/1/42	699,909	713,246
3.50% 2/1/43	607,601	620,207
3.50% 5/1/43	517,248	527,102
3.50% 8/1/43	1,100,618	1,123,393
3.50% 2/1/44	262,594	268,045
3.50% 3/1/44	19,335	19,736
3.50% 6/1/44	272,137	277,048
3.50% 8/1/44	310,551	316,957
3.50% 11/1/44	535,098	545,573
3.50% 1/1/45	691,338	708,412
3.50% 7/1/45	933,073	951,634
3.50% 10/1/45	662,045	673,294
3.50% 12/1/45	514,357	524,320
3.50% 1/1/46	896,011	911,237
3.50% 3/1/46	451,876	457,251
3.50% 5/1/46	338,327	346,634
3.50% 6/1/46	770,872	779,621
3.50% 12/1/46	1,005,149	1,020,146
3.50% 2/1/47	755,199	767,451
3.50% 3/1/47	414,060	420,015
3.50% 10/1/47	297,759	301,887
3.50% 11/1/47	436,003	441,684
3.50% 12/1/47	973,595	987,126
3.50% 2/1/48	963,596	973,883
3.50% 5/1/48	373,770	376,770
3.50% 8/1/49	254,938	256,327
3.50% 12/1/49	976,639	981,975
3.50% 3/1/50	292,062	293,546
4.00% 5/1/39	71,252	74,606
4.00% 2/1/40	34,680	36,301
4.00% 5/1/40	37,894	39,574
4.00% 8/1/40	11,667	12,199
4.00% 9/1/40	92,429	96,657
4.00% 10/1/40	338,061	353,888
4.00% 11/1/40	762,077	797,712
4.00% 12/1/40	486,778	509,086
4.00% 2/1/41	429,286	448,398
4.00% 12/1/41	527,937	551,608
4.00% 1/1/42	252,673	258,852
4.00% 3/1/42	36,410	38,116
4.00% 4/1/42	698,942	731,578
4.00% 6/1/42	3,223	3,366
4.00% 5/1/44	726,891	757,612
4.00% 9/1/44	218,163	227,321
4.00% 4/1/45	708,778	738,536
4.00% 10/1/45	339,581	353,815
4.00% 11/1/45	138,828	144,596
4.00% 1/1/46	401,723	418,116
4.00% 2/1/46	326,782	340,532
4.00% 2/1/47	186,015	192,760
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 9/1/47	1,429,799	$ 1,474,222
4.00% 11/1/47	192,743	199,110
4.00% 12/1/47	406,109	418,306
4.00% 1/1/48	195,253	201,502
4.00% 5/1/48	803,680	826,692
4.00% 7/1/48	248,096	254,512
4.00% 10/1/48	368,979	377,473
4.00% 3/1/49	394,190	403,168
4.00% 11/1/49	951,498	972,654
4.50% 2/1/39	16,588	17,463
4.50% 4/1/39	11,605	12,357
4.50% 5/1/39	32,760	34,885
4.50% 6/1/39	176,022	187,363
4.50% 7/1/39	39,934	42,514
4.50% 9/1/39	243,539	259,357
4.50% 10/1/39	153,199	162,485
4.50% 1/1/40	661,860	704,820
4.50% 2/1/40	330,790	352,337
4.50% 7/1/40	43,180	45,978
4.50% 8/1/40	23,327	24,839
4.50% 9/1/40	291,826	310,789
4.50% 2/1/41	547,248	578,089
4.50% 3/1/41	162,024	172,532
4.50% 9/1/41	204,363	216,441
4.50% 3/1/44	116,700	123,667
4.50% 7/1/45	385,309	409,937
4.50% 4/1/47	101,096	106,103
4.50% 9/1/47	251,550	263,854
4.50% 12/1/47	110,043	115,154
4.50% 6/1/48	340,885	354,921
4.50% 8/1/48	522,283	544,070
4.50% 3/1/49	570,919	591,622
4.50% 6/1/49	751,310	780,537
5.00% 10/1/34	68,361	73,832
5.00% 2/1/35	18,189	19,642
5.00% 8/1/35	24,579	26,602
5.00% 10/1/35	12,114	13,113
5.00% 11/1/35	5,136	5,531
5.00% 12/1/35	41,462	44,882
5.00% 2/1/37	29,629	32,085
5.00% 12/1/37	156,350	169,312
5.00% 1/1/38	2,125	2,301
5.00% 4/1/38	1,115	1,207
5.00% 6/1/38	52,637	56,984
5.00% 7/1/38	7,163	7,757
5.00% 9/1/38	2,831	3,066
5.00% 10/1/38	54,308	58,779
5.00% 12/1/38	45,525	49,267
5.00% 1/1/39	14,206	15,378
5.00% 2/1/39	246,444	266,728
5.00% 3/1/39	589,906	639,054
5.00% 8/1/39	53,218	57,646
5.00% 9/1/39	186,814	201,792
5.00% 1/1/40	112,077	120,723

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 5/1/40	53,399	$ 57,841
5.00% 6/1/40	255,104	273,950
5.00% 9/1/40	37,126	40,181
5.00% 3/1/41	116,877	123,669
5.00% 9/1/48	96,983	102,617
5.00% 11/1/48	196,799	207,982
5.50% 8/1/33	13,305	14,194
5.50% 6/1/34	39,269	43,031
5.50% 6/1/35	24,999	27,401
5.50% 11/1/35	32,517	34,989
5.50% 1/1/37	17,566	19,177
5.50% 5/1/37	23,286	25,600
5.50% 7/1/37	6,715	7,394
5.50% 1/1/38	87,047	95,593
5.50% 2/1/38	22,123	24,417
5.50% 5/1/38	213,589	234,838
5.50% 6/1/38	6,059	6,683
5.50% 8/1/38	22,654	25,001
5.50% 12/1/38	14,299	15,453
5.50% 8/1/39	43,208	47,663
5.50% 12/1/39	114,216	122,563
5.50% 3/1/40	132,539	146,251
5.50% 4/1/40	269,528	293,540
5.50% 5/1/40	86,111	94,966
5.50% 6/1/41	26,116	28,802
6.00% 11/1/28	3,981	4,329
6.00% 7/1/33	7,920	8,534
6.00% 8/1/36	6,130	6,849
6.00% 11/1/36	14,860	16,569
6.00% 4/1/37	215	236
6.00% 5/1/37	25,751	28,654
6.00% 8/1/37	47,718	52,499
6.00% 9/1/37	48,134	53,112
6.00% 10/1/37	8,927	9,540
6.00% 11/1/37	64,925	72,580
6.00% 12/1/37	7,264	7,770
6.00% 1/1/38	43,559	48,678
6.00% 4/1/38	3,672	4,069
6.00% 6/1/38	9,574	10,695
6.00% 7/1/38	13,715	15,231
6.00% 8/1/38	8,815	9,851
6.00% 9/1/38	10,141	11,232
6.00% 10/1/38	17,053	18,771
6.00% 11/1/38	18,127	19,364
6.00% 3/1/39	10,184	11,355
6.00% 5/1/40	278,800	311,513
6.00% 7/1/40	364,792	407,471
6.50% 11/1/36	54,270	59,898
6.50% 8/1/37	25,467	27,698
6.50% 10/1/37	7,998	9,111
6.50% 6/1/38	25,391	27,279
6.50% 4/1/39	33,249	36,008
GNMA I S.F. 30 yr
3.00% 9/15/42	421,861	418,956
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
3.00% 11/15/42	396,430	$ 393,863
3.00% 12/15/42	165,672	164,601
3.00% 2/15/45	302,434	299,730
3.50% 10/15/40	61,388	62,219
3.50% 1/15/41	18,949	19,319
3.50% 7/15/41	44,936	46,826
3.50% 10/15/41	119,379	121,165
3.50% 3/15/42	7,338	7,507
3.50% 6/15/42	587,313	602,692
3.50% 10/15/42	18,789	18,887
4.00% 6/15/39	24,360	25,646
4.00% 8/15/40	102,546	106,858
4.00% 10/15/40	203,122	214,101
4.00% 12/15/40	376,619	397,135
4.00% 1/15/41	321,287	338,693
4.00% 9/15/41	84,949	89,556
4.50% 2/15/39	34,255	36,842
4.50% 3/15/39	301,412	324,190
4.50% 4/15/39	56,470	60,410
4.50% 5/15/39	29,089	30,961
4.50% 6/15/39	28,524	30,447
4.50% 7/15/39	69,408	74,460
4.50% 8/15/39	13,066	14,042
4.50% 9/15/39	105,685	113,398
4.50% 10/15/39	361,807	392,707
4.50% 11/15/39	100,664	108,346
4.50% 12/15/39	69,528	75,036
4.50% 1/15/40	292,673	315,725
4.50% 4/15/40	89,811	96,613
4.50% 5/15/40	81,937	87,230
4.50% 6/15/40	211,072	225,427
4.50% 8/15/40	58,293	62,727
4.50% 9/15/40	53,393	57,631
4.50% 1/15/41	239,411	261,488
4.50% 2/15/41	504,339	542,786
4.50% 3/15/41	52,058	55,993
4.50% 6/15/41	47,150	50,510
4.50% 7/15/41	7,204	7,764
5.00% 3/15/35	18,604	20,093
5.00% 3/15/38	7,922	8,713
5.00% 4/15/38	3,791	4,118
5.00% 5/15/38	904	990
5.00% 8/15/38	2,226	2,405
5.00% 1/15/39	65,912	72,500
5.00% 4/15/39	52,972	58,133
5.00% 5/15/39	339,946	374,709
5.00% 6/15/39	268,173	294,664
5.00% 9/15/39	97,313	105,120
5.00% 10/15/39	93,645	102,678
5.00% 11/15/39	121,596	133,685
5.00% 1/15/40	359,450	393,924
5.00% 2/15/40	221,294	243,473
5.00% 4/15/40	147,381	160,927
5.00% 7/15/40	126,282	138,987

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.50% 10/15/33	79,217	$ 87,558
5.50% 4/15/37	16,921	18,891
5.50% 7/15/37	9,326	10,072
5.50% 1/15/38	49,425	53,311
5.50% 2/15/38	79,062	88,294
5.50% 7/15/38	30,841	34,221
5.50% 8/15/38	8,980	9,922
5.50% 9/15/38	134,915	150,616
5.50% 12/15/38	104,294	116,509
5.50% 1/15/39	36,022	38,994
5.50% 5/15/39	72,322	80,779
5.50% 7/15/39	619	661
5.50% 10/15/39	74,203	82,841
5.50% 12/15/39	20,955	23,409
5.50% 4/15/40	132,289	143,436
5.50% 2/15/41	18,015	20,118
6.00% 1/15/38	32,079	35,451
6.00% 3/15/38	316	337
6.00% 5/15/38	12,662	13,653
6.00% 7/15/38	1,670	1,875
6.00% 8/15/38	26,146	27,976
6.00% 10/15/38	27,753	30,191
6.00% 11/15/38	28,040	31,438
6.00% 12/15/38	61,431	66,755
6.00% 1/15/39	2,902	3,099
6.00% 8/15/39	4,353	4,648
6.00% 10/15/39	2,558	2,732
6.00% 6/15/40	2,596	2,772
6.00% 12/15/40	200,591	224,827
6.50% 5/15/38	7,601	8,121
6.50% 7/15/38	60,856	65,748
6.50% 10/15/38	5,096	5,528
6.50% 2/15/39	64,804	70,803
6.50% 8/15/39	3,305	3,531
GNMA II S.F. 30 yr
2.00% 1/20/51	3,830,119	3,657,936
2.00% 4/20/51	6,930,098	6,618,145
2.00% 5/20/51	4,233,633	4,043,107
2.00% 6/20/51	7,122,101	6,801,503
2.00% 9/20/51	7,348,001	7,016,657
2.00% 12/20/51	4,951,602	4,727,142
2.00% 1/20/52	4,473,400	4,270,462
2.50% 12/20/46	650,515	631,784
2.50% 7/20/50	1,663,545	1,615,646
2.50% 8/20/50	4,254,408	4,131,909
2.50% 10/20/50	5,036,570	4,891,550
2.50% 4/20/51	6,470,396	6,284,091
2.50% 7/20/51	7,084,976	6,880,975
2.50% 8/20/51	3,343,203	3,246,941
2.50% 9/20/51	5,003,857	4,859,779
2.50% 10/20/51	2,315,022	2,248,365
2.50% 1/20/52	2,980,204	2,894,394
3.00% 9/20/42	674,830	673,030
3.00% 11/20/42	343,308	342,393
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 12/20/42	543,697	$ 542,247
3.00% 1/20/43	524,596	523,196
3.00% 2/20/43	982,118	972,216
3.00% 3/20/43	1,443,005	1,431,774
3.00% 6/20/43	451,462	450,257
3.00% 9/20/43	828,254	826,052
3.00% 12/20/44	476,664	475,403
3.00% 3/20/45	461,145	459,918
3.00% 4/20/45	401,672	400,603
3.00% 6/20/45	669,378	671,560
3.00% 8/20/45	900,430	897,668
3.00% 12/20/45	187,974	187,321
3.00% 5/20/46	768,122	765,154
3.00% 9/20/46	918,295	916,977
3.00% 10/20/46	933,768	930,142
3.00% 11/20/46	771,907	768,909
3.00% 12/20/46	1,854,685	1,847,479
3.00% 1/20/47	1,431,398	1,425,846
3.00% 2/20/47	512,923	510,936
3.00% 6/20/47	589,674	587,392
3.00% 1/20/48	481,260	479,178
3.00% 12/20/49	596,394	591,914
3.00% 2/20/50	337,487	334,954
3.00% 5/20/50	1,681,303	1,668,650
3.00% 6/20/50	3,293,105	3,268,324
3.00% 7/20/50	5,208,352	5,169,158
3.00% 8/20/51	1,997,257	1,978,922
3.50% 12/20/41	463,150	475,539
3.50% 4/20/42	219,435	225,304
3.50% 6/20/42	663,818	681,587
3.50% 10/20/42	276,932	282,982
3.50% 12/20/42	605,865	622,059
3.50% 2/20/43	1,019,342	1,046,572
3.50% 3/20/43	622,784	633,774
3.50% 5/20/43	723,896	743,059
3.50% 9/20/43	829,848	852,010
3.50% 1/20/44	816,461	838,254
3.50% 12/20/44	418,526	428,326
3.50% 3/20/45	356,380	364,442
3.50% 4/20/45	1,902,372	1,940,149
3.50% 6/20/45	725,853	742,683
3.50% 10/20/45	737,761	753,667
3.50% 11/20/45	490,213	501,716
3.50% 12/20/45	171,498	175,233
3.50% 3/20/46	656,068	670,161
3.50% 6/20/46	1,273,801	1,296,669
3.50% 7/20/46	758,484	771,911
3.50% 1/20/47	576,901	586,354
3.50% 6/20/47	805,381	816,993
3.50% 7/20/47	728,010	738,475
3.50% 9/20/47	805,859	820,317
3.50% 10/20/47	1,139,649	1,156,077
3.50% 11/20/47	746,219	756,982
3.50% 12/20/47	329,250	333,753

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 1/20/48	734,136	$ 744,057
3.50% 6/20/48	924,896	937,118
3.50% 8/20/49	418,603	421,950
3.50% 11/20/49	659,789	664,772
3.50% 12/20/49	1,388,113	1,398,597
4.00% 8/20/40	142,515	149,735
4.00% 10/20/41	28,210	29,641
4.00% 11/20/41	491,751	516,670
4.00% 12/20/41	197,600	207,614
4.00% 5/20/42	450,089	475,789
4.00% 7/20/42	294,938	309,886
4.00% 8/20/42	219,805	230,945
4.00% 8/20/43	335,158	352,148
4.00% 3/20/44	449,888	472,669
4.00% 8/20/44	625,715	657,423
4.00% 10/20/44	180,823	189,984
4.00% 12/20/44	638,068	670,391
4.00% 1/20/45	132,883	139,612
4.00% 2/20/45	339,890	357,102
4.00% 8/20/45	230,775	242,535
4.00% 9/20/45	322,542	338,541
4.00% 10/20/45	483,755	498,292
4.00% 11/20/45	318,250	334,084
4.00% 1/20/46	68,869	72,068
4.00% 6/20/46	318,369	333,592
4.00% 1/20/47	257,907	266,715
4.00% 4/20/47	459,572	473,509
4.00% 6/20/47	329,446	339,425
4.00% 7/20/47	117,062	121,266
4.00% 8/20/47	471,045	486,529
4.00% 5/20/49	650,510	666,296
4.00% 7/20/49	528,248	540,211
4.00% 3/20/50	804,655	822,380
4.50% 7/20/41	690,042	734,696
4.50% 12/20/43	440,722	473,032
4.50% 3/20/44	286,510	307,164
4.50% 4/20/45	212,472	227,785
4.50% 4/20/47	149,941	158,414
4.50% 7/20/47	153,334	161,403
4.50% 9/20/47	75,977	80,224
4.50% 3/20/48	228,607	240,219
4.50% 7/20/48	912,471	953,661
5.00% 4/20/43	354,190	388,823
5.00% 7/20/48	187,566	197,322
GNMA II S.F. 30 yr TBA
2.00% 4/21/52	4,575,000	4,351,969
2.50% 4/21/52	4,650,000	4,509,955
Total Agency Mortgage-Backed Securities (Cost $804,517,375)		767,346,090
AGENCY OBLIGATIONS–1.58%
Fannie Mae S.F. 15 yr 5.63% 7/15/37	100,000	134,236
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Farm Credit Banks Funding Corp. 0.25% 2/26/24	4,245,000	$ 4,094,527
Federal Home Loan Banks
3.25% 11/16/28	1,255,000	1,312,411
5.50% 7/15/36	300,000	391,638
Freddie Mac S.F. 15 yr
0.13% 10/16/23	225,000	218,108
0.25% 5/22/23	1,000,000	980,852
0.25% 6/26/23	4,345,000	4,253,215
0.25% 7/10/23	455,000	444,561
0.25% 8/24/23	2,145,000	2,090,343
0.25% 9/8/23	2,190,000	2,131,098
0.25% 11/27/23	595,000	576,401
0.25% 12/4/23	335,000	324,258
0.38% 4/20/23	1,000,000	985,555
0.38% 5/5/23	1,000,000	984,452
0.38% 8/25/25	2,850,000	2,652,289
0.38% 9/23/25	185,000	171,702
0.75% 10/8/27	850,000	773,754
0.88% 8/5/30	3,500,000	3,056,142
1.50% 2/12/25	3,000,000	2,916,198
1.63% 1/7/25	2,580,000	2,518,816
1.75% 7/2/24	3,000,000	2,958,707
2.13% 4/24/26	1,765,000	1,739,049
2.63% 9/6/24	2,085,000	2,096,472
6.25% 5/15/29	500,000	619,116
6.25% 7/15/32	750,000	995,908
6.63% 11/15/30	300,000	393,179
6.75% 9/15/29	100,000	128,688
6.75% 3/15/31	300,000	399,024
7.13% 1/15/30	500,000	660,485
7.25% 5/15/30	500,000	670,443
Japan International Cooperation Agency
2.13% 10/20/26	200,000	195,024
3.38% 6/12/28	200,000	206,103
Tennessee Valley Authority
4.63% 9/15/60	150,000	197,340
4.65% 6/15/35	500,000	577,581
Series B 4.70% 7/15/33	200,000	234,126
5.38% 4/1/56	200,000	293,554
5.88% 4/1/36	75,000	98,202
6.15% 1/15/38	100,000	137,813
7.13% 5/1/30	100,000	131,977
Total Agency Obligations (Cost $44,227,376)		43,743,347
CORPORATE BONDS–26.63%
Advertising–0.03%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	90,353
3.38% 3/1/41	70,000	62,310
4.75% 3/30/30	400,000	429,465

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Advertising (continued)
Omnicom Group, Inc. 2.45% 4/30/30	100,000	$ 92,498
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	202,419
		877,045
Aerospace & Defense–0.55%
Boeing Co.
1.43% 2/4/24	165,000	159,589
1.88% 6/15/23	250,000	246,954
1.95% 2/1/24	85,000	83,104
2.20% 2/4/26	1,750,000	1,654,479
2.60% 10/30/25	100,000	96,950
2.70% 2/1/27	75,000	71,936
2.75% 2/1/26	150,000	145,349
2.95% 2/1/30	150,000	138,984
3.10% 5/1/26	100,000	98,251
3.20% 3/1/29	100,000	95,293
3.25% 2/1/28	150,000	144,494
3.25% 3/1/28	95,000	91,235
3.25% 2/1/35	100,000	89,290
3.55% 3/1/38	65,000	57,130
3.60% 5/1/34	100,000	93,273
3.63% 2/1/31	85,000	82,734
3.63% 3/1/48	35,000	29,701
3.75% 2/1/50	150,000	133,565
3.85% 11/1/48	35,000	30,687
3.90% 5/1/49	100,000	90,232
3.95% 8/1/59	150,000	129,946
4.51% 5/1/23	250,000	254,240
4.88% 5/1/25	285,000	294,026
5.04% 5/1/27	250,000	263,253
5.15% 5/1/30	500,000	533,229
5.71% 5/1/40	450,000	502,853
5.81% 5/1/50	500,000	577,369
5.93% 5/1/60	350,000	404,105
6.13% 2/15/33	50,000	56,651
6.88% 3/15/39	100,000	123,127
General Dynamics Corp.
1.88% 8/15/23	150,000	148,992
2.13% 8/15/26	150,000	145,298
2.38% 11/15/24	100,000	99,582
2.63% 11/15/27	100,000	98,434
3.38% 5/15/23	125,000	126,493
3.50% 5/15/25	150,000	152,655
3.75% 5/15/28	160,000	164,224
4.25% 4/1/50	300,000	337,610
L3Harris Technologies, Inc.
3.83% 4/27/25	250,000	253,477
3.85% 6/15/23	105,000	106,471
3.85% 12/15/26	75,000	76,461
3.95% 5/28/24	154,000	155,514
4.40% 6/15/28	150,000	155,991
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued)
4.85% 4/27/35	70,000	$ 76,035
5.05% 4/27/45	70,000	78,907
Lockheed Martin Corp.
1.85% 6/15/30	45,000	40,814
2.80% 6/15/50	50,000	43,766
2.90% 3/1/25	300,000	301,812
3.60% 3/1/35	150,000	151,559
3.80% 3/1/45	250,000	255,276
4.07% 12/15/42	279,000	297,833
4.50% 5/15/36	40,000	44,136
4.70% 5/15/46	109,000	126,591
Northrop Grumman Corp.
3.20% 2/1/27	100,000	100,448
3.25% 8/1/23	350,000	353,741
3.25% 1/15/28	125,000	125,006
4.03% 10/15/47	300,000	315,653
5.05% 11/15/40	100,000	115,389
5.25% 5/1/50	600,000	747,686
7.75% 2/15/31	150,000	194,720
Raytheon Technologies Corp.
2.25% 7/1/30	100,000	92,625
2.38% 3/15/32	200,000	183,606
3.03% 3/15/52	140,000	122,658
3.13% 5/4/27	350,000	351,043
3.13% 7/1/50	600,000	539,078
3.20% 3/15/24	150,000	151,631
3.50% 3/15/27	107,000	108,441
3.75% 11/1/46	100,000	98,319
3.95% 8/16/25	75,000	77,365
4.05% 5/4/47	50,000	51,449
4.13% 11/16/28	180,000	188,154
4.15% 5/15/45	250,000	256,106
4.35% 4/15/47	70,000	74,952
4.45% 11/16/38	60,000	65,072
4.50% 6/1/42	400,000	441,078
4.63% 11/16/48	100,000	113,010
4.70% 12/15/41	200,000	218,239
		15,295,429
Agriculture–0.34%
Altria Group, Inc.
2.35% 5/6/25	40,000	38,850
2.45% 2/4/32	500,000	434,635
2.63% 9/16/26	145,000	139,894
3.40% 5/6/30	25,000	24,044
3.40% 2/4/41	415,000	340,568
3.70% 2/4/51	500,000	403,866
3.88% 9/16/46	200,000	169,349
4.00% 2/4/61	385,000	322,652
4.40% 2/14/26	65,000	67,235
4.45% 5/6/50	40,000	36,298
4.50% 5/2/43	100,000	91,041

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group, Inc. (continued)
4.80% 2/14/29	225,000	$ 235,872
5.38% 1/31/44	63,000	65,116
5.80% 2/14/39	165,000	177,837
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	220,475
4.50% 3/15/49	500,000	583,394
BAT Capital Corp.
2.26% 3/25/28	75,000	67,295
2.73% 3/25/31	150,000	132,195
2.79% 9/6/24	105,000	103,620
3.22% 8/15/24	400,000	399,854
3.22% 9/6/26	150,000	145,206
3.46% 9/6/29	200,000	188,260
3.56% 8/15/27	600,000	583,950
3.73% 9/25/40	65,000	53,256
3.98% 9/25/50	100,000	81,039
4.39% 8/15/37	275,000	255,727
4.54% 8/15/47	240,000	214,173
4.76% 9/6/49	100,000	91,917
4.91% 4/2/30	700,000	721,034
BAT International Finance PLC 1.67% 3/25/26	100,000	91,761
Bunge Ltd. Finance Corp.
1.63% 8/17/25	50,000	47,360
3.25% 8/15/26	45,000	44,771
3.75% 9/25/27	55,000	55,288
Philip Morris International, Inc.
0.88% 5/1/26	250,000	228,088
1.13% 5/1/23	65,000	64,232
1.75% 11/1/30	250,000	216,279
2.10% 5/1/30	55,000	49,486
2.13% 5/10/23	50,000	49,855
2.75% 2/25/26	100,000	99,158
2.88% 5/1/24	100,000	100,200
3.13% 8/17/27	150,000	147,935
3.38% 8/11/25	100,000	100,642
3.38% 8/15/29	100,000	99,358
3.60% 11/15/23	300,000	305,051
4.13% 3/4/43	150,000	142,611
4.25% 11/10/44	85,000	82,213
4.38% 11/15/41	200,000	198,078
4.50% 3/20/42	100,000	100,239
6.38% 5/16/38	150,000	184,024
Reynolds American, Inc.
4.45% 6/12/25	105,000	107,211
4.85% 9/15/23	225,000	230,485
5.70% 8/15/35	50,000	52,754
5.85% 8/15/45	180,000	185,207
6.15% 9/15/43	125,000	132,152
		9,503,090
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.09%
♦American Airlines Pass-Through Trust
3.00% 10/15/28	46,310	$ 43,031
3.20% 6/15/28	382,250	362,749
3.65% 2/15/29	75,750	73,368
♦Delta Air Lines Pass-Through Trust
2.00% 6/10/28	136,546	124,417
3.20% 4/25/24	25,000	25,021
♦JetBlue Pass-Through Trust
2.75% 5/15/32	45,733	42,810
4.00% 11/15/32	23,364	23,347
Southwest Airlines Co.
2.63% 2/10/30	100,000	91,209
3.00% 11/15/26	100,000	97,854
4.75% 5/4/23	90,000	91,874
5.13% 6/15/27	265,000	283,294
5.25% 5/4/25	115,000	120,766
♦Spirit Airlines Pass-Through Trust 4.10% 4/1/28	16,495	16,098
♦United Airlines Pass-Through Trust
2.70% 5/1/32	88,880	81,363
3.10% 7/7/28	76,255	73,855
3.50% 3/1/30	112,576	108,793
3.75% 9/3/26	127,073	123,997
4.15% 4/11/24	145,410	145,863
4.15% 8/25/31	95,560	96,444
4.88% 1/15/26	51,840	51,163
5.88% 10/15/27	262,521	271,732
		2,349,048
Apparel–0.08%
NIKE, Inc.
2.25% 5/1/23	100,000	100,029
2.38% 11/1/26	150,000	146,925
2.85% 3/27/30	500,000	493,588
3.38% 11/1/46	100,000	96,963
3.38% 3/27/50	300,000	298,113
3.63% 5/1/43	100,000	99,565
3.88% 11/1/45	100,000	104,209
PVH Corp. 4.63% 7/10/25	30,000	30,603
Ralph Lauren Corp.
2.95% 6/15/30	55,000	53,041
3.75% 9/15/25	100,000	102,133
Tapestry, Inc.
3.05% 3/15/32	100,000	90,878
4.13% 7/15/27	35,000	35,365
VF Corp. 2.40% 4/23/25	500,000	488,922
		2,140,334

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.46%
American Honda Finance Corp.
0.55% 7/12/24	100,000	$ 95,368
0.65% 9/8/23	185,000	180,304
0.75% 8/9/24	135,000	128,612
0.88% 7/7/23	135,000	132,703
1.00% 9/10/25	250,000	232,804
1.20% 7/8/25	200,000	188,468
1.30% 9/9/26	165,000	153,122
1.80% 1/13/31	100,000	88,657
1.95% 5/10/23	100,000	99,529
2.00% 3/24/28	115,000	106,941
2.35% 1/8/27	100,000	96,769
2.90% 2/16/24	100,000	100,231
3.45% 7/14/23	100,000	101,235
3.55% 1/12/24	100,000	101,551
3.63% 10/10/23	75,000	76,009
Cummins, Inc.
0.75% 9/1/25	85,000	78,997
1.50% 9/1/30	250,000	216,792
2.60% 9/1/50	250,000	200,264
3.65% 10/1/23	139,000	140,935
4.88% 10/1/43	64,000	71,214
Daimler Finance North America LLC 8.50% 1/18/31	200,000	269,466
General Motors Co.
5.00% 10/1/28	150,000	156,415
5.15% 4/1/38	125,000	126,985
5.40% 4/1/48	200,000	210,270
5.95% 4/1/49	100,000	111,130
6.25% 10/2/43	350,000	396,831
6.60% 4/1/36	305,000	354,196
6.75% 4/1/46	75,000	90,327
6.80% 10/1/27	500,000	564,369
General Motors Financial Co., Inc.
1.05% 3/8/24	50,000	48,121
1.25% 1/8/26	250,000	228,767
1.70% 8/18/23	170,000	168,167
2.35% 2/26/27	150,000	139,891
2.35% 1/8/31	250,000	216,320
2.40% 4/10/28	100,000	90,507
2.70% 8/20/27	250,000	235,207
2.90% 2/26/25	750,000	732,578
3.10% 1/12/32	150,000	134,822
3.60% 6/21/30	250,000	239,128
3.70% 5/9/23	140,000	141,398
3.85% 1/5/28	100,000	98,876
3.95% 4/13/24	150,000	152,327
4.00% 1/15/25	200,000	202,458
4.30% 7/13/25	100,000	101,490
4.35% 4/9/25	115,000	116,960
4.35% 1/17/27	180,000	183,045
5.10% 1/17/24	200,000	206,772
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Honda Motor Co. Ltd.
2.27% 3/10/25	85,000	$ 83,553
2.53% 3/10/27	85,000	82,278
2.97% 3/10/32	100,000	96,753
PACCAR Financial Corp.
0.35% 8/11/23	70,000	68,189
0.35% 2/2/24	100,000	96,331
0.80% 6/8/23	40,000	39,348
0.90% 11/8/24	100,000	95,614
2.85% 4/7/25	100,000	99,474
3.40% 8/9/23	100,000	101,104
Toyota Motor Corp.
0.68% 3/25/24	200,000	193,054
1.34% 3/25/26	200,000	188,510
2.36% 7/2/24	70,000	69,395
2.36% 3/25/31	200,000	186,909
2.76% 7/2/29	70,000	67,507
3.42% 7/20/23	150,000	152,152
3.67% 7/20/28	105,000	106,878
Toyota Motor Credit Corp.
0.40% 4/6/23	55,000	54,129
0.45% 1/11/24	250,000	241,443
0.50% 8/14/23	155,000	151,280
0.80% 1/9/26	250,000	231,273
1.15% 8/13/27	120,000	108,721
1.35% 8/25/23	200,000	197,534
1.45% 1/13/25	200,000	192,678
1.80% 2/13/25	250,000	242,691
1.90% 1/13/27	200,000	190,140
1.90% 4/6/28	100,000	92,814
2.25% 10/18/23	150,000	149,468
2.40% 1/13/32	200,000	184,498
2.90% 4/17/24	150,000	150,873
3.05% 3/22/27	200,000	199,666
3.20% 1/11/27	100,000	100,771
3.40% 4/14/25	150,000	151,455
		12,673,811
Auto Parts & Equipment–0.04%
Aptiv PLC
3.10% 12/1/51	200,000	158,997
3.25% 3/1/32	100,000	94,780
4.35% 3/15/29	65,000	66,880
5.40% 3/15/49	150,000	163,841
Aptiv PLC/Aptiv Corp.
2.40% 2/18/25	150,000	146,118
4.15% 5/1/52	125,000	117,223
BorgWarner, Inc. 2.65% 7/1/27	125,000	120,704
Lear Corp.
3.80% 9/15/27	100,000	100,083
4.25% 5/15/29	50,000	50,618

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Magna International, Inc. 3.63% 6/15/24	200,000	$ 202,139
		1,221,383
Banks–5.63%
Banco Bilbao Vizcaya Argentaria SA
0.88% 9/18/23	200,000	194,309
1.13% 9/18/25	200,000	184,240
Banco Santander SA
μ0.70% 6/30/24	200,000	194,159
μ1.72% 9/14/27	200,000	180,640
1.85% 3/25/26	200,000	186,932
2.75% 5/28/25	200,000	194,893
2.96% 3/25/31	200,000	184,816
3.49% 5/28/30	200,000	193,570
3.50% 3/24/25	200,000	200,130
3.85% 4/12/23	200,000	202,604
4.25% 4/11/27	200,000	202,041
4.38% 4/12/28	200,000	201,708
5.18% 11/19/25	200,000	206,768
Bank of America Corp.
μ0.81% 10/24/24	350,000	338,630
μ0.98% 9/25/25	200,000	189,562
μ1.20% 10/24/26	1,350,000	1,247,649
μ1.32% 6/19/26	900,000	843,454
μ1.49% 5/19/24	250,000	246,349
μ1.53% 12/6/25	200,000	191,260
μ1.66% 3/11/27	250,000	233,043
μ1.73% 7/22/27	305,000	283,249
μ1.84% 2/4/25	200,000	195,546
μ1.90% 7/23/31	200,000	174,654
μ1.92% 10/24/31	350,000	304,037
μ2.02% 2/13/26	300,000	288,765
μ2.09% 6/14/29	750,000	685,083
μ2.30% 7/21/32	500,000	445,008
μ2.46% 10/22/25	200,000	196,520
μ2.48% 9/21/36	300,000	257,932
μ2.50% 2/13/31	300,000	275,751
μ2.55% 2/4/28	200,000	191,097
μ2.57% 10/20/32	250,000	227,166
μ2.65% 3/11/32	250,000	229,289
μ2.68% 6/19/41	300,000	253,307
μ2.83% 10/24/51	75,000	63,781
μ2.88% 10/22/30	200,000	189,656
μ2.97% 2/4/33	125,000	117,124
μ2.97% 7/21/52	500,000	427,849
μ3.09% 10/1/25	550,000	548,134
μ3.19% 7/23/30	250,000	241,906
3.25% 10/21/27	500,000	497,659
μ3.37% 1/23/26	250,000	250,126
μ3.42% 12/20/28	480,000	475,149
μ3.46% 3/15/25	200,000	201,207
μ3.48% 3/13/52	250,000	235,747
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
3.50% 4/19/26	350,000	$ 354,338
μ3.56% 4/23/27	300,000	300,854
μ3.59% 7/21/28	350,000	350,609
μ3.82% 1/20/28	250,000	252,884
μ3.85% 3/8/37	200,000	191,524
μ3.86% 7/23/24	400,000	404,522
3.88% 8/1/25	400,000	411,238
3.95% 4/21/25	250,000	254,748
μ3.95% 1/23/49	250,000	253,027
μ3.97% 2/7/30	375,000	381,052
4.00% 4/1/24	475,000	487,504
μ4.08% 3/20/51	700,000	724,381
4.10% 7/24/23	350,000	357,662
4.18% 11/25/27	250,000	254,887
4.25% 10/22/26	433,000	445,675
μ4.27% 7/23/29	400,000	412,681
μ4.44% 1/20/48	200,000	217,512
4.45% 3/3/26	430,000	444,701
5.00% 1/21/44	350,000	402,562
5.88% 2/7/42	218,000	274,523
6.11% 1/29/37	200,000	238,919
7.75% 5/14/38	200,000	279,098
Bank of America NA 6.00% 10/15/36	400,000	487,553
Bank of Montreal
0.40% 9/15/23	135,000	130,986
0.45% 12/8/23	355,000	342,802
1.25% 9/15/26	200,000	183,604
1.50% 1/10/25	145,000	138,911
2.15% 3/8/24	200,000	198,016
2.50% 6/28/24	135,000	134,384
2.65% 3/8/27	135,000	130,556
μ3.09% 1/10/37	250,000	227,167
μ3.80% 12/15/32	300,000	296,466
Bank of New York Mellon Corp.
2.10% 10/24/24	170,000	167,684
2.20% 8/16/23	100,000	99,865
2.45% 8/17/26	650,000	639,278
3.00% 2/24/25	100,000	100,419
3.00% 10/30/28	55,000	53,653
3.25% 9/11/24	400,000	404,360
3.25% 5/16/27	150,000	151,541
3.30% 8/23/29	350,000	348,225
μ3.44% 2/7/28	180,000	182,210
3.45% 8/11/23	100,000	101,340
3.85% 4/28/28	100,000	103,957
3.95% 11/18/25	100,000	103,304
Bank of Nova Scotia
0.40% 9/15/23	80,000	77,721
1.05% 3/2/26	250,000	229,334
1.30% 6/11/25	500,000	471,075

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
1.30% 9/15/26	100,000	$ 91,957
2.45% 2/2/32	200,000	184,044
2.70% 8/3/26	200,000	196,365
2.95% 3/11/27	200,000	196,315
3.40% 2/11/24	250,000	253,359
μ3.63% 10/27/81	200,000	172,060
4.50% 12/16/25	150,000	154,957
BankUnited, Inc. 5.13% 6/11/30	200,000	205,880
Barclays PLC
μ2.28% 11/24/27	200,000	185,676
μ2.65% 6/24/31	300,000	272,113
μ2.67% 3/10/32	200,000	179,336
μ2.85% 5/7/26	200,000	194,254
μ2.89% 11/24/32	200,000	181,406
μ3.33% 11/24/42	200,000	173,956
μ3.81% 3/10/42	200,000	178,854
μ3.93% 5/7/25	200,000	201,627
μ4.34% 5/16/24	200,000	203,058
4.34% 1/10/28	200,000	203,262
4.38% 1/12/26	200,000	204,191
4.95% 1/10/47	200,000	216,123
μ4.97% 5/16/29	200,000	209,218
5.20% 5/12/26	1,100,000	1,143,736
5.25% 8/17/45	200,000	222,129
BNP Paribas SA 4.25% 10/15/24	200,000	204,474
BPCE SA 3.38% 12/2/26	250,000	247,831
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	241,409
0.95% 10/23/25	105,000	96,594
1.00% 10/18/24	150,000	142,475
2.25% 1/28/25	200,000	195,335
3.10% 4/2/24	300,000	301,492
3.60% 4/7/32	90,000	89,686
Citibank NA 3.65% 1/23/24	500,000	508,799
Citigroup, Inc.
μ0.78% 10/30/24	300,000	289,824
μ0.98% 5/1/25	125,000	119,160
μ1.28% 11/3/25	60,000	57,096
μ2.01% 1/25/26	145,000	139,588
μ2.52% 11/3/32	145,000	130,087
μ2.56% 5/1/32	140,000	126,248
μ2.67% 1/29/31	300,000	277,947
μ2.90% 11/3/42	100,000	85,682
μ3.06% 1/25/33	135,000	126,135
μ3.07% 2/24/28	250,000	243,490
μ3.11% 4/8/26	1,600,000	1,586,401
3.20% 10/21/26	300,000	297,635
μ3.29% 3/17/26	300,000	298,988
μ3.35% 4/24/25	300,000	300,713
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ3.52% 10/27/28	250,000	$ 247,650
μ3.67% 7/24/28	200,000	200,044
3.70% 1/12/26	400,000	404,923
3.75% 6/16/24	400,000	406,963
μ3.79% 3/17/33	300,000	297,399
3.88% 10/25/23	350,000	357,584
μ3.88% 1/24/39	250,000	249,774
μ3.98% 3/20/30	750,000	761,437
μ4.04% 6/1/24	250,000	253,196
4.13% 7/25/28	380,000	385,751
4.30% 11/20/26	400,000	411,352
4.45% 9/29/27	300,000	309,431
4.60% 3/9/26	105,000	108,878
4.65% 7/30/45	250,000	274,476
4.65% 7/23/48	250,000	282,319
4.75% 5/18/46	150,000	160,546
μ5.32% 3/26/41	900,000	1,053,473
5.50% 9/13/25	200,000	213,548
5.88% 2/22/33	200,000	229,918
5.88% 1/30/42	150,000	186,823
6.00% 10/31/33	100,000	116,112
6.63% 6/15/32	100,000	120,849
6.68% 9/13/43	150,000	197,318
8.13% 7/15/39	350,000	529,870
Comerica Bank 4.00% 7/27/25	250,000	254,780
Comerica, Inc. 3.70% 7/31/23	75,000	75,995
Cooperatieve Rabobank UA
0.38% 1/12/24	250,000	240,249
1.38% 1/10/25	250,000	239,188
3.75% 7/21/26	250,000	248,485
5.25% 5/24/41	150,000	184,630
5.25% 8/4/45	250,000	283,437
Credit Suisse AG 1.00% 5/5/23	915,000	901,132
Credit Suisse Group AG
3.80% 6/9/23	400,000	403,668
4.55% 4/17/26	350,000	356,046
4.88% 5/15/45	400,000	414,287
Deutsche Bank AG
μ1.45% 4/1/25	200,000	191,013
μ2.13% 11/24/26	150,000	139,049
μ2.22% 9/18/24	265,000	259,201
μ2.55% 1/7/28	350,000	322,890
μ3.55% 9/18/31	355,000	334,759
3.70% 5/30/24	490,000	491,962
μ3.96% 11/26/25	200,000	199,848
4.10% 1/13/26	200,000	201,008
Discover Bank 4.20% 8/8/23	250,000	254,193
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	203,570
2.55% 5/5/27	120,000	115,940
3.65% 1/25/24	100,000	101,233
4.30% 1/16/24	250,000	255,493

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bancorp (continued)
8.25% 3/1/38	100,000	$ 147,736
Fifth Third Bank NA 3.95% 7/28/25	200,000	205,509
First Horizon Corp.
3.55% 5/26/23	100,000	100,584
4.00% 5/26/25	100,000	101,318
First Republic Bank 4.63% 2/13/47	250,000	267,629
Goldman Sachs Group, Inc.
μ0.86% 2/12/26	1,250,000	1,164,528
μ0.93% 10/21/24	210,000	203,554
μ1.09% 12/9/26	100,000	91,564
1.22% 12/6/23	500,000	487,914
μ1.43% 3/9/27	200,000	184,300
μ1.76% 1/24/25	110,000	107,239
μ1.95% 10/21/27	430,000	399,620
μ2.38% 7/21/32	855,000	757,276
μ2.64% 2/24/28	90,000	86,051
μ2.65% 10/21/32	175,000	158,211
μ2.91% 7/21/42	290,000	249,642
3.00% 3/15/24	400,000	399,493
μ3.10% 2/24/33	200,000	188,517
μ3.27% 9/29/25	350,000	350,663
μ3.44% 2/24/43	100,000	92,678
μ3.62% 3/15/28	400,000	399,440
3.63% 2/20/24	210,000	212,672
μ3.69% 6/5/28	135,000	135,155
3.75% 5/22/25	750,000	761,288
3.80% 3/15/30	600,000	603,986
μ3.81% 4/23/29	400,000	402,900
3.85% 7/8/24	400,000	407,304
3.85% 1/26/27	300,000	302,693
μ4.02% 10/31/38	350,000	353,681
μ4.22% 5/1/29	500,000	511,946
μ4.41% 4/23/39	500,000	527,411
4.75% 10/21/45	150,000	167,588
5.15% 5/22/45	360,000	402,235
5.95% 1/15/27	200,000	219,523
6.25% 2/1/41	255,000	329,201
6.45% 5/1/36	200,000	243,689
6.75% 10/1/37	800,000	1,008,114
HSBC Bank USA NA 7.00% 1/15/39	100,000	135,947
HSBC Holdings PLC
μ1.59% 5/24/27	210,000	191,671
μ1.65% 4/18/26	225,000	211,716
μ2.01% 9/22/28	355,000	321,893
μ2.10% 6/4/26	290,000	275,782
μ2.36% 8/18/31	200,000	177,382
μ2.63% 11/7/25	510,000	497,454
μ2.85% 6/4/31	250,000	231,058
μ3.00% 3/10/26	350,000	343,160
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
3.60% 5/25/23	500,000	$ 505,552
μ3.80% 3/11/25	325,000	326,530
3.90% 5/25/26	400,000	403,827
μ3.95% 5/18/24	235,000	237,311
μ3.97% 5/22/30	435,000	435,176
μ4.04% 3/13/28	200,000	200,554
4.25% 3/14/24	300,000	304,385
μ4.29% 9/12/26	600,000	607,732
4.30% 3/8/26	250,000	256,519
4.38% 11/23/26	375,000	381,825
μ4.58% 6/19/29	235,000	241,792
μ4.76% 3/29/33	200,000	205,536
6.10% 1/14/42	200,000	252,845
6.50% 5/2/36	200,000	242,485
6.50% 9/15/37	200,000	243,532
6.80% 6/1/38	200,000	249,708
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	234,670
2.63% 8/6/24	100,000	99,085
4.00% 5/15/25	150,000	152,796
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	253,440
ING Groep NV
μ1.73% 4/1/27	200,000	184,469
3.55% 4/9/24	500,000	506,198
4.05% 4/9/29	370,000	375,031
μ4.25% 3/28/33	200,000	205,876
JPMorgan Chase & Co.
μ0.56% 2/16/25	575,000	549,516
μ0.65% 9/16/24	335,000	325,743
μ0.77% 8/9/25	165,000	156,398
μ0.82% 6/1/25	335,000	319,446
μ0.97% 6/23/25	500,000	477,381
μ1.04% 2/4/27	250,000	229,079
μ1.47% 9/22/27	190,000	175,097
μ1.51% 6/1/24	700,000	690,530
μ1.56% 12/10/25	200,000	191,438
μ1.76% 11/19/31	350,000	301,761
μ1.95% 2/4/32	150,000	131,400
μ2.01% 3/13/26	110,000	106,047
μ2.07% 6/1/29	280,000	258,035
μ2.18% 6/1/28	700,000	656,703
μ2.30% 10/15/25	185,000	181,187
μ2.53% 11/19/41	350,000	287,448
μ2.55% 11/8/32	250,000	228,437
μ2.60% 2/24/26	250,000	245,181
2.70% 5/18/23	250,000	250,972
μ2.74% 10/15/30	460,000	434,664
2.95% 10/1/26	500,000	496,128
μ2.96% 5/13/31	80,000	74,856
μ2.96% 1/25/33	200,000	188,551

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ3.11% 4/22/41	300,000	$ 271,121
μ3.11% 4/22/51	700,000	619,935
3.20% 6/15/26	450,000	452,420
μ3.22% 3/1/25	270,000	270,956
3.30% 4/1/26	500,000	503,962
3.38% 5/1/23	200,000	202,169
μ3.51% 1/23/29	310,000	308,568
μ3.54% 5/1/28	150,000	150,392
μ3.56% 4/23/24	265,000	267,461
3.63% 5/13/24	250,000	254,994
3.63% 12/1/27	260,000	260,637
μ3.70% 5/6/30	250,000	251,324
μ3.80% 7/23/24	300,000	303,414
3.90% 7/15/25	500,000	513,204
μ3.96% 1/29/27	500,000	510,357
μ3.96% 11/15/48	200,000	204,296
μ4.01% 4/23/29	350,000	357,840
μ4.02% 12/5/24	200,000	203,202
4.13% 12/15/26	500,000	517,392
μ4.20% 7/23/29	300,000	310,250
μ4.45% 12/5/29	200,000	208,473
μ4.49% 3/24/31	700,000	741,957
4.95% 6/1/45	500,000	565,613
5.40% 1/6/42	200,000	237,494
5.50% 10/15/40	100,000	120,015
5.60% 7/15/41	500,000	605,660
6.40% 5/15/38	450,000	586,628
8.00% 4/29/27	100,000	120,435
μJPMORGAN CHASE +SR UNSECURED 02/28 VAR 2.95% 2/24/28	150,000	146,381
KeyCorp 2.25% 4/6/27	250,000	236,022
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	140,820
^0.00% 6/29/37	500,000	340,570
0.25% 4/25/23	390,000	383,191
0.25% 10/19/23	500,000	484,915
0.25% 3/8/24	325,000	312,146
0.38% 7/18/25	1,520,000	1,414,056
0.63% 1/22/26	450,000	417,870
0.75% 9/30/30	800,000	697,253
1.25% 1/31/25	500,000	482,405
1.75% 9/14/29	140,000	133,023
2.00% 5/2/25	400,000	393,135
2.63% 2/28/24	680,000	683,486
2.88% 4/3/28	525,000	533,358
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	135,782
0.88% 3/30/26	160,000	149,269
2.50% 11/15/27	300,000	297,599
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Landwirtschaftliche Rentenbank (continued)
3.13% 11/14/23	1,000,000	$ 1,013,081
Lloyds Banking Group PLC
μ0.70% 5/11/24	200,000	194,811
μ1.63% 5/11/27	200,000	183,390
μ2.44% 2/5/26	200,000	192,859
μ3.57% 11/7/28	350,000	341,881
3.75% 1/11/27	235,000	234,359
μ3.75% 3/18/28	200,000	199,415
4.05% 8/16/23	200,000	203,560
4.34% 1/9/48	150,000	145,885
4.38% 3/22/28	200,000	204,375
4.45% 5/8/25	200,000	204,960
4.55% 8/16/28	700,000	721,872
4.58% 12/10/25	300,000	306,174
4.65% 3/24/26	200,000	204,603
Mitsubishi UFJ Financial Group, Inc.
μ0.85% 9/15/24	500,000	484,579
μ0.96% 10/11/25	200,000	188,510
1.41% 7/17/25	200,000	187,369
μ1.64% 10/13/27	250,000	229,822
2.05% 7/17/30	200,000	177,065
μ2.34% 1/19/28	200,000	188,897
2.53% 9/13/23	200,000	199,802
2.56% 2/25/30	200,000	185,298
2.80% 7/18/24	200,000	198,764
μ2.85% 1/19/33	200,000	186,359
3.20% 7/18/29	200,000	194,111
3.29% 7/25/27	200,000	198,176
3.41% 3/7/24	150,000	151,536
3.74% 3/7/29	200,000	201,848
3.75% 7/18/39	200,000	196,426
3.78% 3/2/25	200,000	203,302
3.85% 3/1/26	400,000	405,156
3.96% 3/2/28	350,000	355,063
4.05% 9/11/28	200,000	204,482
4.15% 3/7/39	70,000	72,301
4.29% 7/26/38	70,000	73,163
Mizuho Financial Group, Inc.
μ0.85% 9/8/24	200,000	193,870
μ1.24% 7/10/24	300,000	293,593
μ1.98% 9/8/31	200,000	174,852
μ2.26% 7/9/32	200,000	176,529
2.56% 9/13/31	200,000	174,801
μ2.84% 7/16/25	200,000	197,721
μ3.15% 7/16/30	200,000	192,582
3.17% 9/11/27	200,000	196,880
μ3.92% 9/11/24	200,000	202,300
4.02% 3/5/28	200,000	203,039
μ4.25% 9/11/29	200,000	205,079
Morgan Stanley
μ0.79% 1/22/25	500,000	479,984

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ0.79% 5/30/25	200,000	$ 190,007
μ0.86% 10/21/25	50,000	47,085
μ0.99% 12/10/26	500,000	458,556
μ1.16% 10/21/25	185,000	175,739
μ1.51% 7/20/27	500,000	459,602
μ1.79% 2/13/32	655,000	563,252
μ1.93% 4/28/32	250,000	216,085
μ2.24% 7/21/32	500,000	443,065
μ2.48% 1/21/28	170,000	162,065
μ2.48% 9/16/36	250,000	214,336
μ2.51% 10/20/32	185,000	166,748
μ2.63% 2/18/26	200,000	196,188
μ2.70% 1/22/31	235,000	220,516
μ2.72% 7/22/25	95,000	94,047
μ2.94% 1/21/33	135,000	126,595
3.13% 7/27/26	235,000	232,972
μ3.59% 7/22/28	200,000	200,556
μ3.62% 4/1/31	1,600,000	1,591,676
3.63% 1/20/27	350,000	353,009
3.70% 10/23/24	725,000	738,010
μ3.74% 4/24/24	210,000	212,078
μ3.77% 1/24/29	950,000	957,413
3.88% 1/27/26	265,000	270,041
3.95% 4/23/27	300,000	304,846
μ3.97% 7/22/38	130,000	131,153
4.00% 7/23/25	200,000	204,707
4.10% 5/22/23	350,000	356,275
4.30% 1/27/45	500,000	525,877
4.35% 9/8/26	300,000	308,993
4.38% 1/22/47	400,000	433,221
μ4.43% 1/23/30	165,000	172,521
5.00% 11/24/25	175,000	184,471
6.25% 8/9/26	100,000	111,178
7.25% 4/1/32	100,000	128,505
National Australia Bank Ltd. 2.50% 7/12/26	250,000	244,298
μNational Bank of Canada 0.55% 11/15/24	250,000	240,532
Natwest Group PLC
μ3.07% 5/22/28	200,000	191,976
μ4.27% 3/22/25	400,000	404,640
μ4.45% 5/8/30	200,000	205,149
μ4.52% 6/25/24	400,000	406,024
4.80% 4/5/26	250,000	258,452
Northern Trust Corp.
1.95% 5/1/30	190,000	174,055
3.65% 8/3/28	100,000	102,646
3.95% 10/30/25	250,000	256,241
Oesterreichische Kontrollbank AG
0.38% 9/17/25	320,000	296,175
1.50% 2/12/25	600,000	582,053
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Bank NA
2.70% 10/22/29	250,000	$ 240,032
3.10% 10/25/27	250,000	249,526
3.25% 6/1/25	250,000	252,527
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	231,069
2.20% 11/1/24	200,000	197,679
2.55% 1/22/30	150,000	143,164
3.15% 5/19/27	250,000	250,417
3.45% 4/23/29	350,000	355,808
3.50% 1/23/24	125,000	126,762
Regions Financial Corp. 2.25% 5/18/25	100,000	97,317
Royal Bank of Canada
0.43% 1/19/24	215,000	207,487
0.50% 10/26/23	105,000	101,745
0.88% 1/20/26	250,000	229,813
1.15% 6/10/25	1,030,000	972,053
1.40% 11/2/26	250,000	230,289
1.60% 1/21/25	100,000	96,119
2.05% 1/21/27	100,000	95,096
2.25% 11/1/24	200,000	197,194
2.30% 11/3/31	200,000	181,839
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	65,310
3.45% 6/2/25	100,000	99,277
4.40% 7/13/27	220,000	223,758
4.50% 7/17/25	250,000	255,518
μSantander UK Group Holdings PLC
1.09% 3/15/25	250,000	237,791
1.53% 8/21/26	250,000	229,809
2.47% 1/11/28	200,000	186,011
3.82% 11/3/28	200,000	196,662
μSignature Bank 4.00% 10/15/30	250,000	246,670
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	182,454
1.47% 7/8/25	435,000	409,295
1.90% 9/17/28	200,000	178,982
2.13% 7/8/30	300,000	268,248
2.14% 9/23/30	500,000	438,384
2.22% 9/17/31	200,000	176,939
2.35% 1/15/25	200,000	194,347
2.45% 9/27/24	200,000	196,469
2.70% 7/16/24	200,000	198,063
2.93% 9/17/41	100,000	85,265
3.01% 10/19/26	500,000	489,920
3.04% 7/16/29	200,000	192,334
3.35% 10/18/27	150,000	148,418
3.36% 7/12/27	200,000	198,753
3.45% 1/11/27	250,000	249,514

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.54% 1/17/28	250,000	$ 248,030
3.75% 7/19/23	150,000	152,204
3.78% 3/9/26	200,000	202,261
3.94% 7/19/28	150,000	152,488
SVB Financial Group
1.80% 10/28/26	100,000	92,917
1.80% 2/2/31	165,000	142,073
3.13% 6/5/30	60,000	57,679
Toronto-Dominion Bank
0.45% 9/11/23	500,000	486,175
0.55% 3/4/24	250,000	240,577
0.70% 9/10/24	200,000	189,813
0.75% 6/12/23	165,000	162,007
0.75% 1/6/26	250,000	228,999
1.25% 12/13/24	65,000	62,453
1.25% 9/10/26	200,000	183,880
1.45% 1/10/25	250,000	239,451
1.95% 1/12/27	250,000	236,778
2.00% 9/10/31	100,000	88,594
2.45% 1/12/32	250,000	230,926
2.65% 6/12/24	200,000	199,739
3.25% 3/11/24	200,000	202,393
3.50% 7/19/23	150,000	152,460
Truist Bank
3.20% 4/1/24	600,000	606,884
3.30% 5/15/26	200,000	201,490
3.63% 9/16/25	250,000	253,032
μ3.69% 8/2/24	200,000	202,605
4.05% 11/3/25	75,000	77,349
Truist Financial Corp.
1.13% 8/3/27	200,000	179,594
1.20% 8/5/25	165,000	155,353
μ1.27% 3/2/27	145,000	134,274
1.95% 6/5/30	165,000	148,949
2.85% 10/26/24	100,000	99,926
3.70% 6/5/25	150,000	152,448
3.75% 12/6/23	150,000	152,818
U.S. Bancorp
1.38% 7/22/30	150,000	129,828
1.45% 5/12/25	100,000	95,588
μ2.22% 1/27/28	200,000	191,029
2.38% 7/22/26	150,000	146,261
2.40% 7/30/24	150,000	149,013
μ2.68% 1/27/33	200,000	190,136
3.00% 7/30/29	150,000	146,997
3.10% 4/27/26	65,000	64,990
3.38% 2/5/24	250,000	253,438
3.60% 9/11/24	250,000	254,102
3.70% 1/30/24	250,000	255,431
3.90% 4/26/28	250,000	256,655
U.S. Bank NA 2.05% 1/21/25	300,000	293,710
Wachovia Corp. 5.50% 8/1/35	150,000	168,794
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	$ 57,279
μ1.65% 6/2/24	650,000	642,199
μ2.16% 2/11/26	415,000	401,416
μ2.19% 4/30/26	1,000,000	964,643
μ2.39% 6/2/28	205,000	193,848
μ2.41% 10/30/25	440,000	430,729
μ2.57% 2/11/31	115,000	106,837
μ2.88% 10/30/30	500,000	475,219
3.00% 4/22/26	150,000	148,543
3.00% 10/23/26	300,000	295,827
3.30% 9/9/24	250,000	252,653
μ3.35% 3/2/33	390,000	379,019
μ3.53% 3/24/28	140,000	139,719
μ3.58% 5/22/28	755,000	753,773
3.75% 1/24/24	300,000	305,479
4.10% 6/3/26	740,000	758,583
4.13% 8/15/23	300,000	306,682
4.15% 1/24/29	300,000	311,175
4.30% 7/22/27	750,000	778,766
4.40% 6/14/46	250,000	259,188
4.65% 11/4/44	225,000	239,199
4.75% 12/7/46	350,000	380,515
μ5.01% 4/4/51	950,000	1,127,432
Wells Fargo Bank NA 6.60% 1/15/38	450,000	589,346
Westpac Banking Corp.
2.35% 2/19/25	200,000	196,487
2.65% 1/16/30	70,000	67,013
μ2.67% 11/15/35	125,000	109,161
2.70% 8/19/26	200,000	196,485
2.85% 5/13/26	150,000	148,894
μ2.89% 2/4/30	600,000	578,522
2.96% 11/16/40	95,000	79,831
3.30% 2/26/24	250,000	253,331
3.35% 3/8/27	250,000	252,068
3.40% 1/25/28	100,000	100,653
3.65% 5/15/23	100,000	101,572
μ4.11% 7/24/34	95,000	93,639
μ4.32% 11/23/31	250,000	251,434
4.42% 7/24/39	70,000	71,545
		156,271,238
Beverages–0.57%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	700,000	715,409
Anheuser-Busch InBev Finance, Inc. 4.00% 1/17/43	100,000	98,404
Anheuser-Busch InBev Worldwide, Inc.
3.75% 7/15/42	136,000	129,465
4.00% 4/13/28	270,000	279,763

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.38% 4/15/38	285,000	$ 299,470
4.44% 10/6/48	395,000	413,486
4.60% 4/15/48	115,000	124,116
4.70% 2/1/36	950,000	1,018,890
4.75% 1/23/29	395,000	428,249
4.75% 4/15/58	200,000	216,874
4.90% 1/23/31	160,000	177,619
4.95% 1/15/42	300,000	331,206
5.45% 1/23/39	165,000	192,683
5.55% 1/23/49	1,230,000	1,499,709
5.80% 1/23/59	415,000	523,752
8.20% 1/15/39	200,000	295,485
Brown-Forman Corp.
3.50% 4/15/25	60,000	60,833
4.00% 4/15/38	85,000	87,043
Coca-Cola Co.
1.00% 3/15/28	145,000	129,575
1.38% 3/15/31	250,000	216,613
1.45% 6/1/27	60,000	56,280
1.50% 3/5/28	145,000	133,349
1.65% 6/1/30	700,000	627,906
1.75% 9/6/24	150,000	148,459
2.00% 3/5/31	165,000	150,995
2.13% 9/6/29	150,000	141,309
2.50% 6/1/40	70,000	62,180
2.50% 3/15/51	165,000	137,968
2.60% 6/1/50	150,000	128,130
2.75% 6/1/60	150,000	127,035
2.90% 5/25/27	100,000	99,020
3.00% 3/5/51	65,000	59,840
Coca-Cola Consolidated, Inc. 3.80% 11/25/25	50,000	51,264
Coca-Cola Femsa SAB de CV
1.85% 9/1/32	185,000	160,513
2.75% 1/22/30	300,000	287,109
Constellation Brands, Inc.
3.15% 8/1/29	100,000	96,562
3.50% 5/9/27	30,000	30,057
3.60% 2/15/28	100,000	99,246
3.70% 12/6/26	100,000	100,870
4.10% 2/15/48	100,000	96,379
4.25% 5/1/23	280,000	285,171
4.50% 5/9/47	45,000	46,231
4.65% 11/15/28	125,000	131,830
Diageo Capital PLC
2.13% 10/24/24	200,000	196,606
2.38% 10/24/29	200,000	189,340
3.50% 9/18/23	200,000	203,117
3.88% 5/18/28	200,000	205,775
3.88% 4/29/43	30,000	30,790
5.88% 9/30/36	100,000	125,676
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Fomento Economico Mexicano SAB de CV
2.88% 5/10/23	150,000	$ 150,294
4.38% 5/10/43	200,000	209,678
Keurig Dr Pepper, Inc.
0.75% 3/15/24	100,000	96,317
2.25% 3/15/31	85,000	76,479
3.13% 12/15/23	100,000	100,798
3.35% 3/15/51	60,000	52,380
3.40% 11/15/25	150,000	150,898
3.43% 6/15/27	70,000	69,974
3.80% 5/1/50	450,000	427,479
4.42% 12/15/46	50,000	51,928
4.60% 5/25/28	150,000	158,172
4.99% 5/25/38	100,000	109,527
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	108,627
4.20% 7/15/46	345,000	334,719
5.00% 5/1/42	250,000	264,443
PepsiCo, Inc.
0.40% 10/7/23	55,000	53,710
0.75% 5/1/23	85,000	83,775
1.40% 2/25/31	75,000	65,571
1.63% 5/1/30	560,000	503,494
1.95% 10/21/31	150,000	136,914
2.38% 10/6/26	80,000	78,231
2.63% 10/21/41	200,000	181,833
2.75% 3/19/30	100,000	98,220
2.75% 10/21/51	135,000	120,722
2.85% 2/24/26	90,000	90,629
3.00% 10/15/27	150,000	151,123
3.60% 3/1/24	479,000	489,786
		15,863,372
Biotechnology–0.31%
Amgen, Inc.
1.65% 8/15/28	200,000	182,161
1.90% 2/21/25	135,000	131,228
2.00% 1/15/32	200,000	177,221
2.20% 2/21/27	175,000	168,322
2.25% 8/19/23	200,000	200,700
2.30% 2/25/31	100,000	92,110
2.45% 2/21/30	400,000	377,132
2.60% 8/19/26	200,000	197,135
2.77% 9/1/53	758,000	608,197
2.80% 8/15/41	200,000	171,711
3.00% 2/22/29	90,000	88,350
3.00% 1/15/52	200,000	169,155
3.13% 5/1/25	200,000	201,977
3.15% 2/21/40	200,000	182,823
3.35% 2/22/32	90,000	89,158
3.38% 2/21/50	300,000	270,678
3.63% 5/22/24	150,000	152,803
4.20% 2/22/52	90,000	93,077

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen, Inc. (continued)
4.40% 2/22/62	75,000	$ 77,569
5.15% 11/15/41	250,000	280,679
Baxalta, Inc.
4.00% 6/23/25	45,000	45,928
5.25% 6/23/45	14,000	16,072
Biogen, Inc.
2.25% 5/1/30	75,000	67,481
3.15% 5/1/50	120,000	98,267
3.25% 2/15/51	586,000	484,406
4.05% 9/15/25	145,000	148,719
Gilead Sciences, Inc.
0.75% 9/29/23	86,000	83,989
1.20% 10/1/27	120,000	108,261
1.65% 10/1/30	95,000	83,483
2.60% 10/1/40	250,000	210,498
2.80% 10/1/50	250,000	204,581
2.95% 3/1/27	300,000	297,042
3.50% 2/1/25	270,000	273,651
3.65% 3/1/26	300,000	305,103
4.15% 3/1/47	380,000	390,732
4.50% 2/1/45	80,000	85,240
4.60% 9/1/35	200,000	217,524
4.75% 3/1/46	200,000	221,636
4.80% 4/1/44	200,000	219,859
5.65% 12/1/41	250,000	301,775
Royalty Pharma PLC
0.75% 9/2/23	135,000	131,068
1.20% 9/2/25	180,000	165,576
1.75% 9/2/27	115,000	104,371
2.20% 9/2/30	105,000	91,801
3.30% 9/2/40	160,000	136,223
3.55% 9/2/50	160,000	132,909
		8,538,381
Building Materials–0.13%
Carrier Global Corp.
2.24% 2/15/25	700,000	681,462
2.49% 2/15/27	85,000	80,997
2.72% 2/15/30	120,000	112,786
3.38% 4/5/40	85,000	77,262
3.58% 4/5/50	120,000	109,806
Fortune Brands Home & Security, Inc.
3.25% 9/15/29	150,000	144,346
4.00% 6/15/25	50,000	50,871
Johnson Controls International plc
3.90% 2/14/26	28,000	28,666
4.50% 2/15/47	145,000	152,458
5.13% 9/14/45	7,000	7,981
φJohnson Controls International PLC
3.63% 7/2/24	100,000	101,296
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
φJohnson Controls International PLC (continued)
4.95% 7/2/64	68,000	$ 71,577
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	75,886
2.00% 9/16/31	90,000	79,002
Lennox International, Inc.
1.35% 8/1/25	55,000	51,489
1.70% 8/1/27	40,000	36,725
3.00% 11/15/23	25,000	25,028
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	43,133
3.50% 12/15/27	100,000	100,445
4.25% 7/2/24	55,000	56,274
4.25% 12/15/47	100,000	99,386
Masco Corp.
1.50% 2/15/28	75,000	66,007
2.00% 10/1/30	125,000	108,225
2.00% 2/15/31	150,000	130,116
3.13% 2/15/51	45,000	37,419
3.50% 11/15/27	60,000	59,905
4.50% 5/15/47	225,000	232,276
Mohawk Industries, Inc. 3.63% 5/15/30	150,000	147,329
Owens Corning
3.88% 6/1/30	150,000	151,472
3.95% 8/15/29	70,000	71,243
4.30% 7/15/47	100,000	97,992
7.00% 12/1/36	50,000	62,961
Vulcan Materials Co.
3.90% 4/1/27	45,000	46,135
4.70% 3/1/48	250,000	270,117
		3,668,073
Chemicals–0.34%
Air Products & Chemicals, Inc. 3.35% 7/31/24	250,000	253,071
Albemarle Corp. 5.45% 12/1/44	100,000	111,064
Cabot Corp. 4.00% 7/1/29	100,000	100,441
Celanese U.S. Holdings LLC 1.40% 8/5/26	50,000	45,030
Dow Chemical Co.
2.10% 11/15/30	250,000	224,918
3.60% 11/15/50	250,000	232,600
3.63% 5/15/26	150,000	151,751
4.38% 11/15/42	400,000	415,859
4.80% 5/15/49	95,000	104,853
5.25% 11/15/41	100,000	114,095
7.38% 11/1/29	58,000	72,556

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Dow Chemical Co. (continued)
9.40% 5/15/39	58,000	$ 92,392
DuPont de Nemours, Inc.
4.21% 11/15/23	300,000	306,985
4.49% 11/15/25	250,000	260,012
4.73% 11/15/28	350,000	375,087
5.32% 11/15/38	135,000	155,054
5.42% 11/15/48	225,000	271,458
Eastman Chemical Co.
3.80% 3/15/25	100,000	101,136
4.65% 10/15/44	70,000	71,854
4.80% 9/1/42	250,000	262,324
Ecolab, Inc.
1.30% 1/30/31	195,000	168,206
2.13% 8/15/50	250,000	191,083
2.70% 11/1/26	45,000	44,482
EI du Pont de Nemours & Co.
1.70% 7/15/25	155,000	148,506
2.30% 7/15/30	335,000	311,759
FMC Corp. 4.10% 2/1/24	100,000	101,476
Huntsman International LLC
2.95% 6/15/31	45,000	41,615
4.50% 5/1/29	90,000	92,909
International Flavors & Fragrances, Inc.
3.20% 5/1/23	50,000	50,143
4.38% 6/1/47	55,000	54,964
Linde, Inc.
1.10% 8/10/30	250,000	214,504
2.00% 8/10/50	160,000	120,725
Lubrizol Corp. 6.50% 10/1/34	300,000	389,833
LYB International Finance BV 4.00% 7/15/23	113,000	114,780
LYB International Finance III LLC
1.25% 10/1/25	40,000	37,024
2.25% 10/1/30	45,000	40,560
3.38% 10/1/40	60,000	53,709
3.63% 4/1/51	85,000	76,907
3.80% 10/1/60	60,000	52,312
4.20% 10/15/49	125,000	123,750
Mosaic Co.
4.05% 11/15/27	150,000	153,649
4.25% 11/15/23	125,000	127,647
5.45% 11/15/33	104,000	119,630
5.63% 11/15/43	200,000	240,129
NewMarket Corp. 2.70% 3/18/31	200,000	183,455
Nutrien Ltd.
1.90% 5/13/23	35,000	34,737
2.95% 5/13/30	100,000	96,455
3.00% 4/1/25	300,000	298,734
3.95% 5/13/50	100,000	100,334
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien Ltd. (continued)
4.13% 3/15/35	100,000	$ 101,144
PPG Industries, Inc.
1.20% 3/15/26	135,000	124,986
2.40% 8/15/24	100,000	98,566
2.55% 6/15/30	50,000	46,888
2.80% 8/15/29	100,000	95,758
RPM International 2.95% 1/15/32	125,000	114,583
RPM International, Inc.
3.75% 3/15/27	100,000	101,261
5.25% 6/1/45	100,000	113,424
Sherwin-Williams Co.
2.30% 5/15/30	60,000	54,862
2.95% 8/15/29	100,000	96,426
3.13% 6/1/24	100,000	100,628
3.30% 5/15/50	100,000	88,874
3.45% 6/1/27	145,000	145,322
3.80% 8/15/49	100,000	96,136
3.95% 1/15/26	250,000	257,585
4.50% 6/1/47	88,000	93,199
Westlake Corp.
3.60% 8/15/26	150,000	151,833
5.00% 8/15/46	100,000	108,716
		9,496,748
Commercial Services–0.29%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	65,119
1.70% 5/15/28	95,000	88,113
3.38% 9/15/25	125,000	127,704
Block Financial LLC 3.88% 8/15/30	60,000	58,931
California Institute of Technology
3.65% 9/1/19	45,000	38,594
4.32% 8/1/45	60,000	65,099
Cintas Corp. No. 2 3.70% 4/1/27	100,000	102,386
Emory University
2.14% 9/1/30	35,000	32,803
2.97% 9/1/50	35,000	31,048
Equifax, Inc.
2.35% 9/15/31	350,000	313,052
2.60% 12/1/24	50,000	49,385
3.95% 6/15/23	40,000	40,399
Ford Foundation
2.42% 6/1/50	200,000	165,004
2.82% 6/1/70	30,000	24,748
George Washington University
4.13% 9/15/48	200,000	211,804
4.30% 9/15/44	100,000	107,437

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Georgetown University
4.32% 4/1/49	50,000	$ 53,165
5.22% 10/1/18	50,000	57,005
Global Payments, Inc.
1.20% 3/1/26	375,000	345,477
1.50% 11/15/24	110,000	105,164
2.15% 1/15/27	200,000	187,715
2.90% 5/15/30	115,000	106,138
2.90% 11/15/31	200,000	182,213
3.75% 6/1/23	125,000	126,121
4.00% 6/1/23	100,000	101,258
4.45% 6/1/28	100,000	102,967
4.80% 4/1/26	100,000	104,977
Johns Hopkins University 2.81% 1/1/60	35,000	29,172
Leland Stanford Junior University
2.41% 6/1/50	60,000	50,350
3.65% 5/1/48	70,000	72,542
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	189,072
3.89% 7/1/16	55,000	53,535
5.60% 7/1/11	200,000	277,590
Moody's Corp.
2.00% 8/19/31	100,000	88,713
2.55% 8/18/60	50,000	37,634
2.75% 8/19/41	100,000	85,386
3.25% 1/15/28	65,000	64,896
3.25% 5/20/50	100,000	89,406
3.75% 2/25/52	100,000	98,557
4.25% 2/1/29	100,000	104,903
4.88% 12/17/48	100,000	113,743
Northwestern University 3.66% 12/1/57	75,000	81,792
PayPal Holdings, Inc.
1.35% 6/1/23	55,000	54,839
1.65% 6/1/25	100,000	96,151
2.30% 6/1/30	80,000	74,470
2.40% 10/1/24	105,000	104,524
2.65% 10/1/26	65,000	63,959
2.85% 10/1/29	95,000	92,994
3.25% 6/1/50	500,000	455,792
President & Fellows of Harvard College
3.15% 7/15/46	100,000	96,182
3.30% 7/15/56	100,000	99,319
Quanta Services, Inc.
0.95% 10/1/24	30,000	28,443
2.35% 1/15/32	55,000	47,745
3.05% 10/1/41	60,000	49,360
RELX Capital, Inc.
3.00% 5/22/30	100,000	95,544
4.00% 3/18/29	200,000	205,149
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Rockefeller Foundation 2.49% 10/1/50	60,000	$ 50,082
S&P Global, Inc.
1.25% 8/15/30	75,000	64,618
2.30% 8/15/60	395,000	298,647
2.45% 3/1/27	70,000	68,107
2.50% 12/1/29	55,000	52,125
2.70% 3/1/29	150,000	145,397
2.90% 3/1/32	105,000	101,792
2.95% 1/22/27	150,000	149,344
3.25% 12/1/49	65,000	60,977
3.70% 3/1/52	35,000	35,487
3.90% 3/1/62	45,000	46,288
Trustees of Boston University 4.06% 10/1/48	25,000	26,650
Trustees of Princeton University
2.52% 7/1/50	40,000	33,746
5.70% 3/1/39	50,000	64,333
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	85,331
University of Chicago
2.55% 4/1/50	35,000	29,239
3.00% 10/1/52	65,000	57,956
4.00% 10/1/53	60,000	64,190
University of Notre Dame du Lac 3.39% 2/15/48	100,000	101,290
University of Southern California
3.03% 10/1/39	200,000	186,927
3.84% 10/1/47	55,000	58,228
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	18,821
4.00% 6/15/25	100,000	102,062
4.13% 3/15/29	120,000	123,734
William Marsh Rice University 3.57% 5/15/45	100,000	101,227
		8,122,186
Computers–0.66%
Apple, Inc.
0.55% 8/20/25	400,000	372,694
0.70% 2/8/26	250,000	232,826
0.75% 5/11/23	655,000	646,577
1.13% 5/11/25	535,000	510,825
1.20% 2/8/28	250,000	227,606
1.25% 8/20/30	100,000	87,377
1.40% 8/5/28	200,000	182,868
1.65% 5/11/30	120,000	108,766
1.70% 8/5/31	200,000	179,367
1.80% 9/11/24	200,000	197,206
2.05% 9/11/26	200,000	194,129
2.20% 9/11/29	250,000	238,265
2.40% 8/20/50	220,000	181,509

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
2.45% 8/4/26	250,000	$ 246,938
2.50% 2/9/25	250,000	249,389
2.65% 5/11/50	500,000	435,507
2.70% 8/5/51	200,000	173,859
2.75% 1/13/25	100,000	100,161
2.80% 2/8/61	250,000	214,954
2.85% 8/5/61	200,000	172,491
2.90% 9/12/27	400,000	400,852
2.95% 9/11/49	135,000	123,889
3.00% 11/13/27	200,000	201,234
3.20% 5/13/25	150,000	152,310
3.20% 5/11/27	154,000	156,601
3.25% 2/23/26	415,000	422,677
3.35% 2/9/27	200,000	204,236
3.45% 5/6/24	350,000	357,528
3.45% 2/9/45	125,000	124,170
3.75% 9/12/47	225,000	233,935
3.75% 11/13/47	150,000	155,603
3.85% 5/4/43	350,000	368,143
3.85% 8/4/46	135,000	142,540
4.25% 2/9/47	25,000	28,017
4.38% 5/13/45	100,000	113,019
4.45% 5/6/44	600,000	679,647
4.50% 2/23/36	250,000	285,821
4.65% 2/23/46	530,000	627,126
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	105,062
3.45% 12/15/51	250,000	203,097
4.00% 7/15/24	100,000	102,152
4.90% 10/1/26	800,000	839,116
5.30% 10/1/29	300,000	326,775
5.45% 6/15/23	135,000	139,069
6.02% 6/15/26	250,000	270,807
8.10% 7/15/36	73,000	95,994
8.35% 7/15/46	33,000	48,226
Genpact Luxembourg Sarl 3.38% 12/1/24	100,000	99,650
Hewlett Packard Enterprise Co.
1.45% 4/1/24	200,000	194,102
1.75% 4/1/26	300,000	281,696
4.90% 10/15/25	450,000	471,208
6.20% 10/15/35	250,000	287,488
6.35% 10/15/45	250,000	294,349
HP, Inc.
2.20% 6/17/25	150,000	144,664
3.00% 6/17/27	150,000	145,926
3.40% 6/17/30	150,000	143,736
4.20% 4/15/32	200,000	199,314
6.00% 9/15/41	305,000	355,453
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines Corp.
1.70% 5/15/27	505,000	$ 472,776
1.95% 5/15/30	110,000	100,084
2.20% 2/9/27	100,000	96,576
2.72% 2/9/32	155,000	147,185
2.85% 5/15/40	165,000	146,174
2.95% 5/15/50	155,000	135,551
3.00% 5/15/24	500,000	503,307
3.30% 5/15/26	250,000	252,618
3.30% 1/27/27	100,000	101,304
3.43% 2/9/52	125,000	119,081
3.45% 2/19/26	150,000	152,459
4.00% 6/20/42	200,000	204,685
4.15% 5/15/39	200,000	209,842
4.25% 5/15/49	350,000	372,740
5.60% 11/30/39	210,000	254,799
5.88% 11/29/32	120,000	144,089
Leidos, Inc. 2.30% 2/15/31	195,000	169,036
NetApp, Inc.
1.88% 6/22/25	35,000	33,467
2.38% 6/22/27	50,000	47,647
2.70% 6/22/30	50,000	46,135
Teledyne FLIR LLC 2.50% 8/1/30	35,000	31,879
Western Digital Corp.
2.85% 2/1/29	65,000	59,383
3.10% 2/1/32	110,000	98,491
		18,377,854
Cosmetics & Personal Care–0.16%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	58,178
4.00% 8/15/45	100,000	109,870
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	104,326
3.15% 3/15/27	100,000	100,750
4.15% 3/15/47	65,000	69,984
4.38% 6/15/45	250,000	272,122
GSK Consumer Healthcare Capital US LLC
3.13% 3/24/25	250,000	249,348
3.13% 3/24/25	0	0
3.38% 3/24/27	250,000	249,997
3.38% 3/24/29	250,000	247,452
3.63% 3/24/32	250,000	249,765
Procter & Gamble
1.90% 2/1/27	400,000	387,173
2.30% 2/1/32	400,000	381,183
Procter & Gamble Co.
0.55% 10/29/25	100,000	92,737
1.20% 10/29/30	100,000	87,091
2.45% 11/3/26	150,000	147,898
2.70% 2/2/26	100,000	100,169

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Procter & Gamble Co. (continued)
2.85% 8/11/27	150,000	$ 150,124
3.10% 8/15/23	200,000	202,130
Unilever Capital Corp.
0.38% 9/14/23	100,000	97,451
1.38% 9/14/30	105,000	90,711
2.00% 7/28/26	100,000	96,304
2.60% 5/5/24	100,000	100,269
2.90% 5/5/27	150,000	148,985
3.25% 3/7/24	120,000	121,511
3.38% 3/22/25	100,000	101,863
3.50% 3/22/28	100,000	102,391
5.90% 11/15/32	133,000	163,227
		4,283,009
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	149,234
4.20% 5/15/47	100,000	106,499
4.60% 6/15/45	55,000	60,389
		316,122
Diversified Financial Services–1.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	150,000	143,586
1.65% 10/29/24	290,000	273,879
1.75% 10/29/24	150,000	141,342
1.75% 1/30/26	225,000	206,426
2.45% 10/29/26	150,000	138,743
3.15% 2/15/24	200,000	196,776
3.30% 1/30/32	240,000	216,350
3.40% 10/29/33	150,000	134,444
3.50% 1/15/25	150,000	147,370
3.65% 7/21/27	150,000	145,338
3.85% 10/29/41	150,000	131,541
4.50% 9/15/23	150,000	151,128
4.63% 10/15/27	200,000	203,902
4.88% 1/16/24	150,000	152,026
6.50% 7/15/25	150,000	158,840
Affiliated Managers Group, Inc. 4.25% 2/15/24	100,000	102,432
Air Lease Corp.
0.70% 2/15/24	100,000	95,530
0.80% 8/18/24	85,000	80,051
2.10% 9/1/28	70,000	61,208
2.20% 1/15/27	200,000	185,094
2.88% 1/15/26	525,000	506,716
2.88% 1/15/32	200,000	179,067
3.13% 12/1/30	50,000	46,226
3.25% 3/1/25	100,000	98,647
3.38% 7/1/25	95,000	93,631
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp. (continued)
3.75% 6/1/26	100,000	$ 99,411
3.88% 7/3/23	250,000	252,520
4.25% 9/15/24	300,000	303,618
Aircastle Ltd.
4.13% 5/1/24	90,000	89,852
4.25% 6/15/26	65,000	63,947
5.00% 4/1/23	90,000	91,444
Ally Financial, Inc.
3.05% 6/5/23	635,000	637,318
8.00% 11/1/31	600,000	752,597
American Express Co.
0.75% 11/3/23	100,000	97,538
1.65% 11/4/26	85,000	80,117
2.50% 7/30/24	665,000	661,682
3.00% 10/30/24	300,000	301,150
3.30% 5/3/27	230,000	231,099
3.70% 8/3/23	150,000	152,759
4.05% 12/3/42	135,000	142,287
Ameriprise Financial, Inc. 2.88% 9/15/26	100,000	98,783
BGC Partners, Inc. 5.38% 7/24/23	100,000	102,289
BlackRock, Inc.
1.90% 1/28/31	50,000	45,150
2.10% 2/25/32	250,000	226,570
2.40% 4/30/30	90,000	85,460
3.20% 3/15/27	167,000	168,814
3.25% 4/30/29	150,000	152,267
Brookfield Finance LLC 3.45% 4/15/50	150,000	131,713
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	73,826
3.50% 3/30/51	200,000	177,846
3.90% 1/25/28	100,000	100,423
4.00% 4/1/24	100,000	101,504
4.70% 9/20/47	150,000	158,984
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	230,675
μ2.36% 7/29/32	200,000	172,091
μ2.62% 11/2/32	250,000	225,115
3.20% 2/5/25	150,000	150,134
μ3.27% 3/1/30	200,000	193,111
3.50% 6/15/23	300,000	303,453
3.65% 5/11/27	500,000	500,616
3.75% 3/9/27	250,000	251,969
3.80% 1/31/28	400,000	402,513
3.90% 1/29/24	200,000	203,124
4.20% 10/29/25	200,000	204,572
4.25% 4/30/25	150,000	154,055
Cboe Global Markets, Inc.
1.63% 12/15/30	200,000	174,457
3.65% 1/12/27	100,000	101,755

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp.
0.75% 3/18/24	200,000	$ 193,350
0.90% 3/11/26	335,000	309,714
1.65% 3/11/31	400,000	349,304
2.00% 3/20/28	200,000	187,192
3.00% 3/10/25	100,000	100,146
3.20% 3/2/27	100,000	100,617
3.25% 5/22/29	200,000	199,223
3.30% 4/1/27	90,000	90,596
3.45% 2/13/26	70,000	71,118
3.75% 4/1/24	150,000	152,545
3.85% 5/21/25	200,000	204,343
CI Financial Corp.
3.20% 12/17/30	155,000	141,252
4.10% 6/15/51	200,000	176,410
CME Group, Inc.
2.65% 3/15/32	105,000	100,469
3.75% 6/15/28	100,000	102,479
4.15% 6/15/48	75,000	81,329
5.30% 9/15/43	100,000	122,123
Discover Financial Services
3.75% 3/4/25	100,000	100,875
3.95% 11/6/24	100,000	101,771
4.10% 2/9/27	115,000	117,259
4.50% 1/30/26	150,000	154,534
Eaton Vance Corp. 3.50% 4/6/27	100,000	99,190
Franklin Resources, Inc.
1.60% 10/30/30	100,000	86,379
2.85% 3/30/25	100,000	99,544
Intercontinental Exchange, Inc.
0.70% 6/15/23	220,000	216,624
1.85% 9/15/32	165,000	142,716
2.10% 6/15/30	155,000	141,769
2.65% 9/15/40	165,000	141,377
3.00% 6/15/50	115,000	101,089
3.00% 9/15/60	160,000	135,665
3.10% 9/15/27	250,000	249,268
3.45% 9/21/23	60,000	60,703
3.75% 12/1/25	85,000	86,918
3.75% 9/21/28	105,000	107,065
4.00% 10/15/23	200,000	204,284
4.25% 9/21/48	150,000	162,294
Invesco Finance PLC
3.75% 1/15/26	100,000	101,949
4.00% 1/30/24	500,000	507,608
Janus Henderson US Holdings, Inc. 4.88% 8/1/25	150,000	156,941
Jefferies Group LLC
2.75% 10/15/32	155,000	138,706
6.25% 1/15/36	100,000	116,933
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	310,000	$ 325,017
Lazard Group LLC
3.63% 3/1/27	100,000	99,526
3.75% 2/13/25	100,000	101,034
Legg Mason, Inc.
4.75% 3/15/26	150,000	157,826
5.63% 1/15/44	100,000	120,021
Mastercard, Inc.
1.90% 3/15/31	100,000	92,514
2.00% 3/3/25	200,000	196,798
2.95% 11/21/26	150,000	150,998
2.95% 6/1/29	150,000	149,456
2.95% 3/15/51	45,000	41,172
3.30% 3/26/27	600,000	611,496
3.65% 6/1/49	150,000	154,979
3.80% 11/21/46	100,000	104,516
Morgan Stanley Domestic Holdings, Inc.
3.80% 8/24/27	35,000	35,573
4.50% 6/20/28	100,000	103,759
Nasdaq, Inc.
1.65% 1/15/31	200,000	168,615
2.50% 12/21/40	200,000	160,987
3.85% 6/30/26	45,000	45,882
3.95% 3/7/52	100,000	97,025
Nomura Holdings, Inc.
1.85% 7/16/25	300,000	283,161
2.33% 1/22/27	200,000	187,072
2.61% 7/14/31	200,000	179,762
2.68% 7/16/30	200,000	181,777
2.71% 1/22/29	200,000	184,393
3.00% 1/22/32	200,000	184,232
3.10% 1/16/30	250,000	235,459
ORIX Corp.
2.25% 3/9/31	100,000	91,378
3.25% 12/4/24	100,000	100,111
3.70% 7/18/27	100,000	100,765
Private Export Funding Corp. 2.45% 7/15/24	250,000	248,720
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	244,315
4.95% 7/15/46	50,000	55,987
Stifel Financial Corp. 4.00% 5/15/30	500,000	504,948
Synchrony Financial
2.88% 10/28/31	125,000	110,827
3.70% 8/4/26	200,000	198,826
4.25% 8/15/24	150,000	152,093
4.38% 3/19/24	35,000	35,650
4.50% 7/23/25	100,000	102,006
5.15% 3/19/29	50,000	52,381

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa, Inc.
1.90% 4/15/27	500,000	$ 480,495
2.00% 8/15/50	300,000	232,481
2.70% 4/15/40	100,000	90,917
2.75% 9/15/27	75,000	74,757
3.15% 12/14/25	350,000	354,022
4.15% 12/14/35	115,000	125,053
4.30% 12/14/45	530,000	594,739
Western Union Co.
1.35% 3/15/26	100,000	92,164
2.75% 3/15/31	100,000	90,967
2.85% 1/10/25	50,000	49,424
4.25% 6/9/23	150,000	152,330
		27,740,978
Electric–2.05%
AEP Texas, Inc.
2.10% 7/1/30	100,000	89,077
3.45% 1/15/50	50,000	44,377
4.15% 5/1/49	100,000	98,316
AEP Transmission Co. LLC 3.75% 12/1/47	100,000	98,210
AES Corp.
1.38% 1/15/26	190,000	174,719
2.45% 1/15/31	250,000	223,564
Alabama Power Co.
1.45% 9/15/30	250,000	216,807
3.05% 3/15/32	65,000	63,201
3.70% 12/1/47	100,000	96,865
3.75% 3/1/45	150,000	143,807
4.30% 1/2/46	150,000	156,242
4.30% 7/15/48	65,000	68,209
6.13% 5/15/38	100,000	124,006
Ameren Corp.
1.75% 3/15/28	100,000	91,423
3.65% 2/15/26	50,000	50,605
Ameren Illinois Co.
1.55% 11/15/30	40,000	34,897
3.70% 12/1/47	100,000	99,022
3.80% 5/15/28	100,000	102,618
American Electric Power Co., Inc.
0.75% 11/1/23	35,000	33,910
1.00% 11/1/25	125,000	115,681
2.30% 3/1/30	50,000	45,550
3.20% 11/13/27	100,000	99,085
3.25% 3/1/50	65,000	55,955
Appalachian Power Co.
2.70% 4/1/31	250,000	231,624
3.70% 5/1/50	100,000	93,205
Arizona Public Service Co.
2.95% 9/15/27	50,000	48,882
3.15% 5/15/25	100,000	99,890
3.35% 5/15/50	70,000	60,896
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Arizona Public Service Co. (continued)
3.50% 12/1/49	100,000	$ 89,354
4.25% 3/1/49	100,000	99,980
4.35% 11/15/45	100,000	99,245
4.50% 4/1/42	100,000	101,483
5.05% 9/1/41	100,000	107,553
Atlantic City Electric Co. 2.30% 3/15/31	50,000	46,117
Avangrid, Inc.
3.15% 12/1/24	150,000	149,725
3.80% 6/1/29	100,000	101,477
Avista Corp. 4.35% 6/1/48	100,000	103,725
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	47,816
3.35% 7/1/23	100,000	100,532
3.50% 8/15/46	200,000	193,259
3.75% 8/15/47	100,000	98,481
6.35% 10/1/36	100,000	125,946
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	78,373
2.85% 5/15/51	150,000	127,099
3.25% 4/15/28	125,000	125,058
3.75% 11/15/23	200,000	203,212
3.80% 7/15/48	70,000	69,152
5.15% 11/15/43	200,000	227,651
5.95% 5/15/37	125,000	152,214
6.13% 4/1/36	247,000	304,176
Black Hills Corp.
3.05% 10/15/29	100,000	95,765
3.15% 1/15/27	100,000	98,138
3.88% 10/15/49	100,000	94,392
3.95% 1/15/26	50,000	50,802
4.20% 9/15/46	100,000	99,326
4.25% 11/30/23	100,000	101,913
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	78,906
2.40% 9/1/26	100,000	96,905
3.00% 2/1/27	100,000	99,121
3.35% 4/1/51	125,000	119,030
4.25% 2/1/49	50,000	54,429
CenterPoint Energy, Inc.
2.50% 9/1/24	100,000	98,272
2.95% 3/1/30	100,000	95,237
3.70% 9/1/49	100,000	93,134
4.25% 11/1/28	0	0
Cleco Corporate Holdings LLC
3.74% 5/1/26	100,000	101,328
4.97% 5/1/46	70,000	73,866

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	$ 115,376
CMS Energy Corp.
3.00% 5/15/26	40,000	39,320
μ3.75% 12/1/50	300,000	264,750
4.88% 3/1/44	100,000	110,450
Commonwealth Edison Co.
2.20% 3/1/30	100,000	92,413
2.55% 6/15/26	100,000	98,204
2.75% 9/1/51	285,000	242,149
3.13% 3/15/51	100,000	90,641
3.20% 11/15/49	145,000	133,177
3.65% 6/15/46	100,000	98,873
3.70% 8/15/28	45,000	45,722
4.00% 3/1/48	250,000	265,574
6.45% 1/15/38	100,000	131,444
Connecticut Light & Power Co.
0.75% 12/1/25	50,000	45,919
4.00% 4/1/48	250,000	262,710
4.15% 6/1/45	75,000	78,354
4.30% 4/15/44	130,000	138,273
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	129,492
3.60% 6/15/61	200,000	183,859
3.70% 11/15/59	85,000	78,363
3.80% 5/15/28	100,000	102,473
3.95% 3/1/43	150,000	146,416
4.00% 12/1/28	100,000	103,494
4.30% 12/1/56	100,000	103,172
4.45% 3/15/44	200,000	209,734
4.50% 12/1/45	100,000	104,914
4.63% 12/1/54	200,000	217,572
4.65% 12/1/48	100,000	109,824
5.50% 12/1/39	250,000	292,463
5.85% 3/15/36	100,000	117,807
6.30% 8/15/37	20,000	24,902
6.75% 4/1/38	25,000	32,708
Consolidated Edison, Inc. 0.65% 12/1/23	200,000	195,285
Constellation Energy Generation LLC
3.25% 6/1/25	60,000	59,747
5.60% 6/15/42	292,000	310,812
6.25% 10/1/39	100,000	112,741
Consumers Energy Co.
2.50% 5/1/60	85,000	64,650
3.25% 8/15/46	100,000	91,901
3.38% 8/15/23	200,000	201,494
3.95% 5/15/43	150,000	153,349
Dayton Power & Light Co. 3.95% 6/15/49	95,000	93,264
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Delmarva Power & Light Co.
3.50% 11/15/23	150,000	$ 151,657
4.15% 5/15/45	50,000	50,688
Dominion Energy South Carolina, Inc. 6.05% 1/15/38	225,000	272,929
Dominion Energy, Inc.
1.45% 4/15/26	40,000	37,192
2.25% 8/15/31	90,000	81,067
2.85% 8/15/26	60,000	59,332
φ3.07% 8/15/24	35,000	34,928
3.30% 4/15/41	30,000	27,217
3.38% 4/1/30	400,000	394,607
4.25% 6/1/28	250,000	258,203
4.60% 3/15/49	150,000	162,628
4.90% 8/1/41	60,000	64,875
5.95% 6/15/35	25,000	29,216
DTE Electric Co.
1.90% 4/1/28	160,000	148,832
2.25% 3/1/30	150,000	138,991
3.25% 4/1/51	70,000	66,340
3.65% 3/15/24	100,000	101,729
3.70% 6/1/46	50,000	49,689
3.75% 8/15/47	100,000	101,085
3.95% 3/1/49	70,000	72,282
4.05% 5/15/48	100,000	105,422
DTE Energy Co.
1.05% 6/1/25	370,000	346,131
2.53% 10/1/24	75,000	73,746
2.85% 10/1/26	200,000	195,497
3.40% 6/15/29	98,000	95,880
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	70,365
3.45% 4/15/51	90,000	87,237
3.95% 3/15/48	150,000	153,891
4.00% 9/30/42	150,000	153,369
5.30% 2/15/40	100,000	117,979
6.10% 6/1/37	170,000	201,405
Duke Energy Corp.
0.90% 9/15/25	65,000	60,372
2.45% 6/1/30	370,000	340,905
2.65% 9/1/26	165,000	160,589
3.15% 8/15/27	250,000	247,271
3.40% 6/15/29	65,000	64,720
3.95% 8/15/47	200,000	195,426
4.20% 6/15/49	65,000	65,317
4.80% 12/15/45	100,000	107,097
Duke Energy Florida LLC
1.75% 6/15/30	335,000	298,212
3.20% 1/15/27	150,000	150,174
3.85% 11/15/42	100,000	98,663
6.40% 6/15/38	300,000	390,345
Duke Energy Florida Project Finance LLC 2.54% 9/1/29	100,000	97,663

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	$ 105,269
3.25% 10/1/49	50,000	44,420
3.75% 5/15/46	150,000	147,115
6.12% 10/15/35	100,000	117,015
6.45% 4/1/39	130,000	165,570
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	101,645
3.70% 6/15/46	68,000	65,875
3.80% 9/1/23	500,000	506,629
4.30% 2/1/49	45,000	47,472
Duke Energy Progress LLC
3.38% 9/1/23	50,000	50,577
3.45% 3/15/29	70,000	70,138
3.70% 9/1/28	100,000	101,773
4.10% 3/15/43	100,000	101,873
6.30% 4/1/38	250,000	321,087
Edison International 3.55% 11/15/24	80,000	80,249
El Paso Electric Co. 5.00% 12/1/44	150,000	162,035
Emera U.S. Finance LP
0.83% 6/15/24	125,000	118,307
3.55% 6/15/26	100,000	99,897
4.75% 6/15/46	105,000	109,455
Enel Americas SA 4.00% 10/25/26	35,000	35,832
Enel Chile SA 4.88% 6/12/28	150,000	155,386
Enel Generacion Chile SA 4.25% 4/15/24	100,000	101,747
Entergy Arkansas LLC
2.65% 6/15/51	65,000	52,998
3.35% 6/15/52	100,000	93,140
3.50% 4/1/26	60,000	60,762
3.70% 6/1/24	200,000	204,169
4.20% 4/1/49	100,000	107,118
Entergy Corp.
1.90% 6/15/28	85,000	76,859
2.40% 6/15/31	100,000	89,762
2.80% 6/15/30	250,000	234,305
2.95% 9/1/26	90,000	88,496
Entergy Louisiana LLC
0.62% 11/17/23	75,000	72,774
1.60% 12/15/30	50,000	43,314
2.35% 6/15/32	100,000	90,686
2.40% 10/1/26	100,000	97,314
2.90% 3/15/51	75,000	64,703
3.10% 6/15/41	100,000	91,011
3.25% 4/1/28	150,000	148,108
4.00% 3/15/33	95,000	98,483
4.05% 9/1/23	150,000	152,935
4.20% 4/1/50	100,000	105,712
4.95% 1/15/45	110,000	114,144
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Mississippi LLC
2.85% 6/1/28	50,000	$ 48,063
3.50% 6/1/51	145,000	135,406
3.85% 6/1/49	25,000	24,796
Entergy Texas, Inc. 3.55% 9/30/49	50,000	47,052
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	48,883
4.10% 4/1/43	300,000	300,396
4.25% 12/1/45	50,000	51,473
Evergy Metro, Inc.
2.25% 6/1/30	150,000	137,547
3.65% 8/15/25	250,000	253,760
4.20% 6/15/47	100,000	103,908
Eversource Energy
0.80% 8/15/25	200,000	183,993
2.55% 3/15/31	250,000	229,575
2.90% 10/1/24	100,000	99,483
2.90% 3/1/27	100,000	97,988
3.15% 1/15/25	100,000	99,752
3.30% 1/15/28	100,000	98,183
3.38% 3/1/32	100,000	97,818
3.80% 12/1/23	45,000	45,656
4.25% 4/1/29	75,000	77,939
Exelon Corp.
2.75% 3/15/27	100,000	97,437
3.35% 3/15/32	100,000	97,438
3.40% 4/15/26	100,000	100,340
4.10% 3/15/52	40,000	40,627
4.45% 4/15/46	100,000	104,551
4.95% 6/15/35	105,000	112,922
5.10% 6/15/45	105,000	116,690
Florida Power & Light Co.
3.13% 12/1/25	250,000	251,752
3.15% 10/1/49	310,000	288,953
3.70% 12/1/47	100,000	101,831
3.80% 12/15/42	100,000	101,247
4.05% 6/1/42	150,000	157,176
4.13% 6/1/48	100,000	108,391
5.69% 3/1/40	50,000	62,263
5.95% 2/1/38	200,000	251,959
5.96% 4/1/39	100,000	126,069
Fortis, Inc. 3.06% 10/4/26	200,000	197,675
Georgia Power Co.
2.65% 9/15/29	105,000	98,838
3.25% 4/1/26	50,000	50,166
3.25% 3/15/51	285,000	247,096
3.70% 1/30/50	40,000	37,164
4.30% 3/15/42	200,000	202,216
4.30% 3/15/43	100,000	99,935
4.75% 9/1/40	100,000	105,443
Hydro-Quebec
8.05% 7/7/24	250,000	279,154
8.50% 12/1/29	115,000	156,870

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Iberdrola International BV 6.75% 7/15/36	100,000	$ 130,309
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	95,369
3.85% 5/15/28	150,000	152,816
4.25% 8/15/48	50,000	51,454
Interstate Power & Light Co.
2.30% 6/1/30	25,000	22,791
3.50% 9/30/49	50,000	45,435
3.60% 4/1/29	200,000	199,806
6.25% 7/15/39	130,000	165,460
ITC Holdings Corp.
3.25% 6/30/26	90,000	89,706
3.35% 11/15/27	100,000	100,011
3.65% 6/15/24	75,000	75,586
Kentucky Utilities Co.
3.30% 6/1/50	105,000	94,992
5.13% 11/1/40	100,000	112,144
MidAmerican Energy Co.
3.10% 5/1/27	100,000	99,955
3.50% 10/15/24	100,000	101,993
3.65% 4/15/29	50,000	51,393
3.95% 8/1/47	100,000	103,888
4.25% 7/15/49	50,000	54,553
4.40% 10/15/44	100,000	107,273
5.75% 11/1/35	25,000	29,614
Mississippi Power Co. 3.95% 3/30/28	100,000	101,589
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	227,094
1.35% 3/15/31	125,000	105,066
2.40% 3/15/30	195,000	181,758
2.95% 2/7/24	60,000	60,240
3.05% 4/25/27	100,000	98,720
3.25% 11/1/25	100,000	100,280
4.02% 11/1/32	100,000	102,053
μ4.75% 4/30/43	100,000	97,535
8.00% 3/1/32	150,000	202,149
Nevada Power Co.
2.40% 5/1/30	100,000	93,939
3.13% 8/1/50	65,000	58,361
3.70% 5/1/29	75,000	76,563
6.75% 7/1/37	100,000	128,930
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	187,567
2.25% 6/1/30	470,000	430,216
2.44% 1/15/32	200,000	182,886
2.75% 11/1/29	320,000	305,774
3.00% 1/15/52	200,000	170,746
3.50% 4/1/29	150,000	151,162
μ5.65% 5/1/79	100,000	102,638
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Northern States Power Co.
2.25% 4/1/31	100,000	$ 92,127
2.60% 5/15/23	100,000	100,144
2.90% 3/1/50	60,000	52,932
3.20% 4/1/52	60,000	56,454
3.60% 5/15/46	50,000	49,712
3.60% 9/15/47	100,000	98,921
4.00% 8/15/45	100,000	103,063
5.35% 11/1/39	40,000	48,238
6.20% 7/1/37	100,000	127,876
NorthWestern Corp. 4.18% 11/15/44	150,000	158,043
NSTAR Electric Co.
1.95% 8/15/31	100,000	88,254
3.20% 5/15/27	100,000	100,121
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	145,700
4.25% 4/1/46	75,000	71,268
5.95% 11/1/39	100,000	117,332
Ohio Edison Co. 6.88% 7/15/36	100,000	129,209
Ohio Power Co.
1.63% 1/15/31	100,000	85,548
4.15% 4/1/48	100,000	101,055
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	98,028
3.80% 8/15/28	100,000	101,519
4.15% 4/1/47	50,000	51,824
Oncor Electric Delivery Co. LLC
0.55% 10/1/25	175,000	160,384
2.75% 5/15/30	300,000	285,907
2.95% 4/1/25	100,000	99,682
3.70% 11/15/28	200,000	205,709
3.75% 4/1/45	100,000	98,897
4.10% 11/15/48	100,000	105,658
4.55% 12/1/41	150,000	164,312
5.30% 6/1/42	200,000	240,635
Pacific Gas & Electric Co.
1.70% 11/15/23	50,000	48,737
2.10% 8/1/27	85,000	76,376
2.50% 2/1/31	250,000	215,634
3.25% 2/16/24	90,000	89,581
3.25% 6/1/31	185,000	167,338
3.30% 8/1/40	150,000	122,761
3.45% 7/1/25	900,000	877,905
3.50% 8/1/50	410,000	330,072
4.20% 3/1/29	70,000	68,833
4.20% 6/1/41	115,000	99,933
4.40% 3/1/32	100,000	98,309
4.50% 7/1/40	600,000	546,261
4.95% 7/1/50	600,000	565,140
5.25% 3/1/52	100,000	101,836

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp
2.95% 6/1/23	100,000	$ 100,150
3.30% 3/15/51	450,000	412,688
3.50% 6/15/29	65,000	65,783
4.10% 2/1/42	100,000	101,084
4.13% 1/15/49	70,000	72,386
4.15% 2/15/50	100,000	104,138
5.75% 4/1/37	100,000	117,695
6.00% 1/15/39	100,000	123,946
6.35% 7/15/38	25,000	31,896
7.70% 11/15/31	100,000	132,225
PECO Energy Co.
2.80% 6/15/50	290,000	250,059
3.00% 9/15/49	40,000	35,964
3.05% 3/15/51	30,000	27,026
5.95% 10/1/36	100,000	123,108
Pinnacle West Capital Corp. 1.30% 6/15/25	50,000	46,772
Potomac Electric Power Co. 4.15% 3/15/43	100,000	104,154
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	102,662
6.25% 5/15/39	30,000	38,514
Progress Energy, Inc.
6.00% 12/1/39	50,000	59,564
7.75% 3/1/31	150,000	192,040
Public Service Co. of Colorado
1.88% 6/15/31	335,000	297,715
1.90% 1/15/31	150,000	133,483
2.70% 1/15/51	150,000	127,067
3.20% 3/1/50	65,000	60,653
3.80% 6/15/47	200,000	200,857
4.05% 9/15/49	50,000	52,597
6.25% 9/1/37	100,000	129,570
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	138,890
2.05% 8/1/50	100,000	74,125
2.38% 5/15/23	200,000	200,214
3.00% 5/15/25	100,000	99,576
3.00% 3/1/51	100,000	88,519
3.20% 5/15/29	150,000	149,514
3.60% 12/1/47	50,000	49,365
3.70% 5/1/28	100,000	101,800
3.80% 3/1/46	100,000	101,749
3.85% 5/1/49	125,000	128,262
4.05% 5/1/48	100,000	105,672
5.50% 3/1/40	100,000	120,822
Public Service Enterprise Group, Inc.
0.80% 8/15/25	100,000	92,204
1.60% 8/15/30	100,000	85,530
2.88% 6/15/24	70,000	69,354
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Energy, Inc. 3.65% 5/15/25	200,000	$ 200,437
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	89,568
4.22% 6/15/48	65,000	67,671
5.64% 4/15/41	80,000	94,657
5.80% 3/15/40	100,000	120,776
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	207,017
3.60% 9/1/23	200,000	202,666
4.10% 6/15/49	100,000	103,480
4.15% 5/15/48	100,000	105,000
6.00% 6/1/39	110,000	136,081
Sempra Energy
3.30% 4/1/25	140,000	140,222
3.40% 2/1/28	95,000	94,683
3.70% 4/1/29	180,000	180,871
3.80% 2/1/38	150,000	147,111
4.00% 2/1/48	95,000	94,235
6.00% 10/15/39	125,000	152,819
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	196,429
Southern California Edison Co.
0.70% 4/3/23	75,000	73,846
1.10% 4/1/24	75,000	72,374
2.25% 6/1/30	70,000	63,281
2.85% 8/1/29	155,000	147,500
3.65% 3/1/28	100,000	99,847
3.90% 3/15/43	100,000	93,822
4.00% 4/1/47	300,000	288,249
4.13% 3/1/48	150,000	147,572
4.20% 3/1/29	100,000	103,450
4.50% 9/1/40	100,000	101,316
4.65% 10/1/43	400,000	414,620
4.88% 3/1/49	100,000	106,247
5.95% 2/1/38	25,000	29,156
6.00% 1/15/34	200,000	234,262
6.05% 3/15/39	170,000	200,513
6.65% 4/1/29	100,000	113,775
Southern Co.
2.95% 7/1/23	75,000	75,393
3.25% 7/1/26	250,000	250,023
4.25% 7/1/36	85,000	85,649
Southern Power Co.
0.90% 1/15/26	125,000	114,510
4.15% 12/1/25	200,000	205,421
4.95% 12/15/46	100,000	105,653
5.25% 7/15/43	120,000	128,395
Southwestern Electric Power Co.
1.65% 3/15/26	300,000	282,004
2.75% 10/1/26	150,000	146,376
3.85% 2/1/48	100,000	93,231

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Electric Power Co. (continued)
3.90% 4/1/45	300,000	$ 283,592
6.20% 3/15/40	200,000	246,707
Southwestern Public Service Co. 4.40% 11/15/48	100,000	107,108
Tampa Electric Co.
4.10% 6/15/42	100,000	100,601
4.35% 5/15/44	50,000	51,745
4.45% 6/15/49	100,000	107,225
Tucson Electric Power Co. 1.50% 8/1/30	90,000	76,996
Union Electric Co.
2.63% 3/15/51	250,000	206,900
2.95% 6/15/27	100,000	98,547
3.50% 4/15/24	100,000	101,536
3.50% 3/15/29	100,000	101,475
3.65% 4/15/45	100,000	95,254
3.90% 9/15/42	100,000	98,960
4.00% 4/1/48	100,000	102,648
8.45% 3/15/39	80,000	117,369
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	183,292
2.95% 11/15/26	100,000	98,784
2.95% 11/15/51	200,000	175,649
3.15% 1/15/26	70,000	70,096
3.30% 12/1/49	100,000	93,746
3.50% 3/15/27	150,000	152,495
3.80% 4/1/28	100,000	102,360
3.80% 9/15/47	100,000	99,839
4.00% 11/15/46	45,000	46,186
4.60% 12/1/48	115,000	129,342
4.65% 8/15/43	150,000	164,067
6.00% 5/15/37	25,000	30,565
6.35% 11/30/37	100,000	128,085
8.88% 11/15/38	100,000	157,268
WEC Energy Group, Inc.
0.80% 3/15/24	60,000	57,577
1.38% 10/15/27	150,000	134,925
1.80% 10/15/30	150,000	129,980
Wisconsin Electric Power Co.
2.05% 12/15/24	50,000	48,888
4.30% 10/15/48	45,000	47,495
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	44,437
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	220,418
Xcel Energy, Inc.
0.50% 10/15/23	200,000	193,701
3.30% 6/1/25	100,000	99,963
3.35% 12/1/26	100,000	100,040
6.50% 7/1/36	100,000	125,780
		56,898,139
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment–0.04%
Emerson Electric Co.
0.88% 10/15/26	135,000	$ 123,956
1.80% 10/15/27	45,000	42,224
1.95% 10/15/30	100,000	90,512
2.00% 12/21/28	200,000	186,871
2.20% 12/21/31	200,000	184,456
2.75% 10/15/50	30,000	25,399
2.80% 12/21/51	200,000	171,167
3.15% 6/1/25	150,000	151,375
5.25% 11/15/39	50,000	57,813
		1,033,773
Electronics–0.17%
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	103,217
2.30% 3/12/31	250,000	225,843
3.88% 7/15/23	150,000	152,232
Allegion plc 3.50% 10/1/29	50,000	48,392
Allegion U.S. Holding Co., Inc.
3.20% 10/1/24	150,000	148,175
3.55% 10/1/27	150,000	147,375
Amphenol Corp.
2.20% 9/15/31	60,000	53,358
2.80% 2/15/30	200,000	189,622
3.20% 4/1/24	100,000	100,539
4.35% 6/1/29	75,000	79,043
Arrow Electronics, Inc. 3.88% 1/12/28	200,000	200,668
Avnet, Inc. 4.63% 4/15/26	50,000	51,330
Flex Ltd.
3.75% 2/1/26	300,000	299,963
4.75% 6/15/25	125,000	128,977
4.88% 6/15/29	75,000	78,028
Fortive Corp.
3.15% 6/15/26	150,000	149,362
4.30% 6/15/46	50,000	52,188
Honeywell International, Inc.
1.10% 3/1/27	200,000	184,008
1.35% 6/1/25	125,000	120,405
1.75% 9/1/31	160,000	142,488
1.95% 6/1/30	250,000	230,832
2.30% 8/15/24	100,000	99,716
2.50% 11/1/26	200,000	197,285
2.70% 8/15/29	60,000	59,085
2.80% 6/1/50	100,000	92,302
3.35% 12/1/23	200,000	202,880
Hubbell, Inc.
2.30% 3/15/31	60,000	54,569
3.35% 3/1/26	150,000	150,581
Jabil, Inc.
1.70% 4/15/26	65,000	60,172
3.00% 1/15/31	50,000	45,803
3.60% 1/15/30	50,000	48,439
3.95% 1/12/28	110,000	110,017

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Keysight Technologies, Inc.
4.55% 10/30/24	250,000	$ 256,888
4.60% 4/6/27	60,000	62,879
Trimble, Inc.
4.15% 6/15/23	100,000	101,388
4.75% 12/1/24	100,000	102,833
4.90% 6/15/28	100,000	103,568
Tyco Electronics Group SA
2.50% 2/4/32	85,000	79,469
3.70% 2/15/26	100,000	102,040
		4,815,959
Entertainment–0.04%
Magallanes, Inc.
3.64% 3/15/25	200,000	201,215
3.76% 3/15/27	370,000	369,327
4.28% 3/15/32	285,000	286,268
5.05% 3/15/42	85,000	86,703
5.14% 3/15/52	85,000	86,963
5.39% 3/15/62	70,000	72,315
		1,102,791
Environmental Control–0.06%
Republic Services, Inc.
0.88% 11/15/25	50,000	45,990
1.45% 2/15/31	200,000	169,889
1.75% 2/15/32	100,000	85,848
2.90% 7/1/26	110,000	109,167
3.20% 3/15/25	250,000	251,156
3.38% 11/15/27	60,000	60,218
3.95% 5/15/28	150,000	154,189
4.75% 5/15/23	55,000	56,027
Waste Connections, Inc.
2.20% 1/15/32	115,000	102,757
2.95% 1/15/52	115,000	97,999
3.50% 5/1/29	150,000	150,474
Waste Management, Inc.
0.75% 11/15/25	20,000	18,474
1.15% 3/15/28	30,000	26,811
1.50% 3/15/31	30,000	25,819
2.40% 5/15/23	100,000	99,931
2.50% 11/15/50	20,000	16,117
3.15% 11/15/27	100,000	100,190
		1,571,056
Food–0.33%
Campbell Soup Co.
3.95% 3/15/25	150,000	152,637
4.15% 3/15/28	200,000	204,917
4.80% 3/15/48	65,000	70,566
Conagra Brands, Inc.
0.50% 8/11/23	60,000	58,081
1.38% 11/1/27	100,000	88,744
4.30% 5/1/24	75,000	77,064
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Conagra Brands, Inc. (continued)
4.60% 11/1/25	70,000	$ 72,470
4.85% 11/1/28	165,000	174,511
5.30% 11/1/38	50,000	54,966
5.40% 11/1/48	105,000	120,560
8.25% 9/15/30	100,000	127,717
Flowers Foods, Inc.
2.40% 3/15/31	45,000	40,368
3.50% 10/1/26	105,000	105,899
General Mills, Inc.
2.25% 10/14/31	175,000	156,984
3.00% 2/1/51	95,000	81,849
3.20% 2/10/27	150,000	148,750
3.65% 2/15/24	111,000	112,634
3.70% 10/17/23	75,000	76,213
4.00% 4/17/25	100,000	102,074
4.20% 4/17/28	75,000	78,311
Hershey Co.
1.70% 6/1/30	195,000	175,447
2.05% 11/15/24	50,000	49,343
2.30% 8/15/26	100,000	97,720
2.45% 11/15/29	50,000	48,195
3.13% 11/15/49	50,000	46,168
3.38% 5/15/23	100,000	101,098
Hormel Foods Corp. 1.80% 6/11/30	85,000	76,176
Ingredion, Inc.
2.90% 6/1/30	200,000	188,313
3.20% 10/1/26	100,000	99,207
3.90% 6/1/50	200,000	192,240
J M Smucker Co.
3.38% 12/15/27	100,000	99,886
3.50% 3/15/25	150,000	151,868
4.25% 3/15/35	100,000	102,265
4.38% 3/15/45	50,000	50,582
Kellogg Co.
2.65% 12/1/23	167,000	167,038
3.25% 4/1/26	95,000	95,283
3.40% 11/15/27	200,000	199,590
4.30% 5/15/28	150,000	155,221
4.50% 4/1/46	100,000	107,484
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	174,349
Kroger Co.
1.70% 1/15/31	125,000	108,441
3.50% 2/1/26	100,000	101,000
4.45% 2/1/47	500,000	531,371
5.00% 4/15/42	100,000	110,947
6.90% 4/15/38	100,000	131,684
7.50% 4/1/31	250,000	321,504
McCormick & Co., Inc.
3.15% 8/15/24	100,000	100,270
3.40% 8/15/27	150,000	151,005

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co., Inc. (continued)
4.20% 8/15/47	20,000	$ 20,740
Mondelez International, Inc.
1.50% 2/4/31	210,000	179,148
1.88% 10/15/32	180,000	155,215
2.63% 9/4/50	360,000	291,433
2.75% 4/13/30	135,000	129,150
Sysco Corp.
2.40% 2/15/30	35,000	32,547
3.25% 7/15/27	200,000	198,916
3.30% 7/15/26	100,000	100,445
3.30% 2/15/50	35,000	30,578
3.75% 10/1/25	125,000	126,883
4.45% 3/15/48	100,000	103,703
4.50% 4/1/46	75,000	77,867
4.85% 10/1/45	85,000	90,396
6.60% 4/1/50	350,000	470,403
Tyson Foods, Inc.
3.55% 6/2/27	155,000	156,214
3.95% 8/15/24	240,000	244,624
4.00% 3/1/26	65,000	66,595
4.35% 3/1/29	130,000	137,053
4.55% 6/2/47	505,000	539,269
5.10% 9/28/48	40,000	46,571
		9,236,760
Forest Products & Paper–0.06%
Celulosa Arauco y Constitucion SA 4.50% 8/1/24	200,000	205,502
Fibria Overseas Finance Ltd. 5.50% 1/17/27	100,000	105,898
Georgia-Pacific LLC 8.00% 1/15/24	250,000	271,885
International Paper Co.
4.80% 6/15/44	149,000	158,870
6.00% 11/15/41	135,000	160,734
7.30% 11/15/39	100,000	131,737
Suzano Austria GmbH
2.50% 9/15/28	125,000	112,794
3.75% 1/15/31	205,000	193,007
6.00% 1/15/29	200,000	215,894
		1,556,321
Gas–0.17%
Atmos Energy Corp.
1.50% 1/15/31	250,000	215,349
2.63% 9/15/29	250,000	237,985
3.00% 6/15/27	65,000	64,549
3.38% 9/15/49	55,000	51,334
4.13% 10/15/44	150,000	153,812
4.13% 3/15/49	155,000	163,216
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	$ 241,080
4.00% 4/1/28	100,000	101,321
4.10% 9/1/47	45,000	45,696
5.85% 1/15/41	115,000	136,340
National Fuel Gas Co. 3.95% 9/15/27	200,000	198,668
NiSource, Inc.
0.95% 8/15/25	145,000	133,252
1.70% 2/15/31	175,000	148,441
2.95% 9/1/29	100,000	95,296
3.49% 5/15/27	100,000	99,681
3.95% 3/30/48	150,000	143,414
4.38% 5/15/47	100,000	101,872
4.80% 2/15/44	100,000	103,783
5.25% 2/15/43	59,000	63,703
ONE Gas, Inc.
1.10% 3/11/24	500,000	482,298
3.61% 2/1/24	100,000	100,362
4.66% 2/1/44	50,000	53,411
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	99,230
3.64% 11/1/46	50,000	45,929
4.65% 8/1/43	50,000	53,798
Southern California Gas Co.
2.95% 4/15/27	110,000	108,489
3.15% 9/15/24	100,000	100,475
3.95% 2/15/50	50,000	51,442
4.13% 6/1/48	100,000	102,880
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	213,735
4.40% 6/1/43	100,000	100,035
4.40% 5/30/47	200,000	201,181
5.88% 3/15/41	70,000	82,270
Southwest Gas Corp.
3.18% 8/15/51	140,000	114,399
3.70% 4/1/28	100,000	99,536
Washington Gas Light Co.
3.65% 9/15/49	40,000	38,459
3.80% 9/15/46	70,000	68,727
		4,615,448
Hand Machine Tools–0.03%
Kennametal, Inc. 2.80% 3/1/31	125,000	113,977
Snap-on, Inc. 4.10% 3/1/48	85,000	89,449
Stanley Black & Decker, Inc.
2.75% 11/15/50	300,000	249,884
3.40% 3/1/26	145,000	146,682
5.20% 9/1/40	100,000	114,561
		714,553

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.29%
Abbott Laboratories
1.15% 1/30/28	45,000	$ 41,154
1.40% 6/30/30	40,000	35,779
3.40% 11/30/23	210,000	213,474
3.75% 11/30/26	340,000	352,846
3.88% 9/15/25	120,000	124,086
4.75% 11/30/36	400,000	464,826
4.90% 11/30/46	400,000	487,154
6.00% 4/1/39	50,000	64,927
6.15% 11/30/37	50,000	65,060
Baxter International, Inc.
1.32% 11/29/24	200,000	190,978
1.73% 4/1/31	65,000	56,024
1.92% 2/1/27	200,000	186,896
2.54% 2/1/32	200,000	182,628
2.60% 8/15/26	150,000	145,407
3.13% 12/1/51	150,000	128,408
3.50% 8/15/46	100,000	91,655
Boston Scientific Corp.
1.90% 6/1/25	65,000	62,386
2.65% 6/1/30	100,000	93,832
3.45% 3/1/24	33,000	33,389
4.55% 3/1/39	100,000	107,998
4.70% 3/1/49	105,000	116,998
7.38% 1/15/40	201,000	288,743
Danaher Corp.
2.60% 10/1/50	190,000	156,856
2.80% 12/10/51	200,000	169,947
3.35% 9/15/25	125,000	125,928
4.38% 9/15/45	115,000	121,351
DH Europe Finance II Sarl
2.60% 11/15/29	65,000	61,958
3.25% 11/15/39	100,000	95,202
Koninklijke Philips NV
5.00% 3/15/42	100,000	109,531
6.88% 3/11/38	50,000	65,156
Medtronic, Inc.
3.50% 3/15/25	389,000	396,976
4.38% 3/15/35	108,000	119,969
4.63% 3/15/45	479,000	552,177
PerkinElmer, Inc.
2.25% 9/15/31	180,000	159,095
2.55% 3/15/31	210,000	192,652
3.30% 9/15/29	95,000	92,641
3.63% 3/15/51	160,000	148,323
Smith & Nephew PLC 2.03% 10/14/30	100,000	86,926
Stryker Corp.
0.60% 12/1/23	40,000	38,797
1.95% 6/15/30	300,000	268,984
3.38% 5/15/24	150,000	151,736
3.38% 11/1/25	100,000	100,839
3.50% 3/15/26	75,000	75,849
3.65% 3/7/28	200,000	203,351
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Stryker Corp. (continued)
4.38% 5/15/44	100,000	$ 103,700
4.63% 3/15/46	95,000	105,260
Thermo Fisher Scientific, Inc.
0.80% 10/18/23	235,000	229,248
1.22% 10/18/24	260,000	250,026
4.10% 8/15/47	100,000	107,118
5.30% 2/1/44	200,000	244,029
		8,068,273
Health Care Services–0.72%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	95,151
3.83% 8/15/28	35,000	35,785
4.27% 8/15/48	30,000	32,783
Aetna, Inc.
2.80% 6/15/23	135,000	135,500
3.88% 8/15/47	145,000	141,274
6.63% 6/15/36	100,000	125,938
6.75% 12/15/37	100,000	127,759
AHS Hospital Corp.
2.78% 7/1/51	40,000	33,957
5.02% 7/1/45	50,000	58,385
Anthem, Inc.
1.50% 3/15/26	200,000	188,405
2.25% 5/15/30	50,000	45,878
2.38% 1/15/25	65,000	64,088
2.55% 3/15/31	200,000	186,826
3.13% 5/15/50	65,000	57,240
3.35% 12/1/24	150,000	151,166
3.50% 8/15/24	250,000	253,719
3.60% 3/15/51	115,000	109,943
4.10% 3/1/28	350,000	363,083
4.38% 12/1/47	125,000	133,854
4.55% 3/1/48	350,000	387,032
4.63% 5/15/42	100,000	109,237
4.65% 1/15/43	125,000	136,459
4.65% 8/15/44	100,000	108,966
Ascension Health
3.11% 11/15/39	45,000	42,010
3.95% 11/15/46	185,000	192,057
Banner Health
1.90% 1/1/31	40,000	35,411
2.34% 1/1/30	75,000	69,660
2.91% 1/1/51	50,000	43,023
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	22,101
2.84% 11/15/50	45,000	37,883
3.97% 11/15/46	50,000	51,896
4.19% 11/15/45	95,000	100,249
BHSH System Obligated Group 3.49% 7/15/49	50,000	47,844

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	$ 22,262
3.21% 6/1/50	25,000	21,180
Children's Health System of Texas 2.51% 8/15/50	105,000	82,287
Children's Hospital Corp. 4.12% 1/1/47	65,000	69,391
Children's Hospital Medical Center 4.27% 5/15/44	50,000	54,114
City of Hope 4.38% 8/15/48	75,000	80,981
CommonSpirit Health
1.55% 10/1/25	35,000	32,816
2.76% 10/1/24	30,000	29,764
2.78% 10/1/30	65,000	60,576
3.35% 10/1/29	40,000	38,836
3.82% 10/1/49	40,000	39,198
3.91% 10/1/50	150,000	142,907
4.19% 10/1/49	70,000	69,654
4.35% 11/1/42	400,000	401,887
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	103,305
Duke University Health System, Inc. 3.92% 6/1/47	75,000	78,021
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	213,964
4.50% 7/1/57	100,000	115,608
HCA, Inc.
2.38% 7/15/31	150,000	134,056
3.13% 3/15/27	70,000	68,397
3.50% 7/15/51	150,000	130,062
3.63% 3/15/32	150,000	146,993
4.13% 6/15/29	485,000	494,362
4.38% 3/15/42	50,000	49,299
4.50% 2/15/27	160,000	165,255
4.63% 3/15/52	75,000	75,583
4.75% 5/1/23	165,000	169,119
5.00% 3/15/24	265,000	274,689
5.13% 6/15/39	50,000	53,918
5.25% 4/15/25	185,000	194,770
5.25% 6/15/26	200,000	211,101
5.25% 6/15/49	200,000	219,032
5.50% 6/15/47	200,000	225,680
Humana, Inc.
0.65% 8/3/23	25,000	24,390
1.35% 2/3/27	55,000	49,817
2.15% 2/3/32	55,000	48,189
3.70% 3/23/29	125,000	125,413
4.63% 12/1/42	175,000	186,280
4.95% 10/1/44	300,000	336,987
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	57,643
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	$ 101,555
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	72,038
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	124,721
3.27% 11/1/49	185,000	172,290
4.15% 5/1/47	105,000	112,193
Laboratory Corp. of America Holdings
3.25% 9/1/24	100,000	100,412
3.60% 9/1/27	100,000	101,245
4.70% 2/1/45	500,000	532,383
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	45,000
3.34% 7/1/60	65,000	58,876
3.77% 7/1/48	40,000	40,030
Mayo Clinic
3.20% 11/15/61	200,000	179,546
4.13% 11/15/52	100,000	107,182
McLaren Health Care Corp. 4.39% 5/15/48	65,000	70,085
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	94,793
4.20% 7/1/55	127,000	136,253
Mercy Health 4.30% 7/1/28	25,000	25,920
Methodist Hospital 2.71% 12/1/50	300,000	249,278
Montefiore Obligated Group 5.25% 11/1/48	70,000	69,502
Mount Sinai Hospitals Group, Inc. 3.98% 7/1/48	100,000	97,139
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	39,570
3.95% 8/1/19	35,000	32,445
4.02% 8/1/45	75,000	78,660
4.06% 8/1/56	50,000	53,984
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	245,666
4.26% 11/1/47	150,000	151,257
Novant Health, Inc.
3.17% 11/1/51	85,000	76,581
3.32% 11/1/61	70,000	61,041
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	96,702
NYU Langone Hospitals
3.38% 7/1/55	100,000	88,701
4.37% 7/1/47	100,000	102,946

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Orlando Health Obligated Group
3.33% 10/1/50	125,000	$ 113,359
4.09% 10/1/48	45,000	46,261
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	56,531
3.22% 11/15/50	65,000	57,709
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	59,238
2.75% 10/1/26	100,000	98,967
3.74% 10/1/47	100,000	97,634
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	55,486
3.50% 3/30/25	300,000	302,917
4.20% 6/30/29	100,000	103,493
RWJ Barnabas Health, Inc.
3.48% 7/1/49	100,000	95,020
3.95% 7/1/46	50,000	51,208
Seattle Children's Hospital 2.72% 10/1/50	185,000	153,265
SSM Health Care Corp.
3.69% 6/1/23	90,000	90,775
3.82% 6/1/27	71,000	72,445
Stanford Health Care 3.80% 11/15/48	30,000	30,354
Sutter Health
1.32% 8/15/25	100,000	93,831
2.29% 8/15/30	110,000	99,501
3.16% 8/15/40	100,000	87,659
3.36% 8/15/50	110,000	98,092
Texas Health Resources 4.33% 11/15/55	30,000	33,490
Toledo Hospital 5.75% 11/15/38	200,000	219,940
Trinity Health Corp.
2.63% 12/1/40	50,000	41,439
4.13% 12/1/45	25,000	25,688
UnitedHealth Group, Inc.
0.55% 5/15/24	135,000	129,323
1.15% 5/15/26	200,000	185,849
1.25% 1/15/26	180,000	169,225
2.00% 5/15/30	265,000	243,903
2.30% 5/15/31	200,000	187,834
2.38% 8/15/24	70,000	69,669
2.75% 5/15/40	250,000	224,533
2.88% 8/15/29	155,000	152,340
2.90% 5/15/50	250,000	221,595
2.95% 10/15/27	250,000	249,919
3.05% 5/15/41	200,000	186,309
3.25% 5/15/51	200,000	187,853
3.38% 4/15/27	150,000	152,366
3.45% 1/15/27	100,000	102,453
3.50% 6/15/23	100,000	101,314
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
3.50% 2/15/24	40,000	$ 40,731
3.50% 8/15/39	115,000	114,077
3.70% 12/15/25	40,000	41,040
3.70% 8/15/49	135,000	136,992
3.75% 7/15/25	500,000	514,208
3.75% 10/15/47	200,000	202,679
3.85% 6/15/28	200,000	208,146
3.88% 12/15/28	50,000	52,425
3.88% 8/15/59	150,000	154,487
4.20% 1/15/47	55,000	59,425
4.25% 3/15/43	100,000	108,186
4.25% 6/15/48	150,000	164,065
4.38% 3/15/42	100,000	108,804
4.63% 11/15/41	200,000	227,111
6.50% 6/15/37	150,000	197,531
6.63% 11/15/37	100,000	134,486
6.88% 2/15/38	100,000	139,228
Universal Health Services, Inc.
1.65% 9/1/26	65,000	59,625
2.65% 1/15/32	50,000	44,935
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	84,651
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	39,115
		19,921,076
Home Builders–0.04%
DR Horton, Inc.
1.40% 10/15/27	250,000	223,258
2.50% 10/15/24	200,000	197,204
MDC Holdings, Inc. 3.97% 8/6/61	200,000	154,522
NVR, Inc. 3.00% 5/15/30	595,000	555,333
		1,130,317
Home Furnishings–0.02%
Harman International Industries, Inc. 4.15% 5/15/25	100,000	102,226
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	98,707
3.50% 11/15/51	150,000	132,497
Whirlpool Corp.
4.50% 6/1/46	70,000	71,832
4.60% 5/15/50	150,000	157,399
4.75% 2/26/29	60,000	64,123
		626,784
Household Products Wares–0.06%
Avery Dennison Corp.
0.85% 8/15/24	40,000	38,038

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Avery Dennison Corp. (continued)
2.25% 2/15/32	100,000	$ 87,788
4.88% 12/6/28	100,000	105,974
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	99,986
3.95% 8/1/47	100,000	101,564
Clorox Co.
3.10% 10/1/27	150,000	148,915
3.50% 12/15/24	150,000	151,890
3.90% 5/15/28	100,000	101,801
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	77,059
2.88% 2/7/50	45,000	40,553
3.05% 8/15/25	50,000	50,422
3.20% 7/30/46	50,000	45,865
3.90% 5/4/47	100,000	103,952
5.30% 3/1/41	200,000	238,434
6.63% 8/1/37	100,000	134,937
		1,527,178
Insurance–0.89%
Aflac, Inc.
1.13% 3/15/26	105,000	97,675
4.00% 10/15/46	300,000	303,180
4.75% 1/15/49	100,000	114,202
Alleghany Corp. 4.90% 9/15/44	95,000	104,117
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	100,000	101,976
Allstate Corp.
0.75% 12/15/25	65,000	59,824
1.45% 12/15/30	100,000	86,447
3.28% 12/15/26	150,000	150,616
4.20% 12/15/46	150,000	159,553
4.50% 6/15/43	100,000	106,183
5.55% 5/9/35	150,000	178,068
μ5.75% 8/15/53	225,000	223,875
American Financial Group, Inc.
3.50% 8/15/26	65,000	65,592
4.50% 6/15/47	150,000	154,961
American International Group, Inc.
2.50% 6/30/25	200,000	195,543
3.40% 6/30/30	200,000	199,457
3.75% 7/10/25	70,000	71,129
3.90% 4/1/26	600,000	615,104
4.20% 4/1/28	100,000	103,787
4.38% 6/30/50	130,000	142,482
4.50% 7/16/44	200,000	215,817
4.70% 7/10/35	100,000	106,661
4.75% 4/1/48	200,000	229,152
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group, Inc. (continued)
4.80% 7/10/45	100,000	$ 112,678
Aon Corp.
2.80% 5/15/30	150,000	142,883
3.75% 5/2/29	100,000	102,249
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	88,254
2.85% 5/28/27	70,000	68,479
2.90% 8/23/51	100,000	82,884
3.90% 2/28/52	85,000	83,888
Aon Global Ltd.
3.50% 6/14/24	100,000	100,847
3.88% 12/15/25	100,000	102,102
4.00% 11/27/23	150,000	152,818
4.75% 5/15/45	100,000	107,456
Arch Capital Finance LLC
4.01% 12/15/26	100,000	102,058
5.03% 12/15/46	100,000	110,425
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	128,246
Arch Capital Group US, Inc. 5.14% 11/1/43	105,000	117,302
Aspen Insurance Holdings Ltd. 4.65% 11/15/23	100,000	102,559
Assurant, Inc.
4.20% 9/27/23	100,000	101,681
4.90% 3/27/28	100,000	104,275
Assured Guaranty U.S. Holdings, Inc. 5.00% 7/1/24	66,000	68,422
Athene Holding Ltd.
3.50% 1/15/31	20,000	19,143
3.95% 5/25/51	125,000	114,052
4.13% 1/12/28	150,000	151,165
AXA SA 8.60% 12/15/30	200,000	263,924
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	99,090
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	139,823
2.30% 3/15/27	200,000	195,878
2.50% 1/15/51	140,000	112,976
2.85% 10/15/50	180,000	155,838
2.88% 3/15/32	200,000	193,920
3.85% 3/15/52	200,000	204,513
4.25% 1/15/49	100,000	109,511
4.30% 5/15/43	100,000	106,707
4.40% 5/15/42	100,000	107,703
5.75% 1/15/40	100,000	124,448
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	216,990
4.50% 2/11/43	250,000	274,185

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	$ 249,710
4.70% 6/22/47	200,000	194,273
Brown & Brown, Inc.
2.38% 3/15/31	85,000	74,675
4.20% 3/17/32	65,000	66,044
4.50% 3/15/29	100,000	103,267
4.95% 3/17/52	100,000	106,767
Chubb Corp.
6.00% 5/11/37	100,000	124,233
6.50% 5/15/38	200,000	265,346
Chubb INA Holdings, Inc.
1.38% 9/15/30	415,000	361,557
3.35% 5/15/24	300,000	304,339
3.35% 5/3/26	95,000	96,299
4.15% 3/13/43	100,000	103,777
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	119,012
CNA Financial Corp.
2.05% 8/15/30	20,000	17,750
3.90% 5/1/29	40,000	40,838
3.95% 5/15/24	125,000	126,942
4.50% 3/1/26	100,000	104,181
Enstar Group Ltd. 3.10% 9/1/31	95,000	84,967
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	44,582
4.87% 6/1/44	100,000	106,802
Fairfax Financial Holdings Ltd. 3.38% 3/3/31	180,000	167,878
Fidelity National Financial, Inc.
2.45% 3/15/31	250,000	221,419
3.40% 6/15/30	50,000	48,150
4.50% 8/15/28	150,000	153,391
First American Financial Corp. 4.60% 11/15/24	100,000	102,389
Globe Life, Inc. 2.15% 8/15/30	500,000	451,174
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	131,796
4.50% 4/15/26	100,000	104,024
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	66,581
2.90% 9/15/51	100,000	82,228
3.60% 8/19/49	55,000	51,573
4.30% 4/15/43	43,000	43,211
4.40% 3/15/48	100,000	103,794
6.10% 10/1/41	50,000	61,800
Kemper Corp.
3.80% 2/23/32	100,000	96,344
4.35% 2/15/25	70,000	71,466
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
✱Lincoln National Corp. 4.00% 9/1/23	500,000	$ 506,249
Loews Corp.
4.13% 5/15/43	200,000	202,786
6.00% 2/1/35	100,000	118,886
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	249,585
4.15% 3/4/26	100,000	102,254
5.38% 3/4/46	100,000	121,419
Markel Corp.
5.00% 4/5/46	250,000	279,600
5.00% 5/20/49	65,000	73,044
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	95,848
2.38% 12/15/31	90,000	82,405
2.90% 12/15/51	110,000	91,410
3.50% 3/10/25	150,000	151,074
3.75% 3/14/26	75,000	76,174
3.88% 3/15/24	100,000	102,095
4.20% 3/1/48	100,000	103,382
4.35% 1/30/47	45,000	47,499
4.38% 3/15/29	195,000	206,065
4.75% 3/15/39	55,000	60,391
4.90% 3/15/49	90,000	104,136
Mercury General Corp. 4.40% 3/15/27	50,000	51,299
MetLife, Inc.
3.00% 3/1/25	150,000	150,414
4.05% 3/1/45	150,000	153,277
4.37% 9/15/23	367,000	377,644
4.60% 5/13/46	200,000	223,344
5.70% 6/15/35	50,000	60,041
5.88% 2/6/41	100,000	123,755
6.38% 6/15/34	100,000	124,702
6.40% 12/15/36	100,000	107,680
6.50% 12/15/32	100,000	124,473
10.75% 8/1/39	150,000	218,091
Old Republic International Corp.
3.85% 6/11/51	200,000	185,595
4.88% 10/1/24	100,000	103,248
Principal Financial Group, Inc.
3.10% 11/15/26	300,000	295,154
3.40% 5/15/25	100,000	100,062
3.70% 5/15/29	50,000	51,142
Progressive Corp.
2.50% 3/15/27	40,000	39,153
3.00% 3/15/32	50,000	48,650
3.70% 3/15/52	25,000	25,141
4.13% 4/15/47	200,000	210,594
4.20% 3/15/48	150,000	159,948
Prudential Financial, Inc.
μ3.70% 10/1/50	535,000	490,274

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial, Inc. (continued)
3.70% 3/13/51	250,000	$ 244,220
3.88% 3/27/28	65,000	66,951
3.91% 12/7/47	163,000	162,456
3.94% 12/7/49	302,000	306,889
4.35% 2/25/50	250,000	271,393
4.42% 3/27/48	100,000	107,585
μ4.50% 9/15/47	215,000	207,475
μ5.20% 3/15/44	100,000	99,753
6.63% 6/21/40	200,000	258,754
Prudential PLC 3.63% 3/24/32	200,000	197,632
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	67,424
3.95% 9/15/26	30,000	30,652
4.70% 9/15/23	150,000	153,513
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	130,386
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	99,256
Swiss Re America Holding Corp. 7.00% 2/15/26	100,000	113,726
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	144,106
Travelers Cos., Inc.
3.75% 5/15/46	50,000	49,015
4.00% 5/30/47	80,000	82,336
4.05% 3/7/48	200,000	206,831
4.10% 3/4/49	100,000	103,928
4.60% 8/1/43	250,000	273,085
6.25% 6/15/37	100,000	127,249
6.75% 6/20/36	100,000	130,258
Trinity Acquisition PLC 4.40% 3/15/26	100,000	103,307
Unum Group
4.00% 6/15/29	145,000	148,191
4.13% 6/15/51	200,000	174,612
5.75% 8/15/42	50,000	52,941
Voya Financial, Inc.
3.65% 6/15/26	100,000	100,503
4.80% 6/15/46	60,000	65,812
5.70% 7/15/43	100,000	118,093
W R Berkley Corp.
3.55% 3/30/52	150,000	134,162
4.00% 5/12/50	105,000	101,866
Willis North America, Inc.
2.95% 9/15/29	65,000	61,040
3.60% 5/15/24	100,000	100,576
3.88% 9/15/49	70,000	63,655
4.50% 9/15/28	150,000	154,130
5.05% 9/15/48	150,000	161,338
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
XLIT Ltd. 5.25% 12/15/43	200,000	$ 239,872
		24,620,306
Internet–0.38%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	173,809
3.15% 2/9/51	200,000	154,662
3.25% 2/9/61	200,000	150,126
3.40% 12/6/27	210,000	206,046
3.60% 11/28/24	633,000	635,534
4.00% 12/6/37	100,000	93,797
4.20% 12/6/47	400,000	370,192
4.40% 12/6/57	200,000	188,108
Alphabet, Inc.
0.45% 8/15/25	90,000	83,966
0.80% 8/15/27	200,000	180,580
1.10% 8/15/30	130,000	113,608
1.90% 8/15/40	100,000	81,552
2.00% 8/15/26	250,000	243,656
2.05% 8/15/50	130,000	102,550
2.25% 8/15/60	400,000	310,912
3.38% 2/25/24	200,000	204,180
Amazon.com, Inc.
0.25% 5/12/23	110,000	108,309
0.40% 6/3/23	105,000	103,281
0.45% 5/12/24	115,000	110,699
0.80% 6/3/25	635,000	600,552
1.00% 5/12/26	250,000	234,604
1.20% 6/3/27	90,000	83,021
1.50% 6/3/30	165,000	147,643
1.65% 5/12/28	250,000	232,497
2.10% 5/12/31	250,000	232,241
2.50% 6/3/50	80,000	66,789
2.70% 6/3/60	365,000	301,439
2.80% 8/22/24	75,000	75,618
2.88% 5/12/41	250,000	230,729
3.10% 5/12/51	250,000	234,623
3.15% 8/22/27	500,000	506,413
3.25% 5/12/61	250,000	234,474
3.80% 12/5/24	500,000	515,218
3.88% 8/22/37	115,000	121,721
4.05% 8/22/47	635,000	690,744
4.25% 8/22/57	205,000	231,725
5.20% 12/3/25	100,000	107,762
Baidu, Inc.
3.88% 9/29/23	200,000	201,849
4.13% 6/30/25	200,000	202,900
4.38% 3/29/28	200,000	202,686
Booking Holdings, Inc.
3.55% 3/15/28	150,000	151,283
3.60% 6/1/26	200,000	203,589
4.63% 4/13/30	300,000	325,375
eBay, Inc. 1.90% 3/11/25	140,000	135,659

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Expedia Group, Inc.
2.95% 3/15/31	80,000	$ 74,068
3.25% 2/15/30	35,000	33,316
3.60% 12/15/23	50,000	50,413
3.80% 2/15/28	100,000	99,470
4.50% 8/15/24	200,000	205,284
4.63% 8/1/27	90,000	93,487
JD.com, Inc. 3.88% 4/29/26	200,000	199,059
		10,641,818
Investment Companies–0.14%
Ares Capital Corp.
2.88% 6/15/27	150,000	136,467
3.20% 11/15/31	250,000	211,864
3.25% 7/15/25	100,000	97,007
3.88% 1/15/26	250,000	245,244
4.20% 6/10/24	60,000	60,434
4.25% 3/1/25	100,000	99,949
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	179,992
2.70% 1/15/25	150,000	143,246
4.00% 1/15/29	200,000	185,163
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	232,141
2.85% 9/30/28	250,000	216,695
FS KKR Capital Corp.
1.65% 10/12/24	150,000	141,376
3.13% 10/12/28	150,000	133,721
3.40% 1/15/26	200,000	193,636
4.13% 2/1/25	150,000	148,838
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	96,219
Golub Capital BDC, Inc.
2.50% 8/24/26	145,000	133,208
3.38% 4/15/24	375,000	369,160
Main Street Capital Corp. 3.00% 7/14/26	165,000	152,977
Owl Rock Capital Corp.
2.88% 6/11/28	200,000	174,436
3.40% 7/15/26	200,000	187,789
3.75% 7/22/25	100,000	96,727
5.25% 4/15/24	60,000	61,324
Prospect Capital Corp. 3.71% 1/22/26	200,000	188,522
Sixth Street Specialty Lending, Inc. 2.50% 8/1/26	125,000	115,236
		4,001,371
Iron & Steel–0.07%
Nucor Corp.
2.00% 6/1/25	15,000	14,520
2.70% 6/1/30	15,000	14,266
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Nucor Corp. (continued)
2.98% 12/15/55	400,000	$ 330,487
3.95% 5/1/28	100,000	102,276
4.00% 8/1/23	139,000	141,290
Reliance Steel & Aluminum Co. 4.50% 4/15/23	150,000	152,986
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	22,700
2.40% 6/15/25	50,000	48,333
2.80% 12/15/24	50,000	49,460
3.25% 1/15/31	60,000	58,169
3.25% 10/15/50	40,000	34,181
3.45% 4/15/30	75,000	73,885
Vale Overseas Ltd.
6.25% 8/10/26	300,000	329,310
6.88% 11/21/36	350,000	422,191
6.88% 11/10/39	170,000	207,519
		2,001,573
Leisure Time–0.00%
Harley-Davidson, Inc.
3.50% 7/28/25	50,000	49,143
4.63% 7/28/45	50,000	46,234
		95,377
Lodging–0.09%
Choice Hotels International, Inc. 3.70% 12/1/29	100,000	97,859
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	99,659
4.85% 3/15/26	50,000	51,677
Las Vegas Sands Corp.
2.90% 6/25/25	155,000	144,440
3.20% 8/8/24	90,000	85,922
3.50% 8/18/26	70,000	65,946
3.90% 8/8/29	105,000	96,285
Marriott International, Inc.
2.75% 10/15/33	250,000	220,631
2.85% 4/15/31	220,000	200,793
3.13% 6/15/26	100,000	98,813
3.50% 10/15/32	150,000	142,781
3.60% 4/15/24	75,000	75,769
3.75% 10/1/25	50,000	49,889
4.00% 4/15/28	100,000	100,160
4.63% 6/15/30	135,000	139,818
Sands China Ltd.
5.13% 8/8/25	700,000	693,875
5.40% 8/8/28	200,000	196,044
		2,560,361
Machinery Construction & Mining–0.09%
Caterpillar Financial Services Corp.
0.45% 9/14/23	180,000	175,457

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar Financial Services Corp. (continued)
0.45% 5/17/24	100,000	$ 95,653
0.65% 7/7/23	200,000	196,087
0.80% 11/13/25	85,000	79,014
0.90% 3/2/26	250,000	232,442
2.15% 11/8/24	150,000	148,768
2.40% 8/9/26	100,000	98,009
2.85% 5/17/24	150,000	151,276
3.25% 12/1/24	150,000	152,266
3.65% 12/7/23	100,000	102,074
Caterpillar, Inc.
1.90% 3/12/31	100,000	91,329
2.60% 9/19/29	150,000	145,714
3.80% 8/15/42	168,000	173,360
4.75% 5/15/64	250,000	305,716
6.05% 8/15/36	200,000	253,036
Oshkosh Corp. 4.60% 5/15/28	100,000	101,975
		2,502,176
Machinery Diversified–0.18%
CNH Industrial Capital LLC
1.88% 1/15/26	250,000	236,679
1.95% 7/2/23	65,000	64,328
4.20% 1/15/24	100,000	101,985
CNH Industrial NV 3.85% 11/15/27	105,000	105,389
Deere & Co.
2.88% 9/7/49	65,000	59,562
3.90% 6/9/42	150,000	157,283
5.38% 10/16/29	100,000	115,075
Dover Corp.
2.95% 11/4/29	20,000	19,420
5.38% 3/1/41	100,000	113,615
Flowserve Corp. 3.50% 10/1/30	70,000	66,294
IDEX Corp. 3.00% 5/1/30	75,000	70,860
John Deere Capital Corp.
0.40% 10/10/23	90,000	87,629
0.45% 1/17/24	200,000	193,229
0.70% 7/5/23	100,000	98,165
0.70% 1/15/26	100,000	92,678
0.90% 1/10/24	120,000	116,766
1.25% 1/10/25	120,000	115,507
1.45% 1/15/31	70,000	61,165
1.50% 3/6/28	200,000	184,486
1.70% 1/11/27	200,000	188,266
2.05% 1/9/25	100,000	98,091
2.13% 3/7/25	25,000	24,596
2.35% 3/8/27	50,000	48,618
2.45% 1/9/30	85,000	81,242
2.60% 3/7/24	165,000	165,408
2.65% 6/24/24	115,000	115,154
2.65% 6/10/26	100,000	99,040
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
2.80% 9/8/27	100,000	$ 98,483
2.80% 7/18/29	50,000	49,087
3.05% 1/6/28	100,000	99,128
3.45% 1/10/24	100,000	101,632
3.45% 3/13/25	250,000	254,819
3.45% 3/7/29	120,000	123,314
nVent Finance Sarl 4.55% 4/15/28	100,000	102,957
Otis Worldwide Corp.
2.06% 4/5/25	105,000	102,219
2.29% 4/5/27	90,000	84,773
2.57% 2/15/30	105,000	98,132
3.11% 2/15/40	250,000	220,020
3.36% 2/15/50	145,000	128,369
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	87,719
4.20% 3/1/49	70,000	75,227
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	285,000	278,228
Xylem, Inc.
1.95% 1/30/28	115,000	106,431
3.25% 11/1/26	55,000	55,016
4.38% 11/1/46	50,000	51,840
		4,997,924
Media–0.88%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	103,485
3.50% 6/1/41	815,000	677,372
3.50% 3/1/42	160,000	132,277
3.75% 2/15/28	100,000	98,746
3.85% 4/1/61	70,000	56,277
3.90% 6/1/52	145,000	122,280
3.95% 6/30/62	250,000	202,166
4.20% 3/15/28	150,000	151,576
4.40% 4/1/33	125,000	124,630
4.50% 2/1/24	200,000	204,567
4.80% 3/1/50	445,000	422,710
4.91% 7/23/25	450,000	466,655
5.05% 3/30/29	100,000	105,882
5.13% 7/1/49	200,000	198,416
5.25% 4/1/53	200,000	201,349
5.38% 5/1/47	275,000	281,570
5.50% 4/1/63	200,000	201,184
5.75% 4/1/48	225,000	239,205
6.38% 10/23/35	190,000	214,649
6.48% 10/23/45	565,000	643,187

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp.
1.50% 2/15/31	200,000	$ 174,260
1.95% 1/15/31	175,000	157,865
2.35% 1/15/27	105,000	102,097
2.45% 8/15/52	150,000	118,976
2.65% 2/1/30	100,000	95,989
2.65% 8/15/62	700,000	540,720
2.80% 1/15/51	140,000	118,057
2.89% 11/1/51	75,000	63,228
2.94% 11/1/56	269,000	222,066
2.99% 11/1/63	101,000	82,651
3.15% 3/1/26	350,000	353,043
3.15% 2/15/28	150,000	149,743
3.20% 7/15/36	150,000	143,507
3.25% 11/1/39	150,000	142,231
3.30% 2/1/27	250,000	253,600
3.30% 4/1/27	500,000	505,860
3.38% 2/15/25	425,000	431,478
3.38% 8/15/25	65,000	65,844
3.40% 7/15/46	110,000	103,277
3.45% 2/1/50	110,000	102,909
3.55% 5/1/28	150,000	152,657
3.70% 4/15/24	195,000	199,063
3.90% 3/1/38	150,000	154,496
3.95% 10/15/25	300,000	309,814
3.97% 11/1/47	362,000	367,760
4.00% 8/15/47	150,000	153,031
4.00% 3/1/48	150,000	153,847
4.00% 11/1/49	79,000	79,676
4.05% 11/1/52	258,000	266,854
4.15% 10/15/28	185,000	194,402
4.20% 8/15/34	83,000	88,593
4.25% 10/15/30	165,000	176,016
4.25% 1/15/33	200,000	216,022
4.40% 8/15/35	192,000	207,451
4.60% 10/15/38	195,000	215,476
4.65% 7/15/42	24,000	26,371
4.70% 10/15/48	190,000	214,252
4.95% 10/15/58	190,000	224,723
6.50% 11/15/35	200,000	258,553
7.05% 3/15/33	500,000	652,893
Discovery Communications LLC
3.80% 3/13/24	100,000	100,715
3.90% 11/15/24	150,000	151,522
3.95% 6/15/25	100,000	100,976
3.95% 3/20/28	200,000	199,770
4.00% 9/15/55	323,000	278,677
4.13% 5/15/29	70,000	70,629
4.65% 5/15/50	400,000	387,693
4.90% 3/11/26	100,000	104,077
5.20% 9/20/47	215,000	223,648
5.30% 5/15/49	65,000	67,980
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Fox Corp.
4.03% 1/25/24	100,000	$ 102,090
4.71% 1/25/29	705,000	752,651
5.48% 1/25/39	75,000	84,908
5.58% 1/25/49	90,000	104,613
Grupo Televisa SAB
4.63% 1/30/26	200,000	205,802
6.63% 1/15/40	100,000	119,670
8.50% 3/11/32	200,000	262,755
NBCUniversal Media LLC 4.45% 1/15/43	175,000	188,158
Paramount Global
2.90% 1/15/27	100,000	97,527
4.00% 1/15/26	255,000	258,902
4.20% 5/19/32	50,000	50,071
4.38% 3/15/43	77,000	73,285
4.85% 7/1/42	150,000	152,558
4.90% 8/15/44	125,000	126,167
4.95% 1/15/31	400,000	425,192
5.85% 9/1/43	150,000	172,826
6.88% 4/30/36	125,000	152,910
7.88% 7/30/30	200,000	251,824
Thomson Reuters Corp.
3.35% 5/15/26	55,000	55,184
4.30% 11/23/23	200,000	204,151
Time Warner Cable LLC
5.50% 9/1/41	100,000	103,808
5.88% 11/15/40	100,000	107,471
6.55% 5/1/37	200,000	230,006
6.75% 6/15/39	450,000	521,754
7.30% 7/1/38	150,000	182,113
Time Warner Entertainment Co. LP 8.38% 7/15/33	200,000	261,108
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	90,736
2.95% 6/15/27	200,000	199,023
3.00% 2/13/26	300,000	300,541
3.00% 7/30/46	50,000	44,385
3.15% 9/17/25	100,000	100,435
3.70% 12/1/42	150,000	148,057
4.13% 12/1/41	100,000	103,564
4.13% 6/1/44	83,000	86,966
Walt Disney Co.
1.75% 8/30/24	200,000	196,401
1.75% 1/13/26	145,000	138,886
2.00% 9/1/29	335,000	309,712
2.65% 1/13/31	520,000	496,572
2.75% 9/1/49	180,000	153,159
3.38% 11/15/26	60,000	60,852
3.50% 5/13/40	200,000	194,798
3.60% 1/13/51	75,000	74,158
3.70% 10/15/25	40,000	40,938
3.80% 5/13/60	490,000	493,065
4.70% 3/23/50	500,000	579,868

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. (continued)
4.75% 9/15/44	60,000	$ 67,802
4.75% 11/15/46	50,000	57,150
4.95% 10/15/45	30,000	34,599
6.40% 12/15/35	229,000	293,644
6.65% 11/15/37	175,000	233,054
		24,519,090
Metal Fabricate & Hardware–0.03%
Crane Co.
4.20% 3/15/48	100,000	100,015
4.45% 12/15/23	100,000	102,244
Precision Castparts Corp.
3.25% 6/15/25	100,000	101,134
3.90% 1/15/43	50,000	50,631
4.38% 6/15/45	100,000	108,057
Timken Co.
3.88% 9/1/24	70,000	70,435
4.13% 4/1/32	110,000	109,284
Valmont Industries, Inc.
5.00% 10/1/44	100,000	106,098
5.25% 10/1/54	100,000	108,800
		856,698
Mining–0.15%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	187,584
Barrick Gold Corp. 5.25% 4/1/42	300,000	347,382
Barrick North America Finance LLC 5.75% 5/1/43	150,000	182,789
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	123,196
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	132,179
5.00% 9/30/43	500,000	592,960
Kinross Gold Corp. 4.50% 7/15/27	400,000	409,793
Newmont Corp.
2.60% 7/15/32	200,000	183,986
4.88% 3/15/42	400,000	449,836
6.25% 10/1/39	100,000	126,378
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	189,333
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	172,711
5.20% 11/2/40	100,000	119,652
7.13% 7/15/28	75,000	90,079
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	161,076
Southern Copper Corp.
5.25% 11/8/42	150,000	169,725
5.88% 4/23/45	69,000	84,352
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper Corp. (continued)
6.75% 4/16/40	110,000	$ 140,415
7.50% 7/27/35	200,000	257,528
Teck Resources Ltd. 3.90% 7/15/30	125,000	124,811
		4,245,765
Miscellaneous Manufacturing–0.19%
3M Co.
2.00% 2/14/25	100,000	97,865
2.38% 8/26/29	150,000	142,646
2.88% 10/15/27	150,000	147,642
3.00% 8/7/25	100,000	100,370
3.25% 2/14/24	100,000	101,308
3.25% 8/26/49	85,000	79,311
3.38% 3/1/29	100,000	101,685
3.63% 10/15/47	150,000	147,851
3.88% 6/15/44	150,000	151,565
4.00% 9/14/48	65,000	68,947
Carlisle Cos., Inc.
0.55% 9/1/23	20,000	19,376
2.20% 3/1/32	150,000	130,682
3.50% 12/1/24	95,000	95,788
3.75% 12/1/27	100,000	101,510
Eaton Corp.
3.10% 9/15/27	100,000	100,147
3.92% 9/15/47	100,000	100,678
4.15% 11/2/42	150,000	155,905
GE Capital Funding LLC 4.55% 5/15/32	250,000	268,469
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/35	854,000	917,015
General Electric Co. 6.75% 3/15/32	224,000	282,183
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	148,332
3.90% 9/1/42	150,000	153,728
4.88% 9/15/41	100,000	116,128
Parker-Hannifin Corp.
2.70% 6/14/24	35,000	34,723
3.25% 6/14/29	55,000	54,296
3.30% 11/21/24	60,000	60,341
4.00% 6/14/49	55,000	54,770
6.25% 5/15/38	350,000	429,087
Textron, Inc.
3.00% 6/1/30	100,000	95,431
3.38% 3/1/28	50,000	49,422
3.65% 3/15/27	50,000	50,093
3.88% 3/1/25	170,000	172,971
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	100,008

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd. (continued)
4.25% 6/15/23	250,000	$ 254,490
4.30% 2/21/48	100,000	103,947
5.75% 6/15/43	100,000	122,396
		5,311,106
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	169,655
3.57% 12/1/31	250,000	231,612
		401,267
Office Furnishings–0.00%
Steelcase, Inc. 5.13% 1/18/29	100,000	104,769
		104,769
Oil & Gas–1.11%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	229,949
2.72% 1/12/32	210,000	197,631
2.75% 5/10/23	250,000	251,139
2.77% 11/10/50	165,000	137,750
2.94% 6/4/51	320,000	273,133
3.00% 2/24/50	90,000	77,737
3.00% 3/17/52	100,000	86,144
3.02% 1/16/27	250,000	249,319
3.12% 5/4/26	75,000	74,854
3.38% 2/8/61	300,000	266,706
3.41% 2/11/26	200,000	202,228
3.79% 2/6/24	280,000	284,857
4.23% 11/6/28	700,000	735,092
BP Capital Markets PLC
3.28% 9/19/27	150,000	151,353
3.54% 11/4/24	100,000	101,589
3.72% 11/28/28	90,000	92,113
3.99% 9/26/23	250,000	254,518
Burlington Resources LLC 7.20% 8/15/31	100,000	130,704
Canadian Natural Resources Ltd.
2.05% 7/15/25	50,000	47,943
2.95% 7/15/30	50,000	47,543
3.80% 4/15/24	43,000	43,604
3.90% 2/1/25	200,000	202,582
4.95% 6/1/47	100,000	110,641
5.85% 2/1/35	200,000	224,098
6.25% 3/15/38	150,000	179,239
Cenovus Energy, Inc.
4.40% 4/15/29	150,000	155,675
5.40% 6/15/47	500,000	562,973
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron Corp.
1.14% 5/11/23	35,000	$ 34,556
1.55% 5/11/25	165,000	159,185
2.24% 5/11/30	125,000	118,206
2.57% 5/16/23	200,000	200,552
2.90% 3/3/24	150,000	151,714
2.95% 5/16/26	200,000	200,791
3.08% 5/11/50	625,000	590,017
3.19% 6/24/23	200,000	202,169
3.33% 11/17/25	150,000	152,121
Chevron USA, Inc.
0.43% 8/11/23	60,000	58,655
0.69% 8/12/25	135,000	126,005
1.02% 8/12/27	85,000	77,248
2.34% 8/12/50	125,000	101,205
3.25% 10/15/29	100,000	101,582
3.85% 1/15/28	150,000	156,245
CNOOC Finance 2013 Ltd.
3.00% 5/9/23	250,000	250,406
4.25% 5/9/43	400,000	377,728
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	185,988
CNOOC Finance 2015 USA LLC 3.50% 5/5/25	200,000	200,544
CNOOC Petroleum North America ULC
6.40% 5/15/37	150,000	174,932
7.50% 7/30/39	200,000	260,535
ConocoPhillips 6.50% 2/1/39	380,000	508,113
ConocoPhillips Co.
2.13% 3/8/24	200,000	198,163
2.40% 3/7/25	200,000	197,698
3.80% 3/15/52	110,000	111,928
4.03% 3/15/62	107,000	108,479
4.30% 11/15/44	150,000	162,321
4.95% 3/15/26	250,000	267,768
6.95% 4/15/29	200,000	247,049
Coterra Energy, Inc.
3.90% 5/15/27	215,000	216,566
4.38% 3/15/29	50,000	52,100
Devon Energy Corp.
4.50% 1/15/30	325,000	335,379
4.75% 5/15/42	100,000	105,672
5.00% 6/15/45	70,000	76,211
5.60% 7/15/41	100,000	115,400
5.85% 12/15/25	150,000	162,337
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	90,730
3.25% 12/1/26	110,000	109,837
3.50% 12/1/29	200,000	198,113
4.25% 3/15/52	60,000	59,301
4.40% 3/24/51	70,000	71,011

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EOG Resources, Inc.
3.90% 4/1/35	150,000	$ 153,996
4.15% 1/15/26	100,000	103,546
Equinor ASA
1.75% 1/22/26	220,000	210,657
2.38% 5/22/30	200,000	188,774
2.65% 1/15/24	100,000	100,212
3.25% 11/18/49	110,000	103,602
3.63% 9/10/28	150,000	152,572
3.95% 5/15/43	250,000	257,967
4.80% 11/8/43	150,000	172,666
5.10% 8/17/40	200,000	236,349
Exxon Mobil Corp.
1.57% 4/15/23	600,000	598,075
2.02% 8/16/24	200,000	198,002
2.28% 8/16/26	200,000	196,156
2.44% 8/16/29	700,000	670,431
3.00% 8/16/39	200,000	185,419
3.04% 3/1/26	750,000	756,919
3.10% 8/16/49	200,000	182,950
3.57% 3/6/45	200,000	193,807
4.11% 3/1/46	165,000	177,344
4.33% 3/19/50	900,000	1,003,419
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	41,148
Hess Corp.
4.30% 4/1/27	150,000	153,912
5.60% 2/15/41	200,000	224,730
5.80% 4/1/47	150,000	178,466
7.13% 3/15/33	100,000	123,395
7.30% 8/15/31	250,000	306,175
HollyFrontier Corp. 2.63% 10/1/23	115,000	113,826
Marathon Oil Corp.
4.40% 7/15/27	100,000	103,089
6.60% 10/1/37	100,000	121,581
Marathon Petroleum Corp.
3.63% 9/15/24	250,000	251,834
3.80% 4/1/28	120,000	120,746
4.50% 4/1/48	50,000	50,125
4.70% 5/1/25	300,000	311,752
5.13% 12/15/26	150,000	159,618
6.50% 3/1/41	145,000	178,662
Phillips 66
0.90% 2/15/24	70,000	67,739
1.30% 2/15/26	40,000	37,379
3.30% 3/15/52	65,000	57,216
3.90% 3/15/28	200,000	203,309
4.65% 11/15/34	350,000	373,520
4.88% 11/15/44	180,000	199,417
5.88% 5/1/42	250,000	308,134
Pioneer Natural Resources Co.
0.55% 5/15/23	35,000	34,221
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co. (continued)
1.13% 1/15/26	115,000	$ 106,650
1.90% 8/15/30	200,000	177,292
2.15% 1/15/31	90,000	81,106
Shell International Finance BV
0.38% 9/15/23	500,000	487,041
2.50% 9/12/26	150,000	147,867
2.75% 4/6/30	315,000	305,548
2.88% 5/10/26	400,000	400,810
3.25% 5/11/25	350,000	353,798
3.25% 4/6/50	500,000	469,033
3.75% 9/12/46	150,000	151,584
4.00% 5/10/46	350,000	364,917
4.13% 5/11/35	156,000	164,883
4.38% 5/11/45	167,000	180,149
4.55% 8/12/43	600,000	666,741
5.50% 3/25/40	100,000	123,039
6.38% 12/15/38	300,000	396,742
Suncor Energy, Inc.
3.75% 3/4/51	70,000	67,178
4.00% 11/15/47	70,000	70,073
5.95% 5/15/35	200,000	233,539
6.50% 6/15/38	250,000	315,139
6.80% 5/15/38	100,000	128,809
6.85% 6/1/39	100,000	129,329
7.15% 2/1/32	25,000	30,986
TotalEnergies Capital Canada Ltd. 2.75% 7/15/23	300,000	301,235
TotalEnergies Capital International SA
2.43% 1/10/25	100,000	99,344
2.83% 1/10/30	100,000	97,680
2.99% 6/29/41	200,000	182,218
3.13% 5/29/50	200,000	182,466
3.39% 6/29/60	200,000	184,632
3.46% 2/19/29	200,000	203,137
3.46% 7/12/49	100,000	96,272
3.70% 1/15/24	100,000	101,697
TotalEnergies Capital SA 3.88% 10/11/28	200,000	207,810
Valero Energy Corp.
2.15% 9/15/27	250,000	233,794
4.00% 4/1/29	100,000	101,997
4.00% 6/1/52	55,000	51,689
4.35% 6/1/28	175,000	181,625
4.90% 3/15/45	150,000	159,039
6.63% 6/15/37	300,000	371,103
7.50% 4/15/32	100,000	126,219
		30,642,741

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.10%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	$ 227,219
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
1.23% 12/15/23	80,000	78,086
2.06% 12/15/26	200,000	190,519
3.34% 12/15/27	250,000	248,538
4.08% 12/15/47	200,000	202,020
4.49% 5/1/30	30,000	32,032
Halliburton Co.
2.92% 3/1/30	150,000	145,005
3.80% 11/15/25	7,000	7,149
4.75% 8/1/43	200,000	209,263
4.85% 11/15/35	100,000	107,441
5.00% 11/15/45	283,000	306,851
7.45% 9/15/39	200,000	267,709
NOV, Inc. 3.95% 12/1/42	150,000	131,846
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	125,000	118,589
Schlumberger Investment SA
2.65% 6/26/30	150,000	142,026
3.65% 12/1/23	204,000	207,294
		2,621,587
Packaging & Containers–0.06%
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	211,154
Berry Global, Inc. 1.57% 1/15/26	575,000	535,657
Packaging Corp. of America
3.00% 12/15/29	50,000	48,368
3.05% 10/1/51	45,000	38,522
3.40% 12/15/27	70,000	69,608
4.05% 12/15/49	25,000	25,492
WestRock MWV LLC 8.20% 1/15/30	150,000	192,558
WRKCo, Inc.
3.00% 9/15/24	100,000	99,064
3.75% 3/15/25	100,000	101,030
3.90% 6/1/28	50,000	50,190
4.00% 3/15/28	100,000	101,809
4.20% 6/1/32	50,000	51,849
		1,525,301
Pharmaceuticals–1.46%
AbbVie, Inc.
2.60% 11/21/24	760,000	754,743
2.85% 5/14/23	150,000	150,894
2.95% 11/21/26	250,000	247,650
3.20% 5/14/26	200,000	200,538
3.20% 11/21/29	525,000	518,757
3.60% 5/14/25	600,000	607,878
3.80% 3/15/25	500,000	509,291
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.05% 11/21/39	250,000	$ 256,852
4.25% 11/21/49	525,000	544,801
4.30% 5/14/36	150,000	156,651
4.40% 11/6/42	300,000	316,507
4.45% 5/14/46	200,000	212,517
4.50% 5/14/35	600,000	643,978
4.55% 3/15/35	250,000	268,376
4.63% 10/1/42	125,000	132,802
4.70% 5/14/45	665,000	721,992
4.85% 6/15/44	250,000	277,136
AmerisourceBergen Corp.
2.70% 3/15/31	200,000	184,826
2.80% 5/15/30	50,000	47,258
3.40% 5/15/24	250,000	252,335
3.45% 12/15/27	100,000	100,125
4.30% 12/15/47	100,000	100,870
Astrazeneca Finance LLC
0.70% 5/28/24	160,000	153,697
1.20% 5/28/26	65,000	60,263
2.25% 5/28/31	55,000	51,213
AstraZeneca PLC
0.70% 4/8/26	200,000	182,761
1.38% 8/6/30	200,000	174,286
2.13% 8/6/50	95,000	72,984
3.00% 5/28/51	30,000	27,566
3.13% 6/12/27	150,000	150,957
3.38% 11/16/25	150,000	152,188
3.50% 8/17/23	100,000	101,531
4.00% 1/17/29	105,000	110,565
4.00% 9/18/42	150,000	157,637
4.38% 11/16/45	95,000	105,972
4.38% 8/17/48	125,000	141,909
6.45% 9/15/37	250,000	332,036
Becton Dickinson & Co.
1.96% 2/11/31	165,000	145,761
3.36% 6/6/24	68,000	68,566
3.70% 6/6/27	196,000	198,846
3.73% 12/15/24	96,000	97,554
3.79% 5/20/50	200,000	193,793
4.67% 6/6/47	125,000	136,153
Bristol-Myers Squibb Co.
0.54% 11/13/23	100,000	97,212
0.75% 11/13/25	150,000	138,911
1.13% 11/13/27	150,000	136,711
1.45% 11/13/30	90,000	78,520
2.35% 11/13/40	65,000	54,850
2.55% 11/13/50	90,000	74,708
2.90% 7/26/24	396,000	398,937
2.95% 3/15/32	70,000	68,476
3.20% 6/15/26	120,000	121,841
3.25% 8/1/42	100,000	94,170
3.40% 7/26/29	217,000	220,860
3.55% 3/15/42	45,000	44,508

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
3.70% 3/15/52	105,000	$ 105,519
3.88% 8/15/25	95,000	96,698
3.90% 2/20/28	250,000	260,399
3.90% 3/15/62	95,000	95,515
4.13% 6/15/39	585,000	628,181
4.25% 10/26/49	210,000	229,003
4.35% 11/15/47	200,000	219,342
4.55% 2/20/48	250,000	282,898
Cardinal Health, Inc.
3.08% 6/15/24	100,000	100,045
3.41% 6/15/27	250,000	251,086
3.75% 9/15/25	100,000	101,392
4.37% 6/15/47	100,000	99,470
4.90% 9/15/45	100,000	103,330
Cigna Corp.
0.61% 3/15/24	80,000	76,719
1.25% 3/15/26	135,000	126,055
2.38% 3/15/31	120,000	109,888
2.40% 3/15/30	150,000	138,620
3.05% 10/15/27	395,000	391,420
3.20% 3/15/40	105,000	95,442
3.25% 4/15/25	400,000	402,130
3.40% 3/15/50	85,000	76,579
3.40% 3/15/51	80,000	72,081
3.75% 7/15/23	99,000	100,445
3.88% 10/15/47	150,000	146,120
4.13% 11/15/25	790,000	814,253
4.38% 10/15/28	200,000	210,384
4.80% 8/15/38	145,000	158,724
4.90% 12/15/48	145,000	162,477
6.13% 11/15/41	300,000	375,349
CVS Health Corp.
1.30% 8/21/27	415,000	377,359
1.75% 8/21/30	250,000	219,099
1.88% 2/28/31	160,000	140,874
2.63% 8/15/24	65,000	64,786
2.70% 8/21/40	85,000	72,471
2.88% 6/1/26	250,000	247,486
3.00% 8/15/26	65,000	64,468
3.25% 8/15/29	85,000	83,925
3.63% 4/1/27	400,000	406,615
3.75% 4/1/30	800,000	813,992
3.88% 7/20/25	400,000	408,046
4.13% 4/1/40	300,000	305,211
4.30% 3/25/28	323,000	337,883
4.78% 3/25/38	810,000	885,199
4.88% 7/20/35	225,000	247,012
5.05% 3/25/48	585,000	662,507
5.13% 7/20/45	215,000	242,694
Eli Lilly & Co.
2.25% 5/15/50	250,000	202,762
2.50% 9/15/60	250,000	201,074
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
3.38% 3/15/29	65,000	$ 66,629
GlaxoSmithKline Capital PLC
0.53% 10/1/23	125,000	122,101
3.00% 6/1/24	140,000	141,154
3.38% 6/1/29	165,000	168,291
GlaxoSmithKline Capital, Inc.
3.63% 5/15/25	510,000	520,941
5.38% 4/15/34	100,000	119,001
6.38% 5/15/38	450,000	598,995
Johnson & Johnson
0.55% 9/1/25	250,000	233,151
0.95% 9/1/27	155,000	141,810
2.10% 9/1/40	335,000	282,826
2.45% 3/1/26	150,000	149,194
2.45% 9/1/60	165,000	133,622
2.63% 1/15/25	150,000	150,778
2.90% 1/15/28	550,000	551,695
2.95% 3/3/27	200,000	201,925
3.40% 1/15/38	150,000	152,933
3.50% 1/15/48	95,000	97,320
3.55% 3/1/36	70,000	72,365
3.70% 3/1/46	80,000	84,327
3.75% 3/3/47	200,000	213,878
4.38% 12/5/33	183,000	206,059
4.85% 5/15/41	100,000	118,016
5.85% 7/15/38	100,000	128,871
McKesson Corp. 0.90% 12/3/25	145,000	133,136
Mead Johnson Nutrition Co.
4.13% 11/15/25	95,000	97,256
5.90% 11/1/39	50,000	62,746
Merck & Co., Inc.
0.75% 2/24/26	515,000	480,709
1.45% 6/24/30	105,000	93,226
1.70% 6/10/27	100,000	94,623
1.90% 12/10/28	100,000	94,115
2.15% 12/10/31	95,000	87,869
2.35% 6/24/40	145,000	124,875
2.45% 6/24/50	100,000	83,135
2.75% 2/10/25	400,000	400,927
2.75% 12/10/51	100,000	87,104
2.80% 5/18/23	250,000	251,937
2.90% 3/7/24	90,000	91,090
2.90% 12/10/61	55,000	46,830
3.40% 3/7/29	200,000	204,534
3.60% 9/15/42	100,000	100,425
3.90% 3/7/39	200,000	212,494
4.00% 3/7/49	135,000	146,268
4.15% 5/18/43	242,000	262,856
Mylan, Inc.
4.55% 4/15/28	150,000	151,655
5.20% 4/15/48	150,000	147,035
5.40% 11/29/43	133,000	129,666

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Novartis Capital Corp.
1.75% 2/14/25	150,000	$ 146,375
2.00% 2/14/27	150,000	144,360
2.20% 8/14/30	150,000	140,812
2.75% 8/14/50	100,000	89,523
3.00% 11/20/25	250,000	251,276
3.10% 5/17/27	125,000	126,220
3.40% 5/6/24	250,000	254,517
3.70% 9/21/42	150,000	152,608
4.40% 5/6/44	250,000	283,040
Pfizer, Inc.
0.80% 5/28/25	125,000	118,211
1.70% 5/28/30	125,000	113,239
1.75% 8/18/31	100,000	89,944
2.55% 5/28/40	300,000	268,299
2.70% 5/28/50	115,000	101,776
2.75% 6/3/26	150,000	149,854
2.95% 3/15/24	150,000	151,664
3.00% 6/15/23	200,000	202,501
3.20% 9/15/23	150,000	152,321
3.45% 3/15/29	250,000	257,142
3.60% 9/15/28	250,000	260,147
3.90% 3/15/39	50,000	53,151
4.00% 12/15/36	100,000	106,144
4.00% 3/15/49	200,000	218,576
4.10% 9/15/38	150,000	163,239
4.20% 9/15/48	100,000	111,823
7.20% 3/15/39	300,000	439,603
Sanofi
3.38% 6/19/23	150,000	151,871
3.63% 6/19/28	150,000	154,429
Shire Acquisitions Investments Ireland DAC
2.88% 9/23/23	120,000	120,333
3.20% 9/23/26	300,000	300,518
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	600,000	541,581
3.03% 7/9/40	200,000	178,321
3.18% 7/9/50	200,000	174,958
3.38% 7/9/60	200,000	174,243
5.00% 11/26/28	200,000	216,874
Utah Acquisition Sub, Inc.
3.95% 6/15/26	250,000	248,083
5.25% 6/15/46	160,000	158,168
Viatris, Inc.
1.65% 6/22/25	180,000	167,499
2.70% 6/22/30	95,000	83,559
4.00% 6/22/50	95,000	79,807
Wyeth LLC
5.95% 4/1/37	350,000	445,086
6.00% 2/15/36	100,000	125,659
6.50% 2/1/34	100,000	129,845
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.
3.00% 9/12/27	100,000	$ 99,587
3.00% 5/15/50	145,000	128,483
3.90% 8/20/28	50,000	51,322
3.95% 9/12/47	100,000	103,124
4.45% 8/20/48	50,000	55,938
4.50% 11/13/25	200,000	208,702
4.70% 2/1/43	150,000	167,369
		40,617,863
Pipelines–0.91%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	42,558
4.45% 7/15/27	70,000	71,416
4.95% 12/15/24	50,000	51,638
5.95% 6/1/26	50,000	53,982
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	230,000	229,282
5.13% 6/30/27	500,000	532,964
Columbia Pipeline Group, Inc.
4.50% 6/1/25	250,000	257,984
5.80% 6/1/45	100,000	117,621
Enbridge Energy Partners LP 7.50% 4/15/38	300,000	399,805
Enbridge, Inc.
0.55% 10/4/23	80,000	77,529
1.60% 10/4/26	110,000	101,662
2.50% 2/14/25	80,000	78,201
3.40% 8/1/51	140,000	124,074
3.50% 6/10/24	100,000	101,081
3.70% 7/15/27	200,000	202,609
4.00% 10/1/23	150,000	152,331
4.25% 12/1/26	100,000	103,630
4.50% 6/10/44	100,000	101,151
5.50% 12/1/46	100,000	119,885
Energy Transfer LP
2.90% 5/15/25	95,000	92,924
3.75% 5/15/30	105,000	103,295
3.90% 5/15/24	200,000	201,182
3.90% 7/15/26	100,000	100,537
4.00% 10/1/27	245,000	246,576
4.05% 3/15/25	100,000	101,417
4.20% 9/15/23	50,000	50,659
4.20% 4/15/27	150,000	152,730
4.40% 3/15/27	100,000	101,669
4.75% 1/15/26	400,000	415,680
4.95% 6/15/28	75,000	78,768
5.00% 5/15/44	70,000	68,514
5.00% 5/15/50	315,000	318,729
5.15% 3/15/45	150,000	151,377
5.25% 4/15/29	500,000	533,553
5.30% 4/1/44	200,000	205,470

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
5.30% 4/15/47	150,000	$ 154,146
5.40% 10/1/47	245,000	256,498
5.80% 6/15/38	100,000	108,180
5.95% 12/1/25	100,000	107,093
5.95% 10/1/43	125,000	133,408
6.00% 6/15/48	100,000	110,850
6.50% 2/1/42	150,000	172,400
7.50% 7/1/38	200,000	246,468
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	100,927
3.13% 7/31/29	150,000	147,295
3.20% 2/15/52	350,000	295,303
3.30% 2/15/53	85,000	72,519
3.70% 2/15/26	150,000	151,920
3.75% 2/15/25	340,000	346,099
3.90% 2/15/24	200,000	203,667
3.95% 2/15/27	245,000	251,015
4.15% 10/16/28	100,000	103,988
4.20% 1/31/50	100,000	99,227
4.25% 2/15/48	90,000	90,360
4.45% 2/15/43	125,000	125,883
4.80% 2/1/49	100,000	106,659
4.85% 8/15/42	200,000	211,883
4.85% 3/15/44	125,000	132,426
4.90% 5/15/46	100,000	108,052
5.70% 2/15/42	150,000	174,243
5.95% 2/1/41	100,000	118,551
6.13% 10/15/39	50,000	60,274
7.55% 4/15/38	100,000	132,674
Kinder Morgan Energy Partners LP
3.50% 9/1/23	200,000	201,867
5.00% 3/1/43	250,000	257,134
5.80% 3/15/35	150,000	171,016
6.50% 9/1/39	100,000	118,029
6.55% 9/15/40	200,000	239,157
7.75% 3/15/32	200,000	257,176
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	88,271
2.00% 2/15/31	140,000	122,415
3.25% 8/1/50	145,000	120,366
3.60% 2/15/51	280,000	248,606
4.30% 6/1/25	200,000	205,419
4.30% 3/1/28	200,000	207,249
5.20% 3/1/48	150,000	163,028
5.55% 6/1/45	200,000	223,589
Magellan Midstream Partners LP
3.95% 3/1/50	155,000	146,621
4.20% 10/3/47	100,000	96,475
4.25% 9/15/46	180,000	177,366
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Magellan Midstream Partners LP (continued)
5.00% 3/1/26	100,000	$ 105,337
MPLX LP
1.75% 3/1/26	70,000	65,592
2.65% 8/15/30	390,000	357,365
4.00% 3/15/28	175,000	178,016
4.13% 3/1/27	165,000	168,724
4.25% 12/1/27	50,000	51,638
4.50% 4/15/38	290,000	296,307
4.70% 4/15/48	115,000	115,851
4.88% 12/1/24	500,000	517,831
4.90% 4/15/58	50,000	50,325
5.20% 3/1/47	165,000	176,925
5.20% 12/1/47	90,000	95,480
ONEOK Partners LP
4.90% 3/15/25	100,000	103,211
6.13% 2/1/41	100,000	109,994
6.20% 9/15/43	178,000	195,369
6.65% 10/1/36	100,000	114,414
ONEOK, Inc.
2.20% 9/15/25	100,000	95,759
2.75% 9/1/24	150,000	149,067
3.10% 3/15/30	100,000	93,724
3.40% 9/1/29	150,000	144,249
4.00% 7/13/27	85,000	85,715
4.45% 9/1/49	60,000	57,579
4.50% 3/15/50	100,000	95,653
4.55% 7/15/28	150,000	154,126
4.95% 7/13/47	100,000	100,689
5.20% 7/15/48	75,000	79,814
Phillips 66 Partners LP
2.45% 12/15/24	100,000	98,271
3.15% 12/15/29	100,000	96,449
3.55% 10/1/26	100,000	99,933
3.75% 3/1/28	50,000	50,167
4.68% 2/15/45	40,000	42,589
4.90% 10/1/46	100,000	109,839
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	88,540
4.50% 12/15/26	100,000	102,774
4.65% 10/15/25	200,000	205,483
4.70% 6/15/44	600,000	562,983
5.15% 6/1/42	200,000	193,590
6.65% 1/15/37	125,000	141,812
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	71,882
4.50% 5/15/30	255,000	266,671
5.63% 3/1/25	545,000	576,228
5.75% 5/15/24	545,000	570,418
Spectra Energy Partners LP
3.38% 10/15/26	145,000	145,055

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Spectra Energy Partners LP (continued)
4.50% 3/15/45	50,000	$ 51,064
TC PipeLines LP 4.38% 3/13/25	150,000	153,511
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	190,158
TransCanada PipeLines Ltd.
1.00% 10/12/24	120,000	114,007
2.50% 10/12/31	165,000	149,573
3.75% 10/16/23	150,000	152,147
4.25% 5/15/28	150,000	155,847
4.63% 3/1/34	200,000	213,410
4.75% 5/15/38	150,000	161,813
4.88% 1/15/26	100,000	105,107
4.88% 5/15/48	150,000	168,184
5.10% 3/15/49	150,000	174,703
6.10% 6/1/40	100,000	122,731
7.25% 8/15/38	100,000	133,636
7.63% 1/15/39	250,000	349,032
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	97,522
3.95% 5/15/50	200,000	194,478
4.00% 3/15/28	100,000	102,290
4.45% 8/1/42	100,000	101,873
4.60% 3/15/48	100,000	106,685
Valero Energy Partners LP 4.50% 3/15/28	100,000	102,436
Williams Cos., Inc.
2.60% 3/15/31	135,000	124,309
3.50% 11/15/30	150,000	148,300
3.75% 6/15/27	250,000	252,731
4.30% 3/4/24	195,000	199,330
4.55% 6/24/24	245,000	251,674
4.85% 3/1/48	70,000	74,687
5.75% 6/24/44	95,000	109,414
6.30% 4/15/40	470,000	566,600
		25,216,965
Private Equity–0.01%
Brookfield Asset Management, Inc. 4.00% 1/15/25	150,000	151,807
		151,807
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	314,802
		314,802
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–1.08%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	$ 109,253
2.75% 12/15/29	100,000	94,799
2.95% 3/15/34	40,000	37,632
3.00% 5/18/51	250,000	210,360
3.38% 8/15/31	60,000	59,060
3.45% 4/30/25	100,000	100,635
3.55% 3/15/52	70,000	65,058
3.95% 1/15/27	25,000	25,560
3.95% 1/15/28	100,000	102,107
4.00% 2/1/50	100,000	98,650
4.30% 1/15/26	250,000	257,250
4.50% 7/30/29	110,000	116,915
American Campus Communities Operating Partnership LP
2.25% 1/15/29	75,000	68,540
2.85% 2/1/30	70,000	65,637
3.63% 11/15/27	55,000	54,527
3.88% 1/30/31	35,000	35,210
4.13% 7/1/24	100,000	101,805
American Homes 4 Rent LP
2.38% 7/15/31	80,000	70,624
3.63% 4/15/32	140,000	136,524
American Tower Corp.
0.60% 1/15/24	40,000	38,336
1.30% 9/15/25	25,000	23,287
1.50% 1/31/28	50,000	44,180
1.60% 4/15/26	100,000	92,684
1.88% 10/15/30	250,000	212,767
2.10% 6/15/30	25,000	21,803
2.70% 4/15/31	100,000	90,440
2.95% 1/15/25	100,000	98,866
2.95% 1/15/51	50,000	39,290
3.00% 6/15/23	100,000	100,319
3.10% 6/15/50	300,000	242,416
3.13% 1/15/27	200,000	194,886
3.38% 10/15/26	200,000	197,331
3.60% 1/15/28	100,000	99,042
3.65% 3/15/27	160,000	159,572
3.80% 8/15/29	265,000	263,710
4.00% 6/1/25	100,000	101,336
5.00% 2/15/24	100,000	103,434
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	90,807
2.45% 1/15/31	105,000	98,770
2.90% 10/15/26	50,000	49,417
3.20% 1/15/28	85,000	83,945
3.30% 6/1/29	60,000	60,269
3.45% 6/1/25	100,000	100,602
3.50% 11/15/24	200,000	202,119
3.50% 11/15/25	50,000	50,367
3.90% 10/15/46	50,000	51,035

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc. (continued)
4.15% 7/1/47	50,000	$ 53,277
Boston Properties LP
2.45% 10/1/33	100,000	86,698
2.55% 4/1/32	400,000	360,740
2.75% 10/1/26	300,000	292,005
3.20% 1/15/25	100,000	99,944
3.40% 6/21/29	150,000	148,695
3.65% 2/1/26	100,000	101,309
4.50% 12/1/28	70,000	73,827
Brandywine Operating Partnership LP 3.95% 11/15/27	50,000	50,061
Brixmor Operating Partnership LP
3.85% 2/1/25	70,000	70,515
3.90% 3/15/27	100,000	100,829
4.05% 7/1/30	300,000	301,001
4.13% 6/15/26	50,000	51,007
Camden Property Trust
3.15% 7/1/29	125,000	123,612
3.35% 11/1/49	40,000	37,268
Corporate Office Properties LP
2.25% 3/15/26	90,000	85,751
2.75% 4/15/31	100,000	89,771
Crown Castle International Corp.
1.05% 7/15/26	200,000	180,688
2.10% 4/1/31	200,000	172,957
2.25% 1/15/31	40,000	35,255
2.90% 4/1/41	200,000	165,552
3.15% 7/15/23	110,000	110,743
3.20% 9/1/24	105,000	105,123
3.25% 1/15/51	150,000	125,630
3.65% 9/1/27	140,000	138,984
3.70% 6/15/26	365,000	367,313
3.80% 2/15/28	150,000	149,848
4.00% 3/1/27	40,000	40,552
4.45% 2/15/26	365,000	375,860
4.75% 5/15/47	25,000	26,218
5.20% 2/15/49	100,000	111,438
CubeSmart LP
2.00% 2/15/31	160,000	139,203
3.00% 2/15/30	100,000	95,692
3.13% 9/1/26	50,000	49,499
4.38% 2/15/29	30,000	31,363
CyrusOne LP/CyrusOne Finance Corp.
2.15% 11/1/30	250,000	249,615
2.90% 11/15/24	75,000	75,159
3.45% 11/15/29	85,000	87,550
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.60% 7/1/29	65,000	$ 64,705
3.70% 8/15/27	100,000	100,611
Duke Realty LP 1.75% 7/1/30	100,000	87,456
Equinix, Inc.
1.00% 9/15/25	250,000	229,730
1.25% 7/15/25	55,000	51,276
1.55% 3/15/28	125,000	110,359
2.15% 7/15/30	55,000	48,134
2.63% 11/18/24	125,000	123,213
2.90% 11/18/26	90,000	87,154
2.95% 9/15/51	250,000	199,184
3.00% 7/15/50	45,000	36,695
3.20% 11/18/29	90,000	86,130
3.90% 4/15/32	200,000	198,948
ERP Operating LP
2.50% 2/15/30	100,000	94,228
2.85% 11/1/26	140,000	137,205
3.00% 7/1/29	100,000	98,088
3.38% 6/1/25	100,000	100,186
4.15% 12/1/28	100,000	103,391
4.50% 7/1/44	150,000	162,996
4.50% 6/1/45	50,000	54,436
Essex Portfolio LP
1.65% 1/15/31	250,000	212,942
1.70% 3/1/28	210,000	189,275
3.00% 1/15/30	100,000	95,744
3.25% 5/1/23	100,000	100,423
3.38% 4/15/26	50,000	50,039
3.63% 5/1/27	200,000	202,666
4.00% 3/1/29	100,000	103,040
Extra Space Storage LP
2.35% 3/15/32	180,000	157,969
3.90% 4/1/29	20,000	20,042
Federal Realty Investment Trust
1.25% 2/15/26	50,000	46,012
3.25% 7/15/27	100,000	98,259
3.95% 1/15/24	100,000	101,294
4.50% 12/1/44	100,000	101,110
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	45,365
3.35% 9/1/24	85,000	84,476
4.00% 1/15/30	95,000	92,208
4.00% 1/15/31	50,000	48,494
5.25% 6/1/25	75,000	77,198
5.38% 11/1/23	75,000	76,875
5.38% 4/15/26	145,000	151,515
5.75% 6/1/28	75,000	80,721
Healthcare Realty Trust, Inc.
2.05% 3/15/31	155,000	134,835
2.40% 3/15/30	100,000	90,712

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP
2.00% 3/15/31	110,000	$ 95,181
3.10% 2/15/30	50,000	47,529
3.50% 8/1/26	95,000	94,713
3.75% 7/1/27	50,000	50,515
Healthpeak Properties, Inc.
1.35% 2/1/27	200,000	183,550
2.13% 12/1/28	160,000	147,127
3.00% 1/15/30	150,000	144,099
Highwoods Realty LP
2.60% 2/1/31	65,000	58,979
3.88% 3/1/27	60,000	60,428
4.20% 4/15/29	100,000	101,972
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	125,140
3.38% 12/15/29	150,000	142,912
3.50% 9/15/30	70,000	66,742
Hudson Pacific Properties LP
3.95% 11/1/27	25,000	25,100
4.65% 4/1/29	100,000	104,854
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	90,464
2.70% 1/15/34	100,000	87,397
Kilroy Realty LP
2.50% 11/15/32	50,000	43,457
3.05% 2/15/30	100,000	93,528
3.45% 12/15/24	100,000	99,985
4.25% 8/15/29	150,000	153,919
Kimco Realty Corp.
2.25% 12/1/31	70,000	62,692
2.70% 3/1/24	100,000	99,204
2.80% 10/1/26	100,000	97,077
3.30% 2/1/25	120,000	119,438
3.80% 4/1/27	100,000	101,094
4.13% 12/1/46	100,000	99,438
4.45% 9/1/47	100,000	104,447
Kite Realty Group LP 4.00% 10/1/26	50,000	50,022
Kite Realty Group Trust 4.75% 9/15/30	250,000	258,364
Life Storage LP
2.20% 10/15/30	235,000	207,892
4.00% 6/15/29	100,000	101,351
LifeStorage LP 3.50% 7/1/26	100,000	100,596
Mid-America Apartments LP
1.70% 2/15/31	50,000	43,352
3.75% 6/15/24	100,000	101,349
3.95% 3/15/29	100,000	102,972
4.00% 11/15/25	50,000	51,030
4.20% 6/15/28	100,000	103,249
4.30% 10/15/23	50,000	50,838
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
National Health Investors, Inc. 3.00% 2/1/31	25,000	$ 21,755
National Retail Properties, Inc.
2.50% 4/15/30	150,000	137,964
3.00% 4/15/52	50,000	40,093
3.10% 4/15/50	150,000	124,673
3.50% 4/15/51	90,000	79,161
3.60% 12/15/26	100,000	100,227
4.00% 11/15/25	65,000	66,564
Office Properties Income Trust
4.25% 5/15/24	250,000	251,594
4.50% 2/1/25	250,000	249,512
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	130,816
3.38% 2/1/31	50,000	45,804
3.63% 10/1/29	100,000	94,486
4.38% 8/1/23	11,000	11,169
4.50% 4/1/27	200,000	203,974
4.95% 4/1/24	57,000	58,243
5.25% 1/15/26	100,000	103,707
Physicians Realty LP
2.63% 11/1/31	50,000	45,109
3.95% 1/15/28	100,000	100,807
4.30% 3/15/27	50,000	51,177
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	31,187
3.15% 8/15/30	200,000	186,965
Prologis LP
1.25% 10/15/30	115,000	97,912
1.63% 3/15/31	200,000	174,562
2.13% 4/15/27	50,000	47,414
2.13% 10/15/50	85,000	63,613
2.25% 4/15/30	95,000	88,260
3.00% 4/15/50	50,000	44,465
3.88% 9/15/28	65,000	66,635
4.38% 2/1/29	125,000	132,981
4.38% 9/15/48	50,000	54,617
Public Storage
0.88% 2/15/26	125,000	115,404
1.50% 11/9/26	50,000	46,823
1.95% 11/9/28	85,000	78,665
2.25% 11/9/31	65,000	59,423
3.09% 9/15/27	60,000	60,016
3.39% 5/1/29	65,000	65,625
Realty Income Corp.
0.75% 3/15/26	195,000	176,294
1.80% 3/15/33	125,000	103,549
2.20% 6/15/28	65,000	59,962
2.85% 12/15/32	95,000	89,753
3.10% 12/15/29	100,000	97,747

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. (continued)
3.25% 6/15/29	250,000	$ 247,985
3.65% 1/15/28	100,000	100,470
3.88% 7/15/24	65,000	66,076
3.95% 8/15/27	80,000	82,180
4.60% 2/6/24	75,000	76,847
4.65% 3/15/47	100,000	111,258
4.88% 6/1/26	95,000	100,214
Regency Centers LP
3.60% 2/1/27	160,000	162,152
3.70% 6/15/30	105,000	105,049
4.13% 3/15/28	100,000	103,311
4.40% 2/1/47	165,000	169,447
Sabra Health Care LP 3.90% 10/15/29	100,000	96,094
Simon Property Group LP
1.38% 1/15/27	50,000	45,977
1.75% 2/1/28	250,000	227,746
2.00% 9/13/24	100,000	98,152
2.20% 2/1/31	250,000	224,973
2.25% 1/15/32	50,000	44,577
2.45% 9/13/29	150,000	139,777
2.65% 7/15/30	200,000	188,613
3.25% 11/30/26	100,000	99,624
3.25% 9/13/49	100,000	89,536
3.38% 10/1/24	100,000	101,156
3.38% 6/15/27	200,000	200,419
4.25% 11/30/46	100,000	104,366
6.75% 2/1/40	300,000	391,970
SITE Centers Corp.
4.25% 2/1/26	100,000	101,167
4.70% 6/1/27	100,000	103,504
Spirit Realty LP
2.10% 3/15/28	100,000	90,537
2.70% 2/15/32	125,000	112,475
3.20% 1/15/27	100,000	97,816
3.40% 1/15/30	100,000	96,706
4.00% 7/15/29	45,000	45,475
STORE Capital Corp.
2.70% 12/1/31	100,000	88,630
2.75% 11/18/30	50,000	45,244
4.50% 3/15/28	50,000	51,258
4.63% 3/15/29	100,000	103,779
Sun Communities Operating LP
2.30% 11/1/28	65,000	58,888
2.70% 7/15/31	40,000	36,085
Tanger Properties LP
3.13% 9/1/26	50,000	47,999
3.88% 7/15/27	100,000	99,886
UDR, Inc.
1.90% 3/15/33	50,000	41,769
2.10% 8/1/32	25,000	21,546
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
UDR, Inc. (continued)
2.10% 6/15/33	200,000	$ 169,227
2.95% 9/1/26	50,000	48,916
3.20% 1/15/30	200,000	194,248
3.50% 1/15/28	100,000	99,731
Ventas Realty LP
3.00% 1/15/30	100,000	95,697
3.75% 5/1/24	150,000	151,655
3.85% 4/1/27	100,000	102,051
4.00% 3/1/28	100,000	102,167
4.13% 1/15/26	156,000	159,557
4.40% 1/15/29	150,000	157,772
4.88% 4/15/49	50,000	54,847
Vornado Realty LP 3.50% 1/15/25	100,000	99,598
Welltower, Inc.
2.70% 2/15/27	50,000	48,893
2.75% 1/15/31	105,000	97,834
2.80% 6/1/31	200,000	186,386
3.10% 1/15/30	55,000	52,953
3.63% 3/15/24	80,000	80,838
4.25% 4/1/26	200,000	205,530
4.25% 4/15/28	50,000	51,840
4.95% 9/1/48	50,000	56,129
6.50% 3/15/41	250,000	321,136
Weyerhaeuser Co.
3.38% 3/9/33	60,000	58,436
4.00% 3/9/52	45,000	44,910
7.38% 3/15/32	250,000	318,705
WP Carey, Inc.
2.25% 4/1/33	50,000	42,709
2.40% 2/1/31	50,000	45,059
4.25% 10/1/26	100,000	103,192
4.60% 4/1/24	100,000	102,566
		29,821,085
Retail–0.73%
Advance Auto Parts, Inc.
1.75% 10/1/27	40,000	36,014
3.50% 3/15/32	40,000	38,378
AutoNation, Inc.
3.50% 11/15/24	100,000	99,645
3.80% 11/15/27	100,000	100,038
3.85% 3/1/32	100,000	96,806
4.50% 10/1/25	45,000	45,811
AutoZone, Inc.
1.65% 1/15/31	85,000	72,455
3.13% 4/18/24	100,000	100,237
3.13% 4/21/26	75,000	73,801
3.75% 6/1/27	150,000	153,305
3.75% 4/18/29	100,000	100,314
Best Buy Co., Inc. 1.95% 10/1/30	250,000	218,861

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Costco Wholesale Corp.
1.38% 6/20/27	500,000	$ 464,714
3.00% 5/18/27	250,000	251,527
Darden Restaurants, Inc. 4.55% 2/15/48	35,000	33,607
Dollar General Corp.
3.25% 4/15/23	200,000	201,440
3.88% 4/15/27	100,000	102,888
4.13% 5/1/28	70,000	72,122
4.15% 11/1/25	75,000	77,506
Dollar Tree, Inc.
2.65% 12/1/31	200,000	182,859
3.38% 12/1/51	100,000	85,999
4.20% 5/15/28	165,000	170,569
Genuine Parts Co.
1.88% 11/1/30	55,000	47,570
2.75% 2/1/32	65,000	59,648
Home Depot, Inc.
0.90% 3/15/28	80,000	71,087
1.38% 3/15/31	250,000	215,157
1.50% 9/15/28	150,000	136,358
1.88% 9/15/31	65,000	58,083
2.13% 9/15/26	155,000	150,499
2.38% 3/15/51	250,000	200,454
2.70% 4/1/23	150,000	150,995
2.70% 4/15/25	40,000	39,864
2.70% 4/15/30	200,000	193,763
2.75% 9/15/51	150,000	129,224
2.80% 9/14/27	200,000	197,634
2.88% 4/15/27	50,000	49,812
3.00% 4/1/26	125,000	125,999
3.13% 12/15/49	250,000	228,557
3.25% 4/15/32	65,000	65,026
3.35% 9/15/25	265,000	269,461
3.35% 4/15/50	400,000	376,886
3.50% 9/15/56	135,000	131,799
3.63% 4/15/52	95,000	94,270
3.75% 2/15/24	200,000	204,373
3.90% 12/6/28	60,000	62,808
3.90% 6/15/47	150,000	156,241
4.20% 4/1/43	150,000	160,885
4.25% 4/1/46	100,000	109,379
4.50% 12/6/48	200,000	224,693
4.88% 2/15/44	96,000	111,543
5.40% 9/15/40	100,000	120,849
5.88% 12/16/36	350,000	443,317
5.95% 4/1/41	100,000	129,150
Kohl's Corp.
3.38% 5/1/31	110,000	106,158
5.55% 7/17/45	50,000	49,905
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	57,886
1.70% 9/15/28	50,000	45,252
1.70% 10/15/30	65,000	56,739
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Cos., Inc. (continued)
2.63% 4/1/31	250,000	$ 234,328
2.80% 9/15/41	100,000	85,650
3.00% 10/15/50	850,000	723,139
3.10% 5/3/27	250,000	248,077
3.38% 9/15/25	120,000	121,191
3.50% 4/1/51	125,000	114,919
3.65% 4/5/29	170,000	172,755
3.70% 4/15/46	200,000	191,637
3.88% 9/15/23	200,000	203,366
4.05% 5/3/47	147,000	148,075
4.50% 4/15/30	400,000	428,032
McDonald's Corp.
1.45% 9/1/25	55,000	52,572
2.13% 3/1/30	65,000	59,137
3.25% 6/10/24	300,000	303,455
3.35% 4/1/23	155,000	156,921
3.38% 5/26/25	150,000	152,440
3.50% 3/1/27	150,000	152,628
3.63% 5/1/43	100,000	94,355
3.63% 9/1/49	50,000	47,873
3.70% 1/30/26	500,000	511,966
3.80% 4/1/28	200,000	205,777
4.45% 3/1/47	225,000	241,634
4.45% 9/1/48	40,000	43,014
4.60% 5/26/45	94,000	99,958
4.70% 12/9/35	270,000	293,564
4.88% 12/9/45	275,000	305,724
6.30% 3/1/38	50,000	63,609
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	192,194
3.55% 3/15/26	150,000	150,933
3.60% 9/1/27	100,000	101,072
3.90% 6/1/29	100,000	101,497
4.35% 6/1/28	100,000	103,115
Ross Stores, Inc.
0.88% 4/15/26	100,000	91,334
1.88% 4/15/31	100,000	86,941
Starbucks Corp.
2.45% 6/15/26	100,000	97,507
2.55% 11/15/30	200,000	186,274
3.50% 3/1/28	150,000	150,405
3.50% 11/15/50	200,000	185,834
3.55% 8/15/29	200,000	200,662
3.75% 12/1/47	70,000	66,097
3.80% 8/15/25	150,000	153,183
3.85% 10/1/23	100,000	101,712
4.00% 11/15/28	150,000	154,807
4.30% 6/15/45	105,000	106,142
4.45% 8/15/49	200,000	213,749
4.50% 11/15/48	80,000	85,324
Target Corp.
1.95% 1/15/27	400,000	386,293
2.35% 2/15/30	60,000	57,317

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Target Corp. (continued)
2.50% 4/15/26	100,000	$ 99,376
2.95% 1/15/52	310,000	284,874
3.38% 4/15/29	200,000	206,512
TJX Cos., Inc.
1.15% 5/15/28	50,000	44,361
1.60% 5/15/31	50,000	43,717
2.25% 9/15/26	250,000	242,846
2.50% 5/15/23	100,000	100,049
Walgreens Boots Alliance, Inc.
3.45% 6/1/26	45,000	45,229
3.80% 11/18/24	700,000	708,695
Walmart, Inc.
1.05% 9/17/26	135,000	125,693
1.80% 9/22/31	55,000	50,033
2.38% 9/24/29	6,000	5,797
2.50% 9/22/41	110,000	97,704
2.55% 4/11/23	300,000	301,797
2.65% 9/22/51	80,000	71,115
2.85% 7/8/24	115,000	116,291
3.05% 7/8/26	85,000	85,957
3.25% 7/8/29	780,000	802,282
3.40% 6/26/23	350,000	355,964
3.55% 6/26/25	250,000	257,072
		20,283,772
Semiconductors–0.56%
Advanced Micro Devices, Inc.
2.38% 6/1/30	100,000	92,908
2.95% 6/1/24	100,000	100,189
Analog Devices, Inc.
1.70% 10/1/28	45,000	41,500
2.10% 10/1/31	60,000	55,335
2.80% 10/1/41	50,000	44,863
2.95% 10/1/51	55,000	49,755
3.50% 12/5/26	150,000	153,410
Applied Materials, Inc.
1.75% 6/1/30	30,000	27,156
3.30% 4/1/27	80,000	81,083
3.90% 10/1/25	70,000	71,926
4.35% 4/1/47	70,000	78,945
5.10% 10/1/35	70,000	80,860
5.85% 6/15/41	350,000	451,916
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50% 1/15/28	400,000	392,739
3.88% 1/15/27	250,000	251,671
Broadcom, Inc.
1.95% 2/15/28	165,000	148,679
2.45% 2/15/31	400,000	356,831
2.60% 2/15/33	400,000	347,265
3.15% 11/15/25	660,000	654,649
3.42% 4/15/33	845,000	788,657
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
3.50% 2/15/41	135,000	$ 120,221
3.75% 2/15/51	80,000	71,635
4.11% 9/15/28	633,000	640,519
4.15% 11/15/30	200,000	202,698
4.15% 4/15/32	100,000	99,781
4.25% 4/15/26	250,000	256,231
4.30% 11/15/32	115,000	116,698
4.75% 4/15/29	500,000	525,366
Intel Corp.
2.60% 5/19/26	150,000	148,777
2.88% 5/11/24	400,000	402,962
3.25% 11/15/49	165,000	152,203
3.40% 3/25/25	400,000	406,075
3.70% 7/29/25	365,000	373,827
3.73% 12/8/47	200,000	199,751
3.90% 3/25/30	500,000	525,607
4.00% 12/15/32	250,000	268,722
4.10% 5/19/46	150,000	159,651
4.75% 3/25/50	500,000	582,267
4.95% 3/25/60	300,000	366,555
KLA Corp.
3.30% 3/1/50	75,000	70,644
4.65% 11/1/24	300,000	310,831
Lam Research Corp.
1.90% 6/15/30	50,000	45,312
2.88% 6/15/50	35,000	30,959
3.13% 6/15/60	240,000	212,726
3.75% 3/15/26	100,000	102,755
4.00% 3/15/29	85,000	89,091
4.88% 3/15/49	50,000	59,559
Marvell Technology, Inc.
1.65% 4/15/26	65,000	60,396
2.45% 4/15/28	65,000	59,766
2.95% 4/15/31	60,000	55,461
4.20% 6/22/23	100,000	101,607
4.88% 6/22/28	100,000	104,687
Micron Technology, Inc.
2.70% 4/15/32	90,000	81,478
3.37% 11/1/41	65,000	58,067
3.48% 11/1/51	95,000	82,589
4.19% 2/15/27	75,000	76,963
4.98% 2/6/26	100,000	104,737
5.33% 2/6/29	100,000	108,099
NVIDIA Corp.
3.20% 9/16/26	200,000	203,332
3.50% 4/1/50	600,000	606,366
NXP BV/NXP Funding LLC
4.88% 3/1/24	100,000	102,753
5.35% 3/1/26	100,000	105,254
5.55% 12/1/28	65,000	71,248
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	180,257

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
2.70% 5/1/25	40,000	$ 38,770
3.13% 2/15/42	155,000	133,438
3.15% 5/1/27	65,000	63,063
3.25% 11/30/51	110,000	93,033
3.40% 5/1/30	85,000	82,387
Qorvo, Inc. 1.75% 12/15/24	60,000	57,232
QUALCOMM, Inc.
2.15% 5/20/30	200,000	186,008
2.90% 5/20/24	200,000	201,399
3.25% 5/20/27	200,000	202,592
3.25% 5/20/50	90,000	86,906
3.45% 5/20/25	300,000	304,658
4.65% 5/20/35	200,000	223,133
4.80% 5/20/45	200,000	232,012
Texas Instruments, Inc.
2.25% 5/1/23	250,000	250,110
2.25% 9/4/29	65,000	61,799
2.63% 5/15/24	48,000	48,165
3.88% 3/15/39	55,000	58,445
4.15% 5/15/48	300,000	333,151
		15,631,121
Software–0.75%
Activision Blizzard, Inc.
3.40% 9/15/26	100,000	101,781
3.40% 6/15/27	45,000	45,460
4.50% 6/15/47	60,000	67,997
Adobe, Inc.
1.90% 2/1/25	65,000	63,542
2.15% 2/1/27	65,000	63,075
2.30% 2/1/30	390,000	368,990
3.25% 2/1/25	95,000	96,257
Autodesk, Inc.
2.85% 1/15/30	55,000	51,741
3.50% 6/15/27	100,000	100,517
4.38% 6/15/25	100,000	102,603
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	142,052
Cadence Design Systems, Inc. 4.38% 10/15/24	75,000	76,906
Citrix Systems, Inc.
1.25% 3/1/26	135,000	131,249
3.30% 3/1/30	500,000	494,559
4.50% 12/1/27	100,000	102,190
Electronic Arts, Inc.
1.85% 2/15/31	120,000	105,392
2.95% 2/15/51	85,000	70,861
4.80% 3/1/26	100,000	105,521
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Fidelity National Information Services, Inc.
0.60% 3/1/24	50,000	$ 47,868
1.15% 3/1/26	80,000	73,421
1.65% 3/1/28	55,000	49,211
2.25% 3/1/31	150,000	132,639
3.10% 3/1/41	25,000	21,630
Fiserv, Inc.
2.25% 6/1/27	500,000	472,219
2.65% 6/1/30	500,000	461,471
2.75% 7/1/24	300,000	299,076
3.20% 7/1/26	65,000	64,663
3.50% 7/1/29	180,000	177,173
3.85% 6/1/25	150,000	151,528
4.40% 7/1/49	140,000	144,557
Intuit, Inc. 0.95% 7/15/25	65,000	60,918
Microsoft Corp.
2.00% 8/8/23	250,000	250,770
2.38% 5/1/23	150,000	150,573
2.40% 8/8/26	850,000	842,885
2.53% 6/1/50	574,000	495,646
2.68% 6/1/60	382,000	329,406
2.88% 2/6/24	515,000	521,577
2.92% 3/17/52	1,280,000	1,201,138
3.04% 3/17/62	166,000	155,019
3.13% 11/3/25	200,000	203,471
3.30% 2/6/27	500,000	512,882
3.45% 8/8/36	596,000	619,896
3.63% 12/15/23	300,000	308,121
Oracle Corp.
1.65% 3/25/26	225,000	209,814
2.30% 3/25/28	250,000	228,343
2.40% 9/15/23	150,000	149,442
2.50% 4/1/25	1,000,000	976,708
2.88% 3/25/31	240,000	218,830
2.95% 11/15/24	150,000	149,097
2.95% 4/1/30	500,000	461,281
3.25% 11/15/27	200,000	194,228
3.60% 4/1/40	1,000,000	867,486
3.60% 4/1/50	300,000	248,809
3.65% 3/25/41	400,000	349,374
3.80% 11/15/37	90,000	81,395
3.85% 7/15/36	150,000	138,068
3.85% 4/1/60	700,000	574,467
3.90% 5/15/35	355,000	333,836
3.95% 3/25/51	405,000	354,057
4.00% 7/15/46	150,000	133,101
4.00% 11/15/47	140,000	123,812
4.10% 3/25/61	240,000	204,590
4.30% 7/8/34	200,000	197,369
4.50% 7/8/44	500,000	473,329
5.38% 7/15/40	400,000	422,050
6.13% 7/8/39	150,000	171,156
6.50% 4/15/38	200,000	237,408

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies, Inc.
1.00% 9/15/25	210,000	$ 194,836
1.40% 9/15/27	250,000	226,554
2.00% 6/30/30	115,000	102,092
3.65% 9/15/23	150,000	152,085
3.80% 12/15/26	55,000	56,299
3.85% 12/15/25	100,000	102,139
4.20% 9/15/28	95,000	98,331
salesforce.com, Inc.
0.63% 7/15/24	110,000	105,319
1.50% 7/15/28	135,000	124,187
1.95% 7/15/31	200,000	182,970
2.70% 7/15/41	120,000	106,199
2.90% 7/15/51	200,000	177,582
3.05% 7/15/61	100,000	87,720
3.25% 4/11/23	100,000	101,245
3.70% 4/11/28	100,000	103,319
ServiceNow, Inc. 1.40% 9/1/30	125,000	106,234
VMware, Inc.
0.60% 8/15/23	115,000	111,762
1.00% 8/15/24	125,000	119,182
1.40% 8/15/26	80,000	73,444
1.80% 8/15/28	110,000	97,560
2.20% 8/15/31	135,000	118,858
3.90% 8/21/27	85,000	86,099
4.50% 5/15/25	500,000	515,047
		20,685,564
Telecommunications–1.30%
America Movil SAB de CV
2.88% 5/7/30	200,000	191,062
4.38% 7/16/42	200,000	208,908
6.13% 11/15/37	150,000	183,032
6.13% 3/30/40	250,000	311,593
6.38% 3/1/35	25,000	31,138
AT&T, Inc.
0.90% 3/25/24	200,000	193,604
1.65% 2/1/28	45,000	41,000
1.70% 3/25/26	200,000	189,337
2.25% 2/1/32	210,000	186,211
2.30% 6/1/27	200,000	190,554
2.55% 12/1/33	400,000	355,378
2.75% 6/1/31	650,000	609,491
3.10% 2/1/43	250,000	215,822
3.40% 5/15/25	300,000	300,500
3.50% 6/1/41	900,000	828,648
3.50% 9/15/53	460,000	403,624
3.50% 2/1/61	170,000	144,494
3.55% 9/15/55	1,400,000	1,234,753
3.65% 6/1/51	400,000	363,990
3.65% 9/15/59	555,000	486,698
3.80% 2/15/27	105,000	107,327
3.80% 12/1/57	812,000	740,820
3.85% 6/1/60	185,000	165,596
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
4.13% 2/17/26	550,000	$ 571,510
4.25% 3/1/27	500,000	522,713
4.30% 2/15/30	286,000	302,181
4.35% 3/1/29	370,000	391,541
4.35% 6/15/45	532,000	536,977
4.45% 4/1/24	300,000	308,746
4.50% 5/15/35	220,000	233,057
4.75% 5/15/46	665,000	722,245
4.85% 3/1/39	120,000	130,599
4.90% 6/15/42	200,000	215,789
5.25% 3/1/37	150,000	170,505
5.35% 9/1/40	338,000	386,751
Bell Canada 0.75% 3/17/24	250,000	241,031
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	238,298
4.30% 7/29/49	55,000	58,006
4.46% 4/1/48	100,000	108,568
British Telecommunications PLC
4.50% 12/4/23	200,000	203,972
9.63% 12/15/30	350,000	477,527
Cisco Systems, Inc.
2.50% 9/20/26	300,000	297,225
2.95% 2/28/26	150,000	151,126
3.50% 6/15/25	45,000	46,008
3.63% 3/4/24	100,000	102,348
5.50% 1/15/40	200,000	252,835
5.90% 2/15/39	300,000	391,299
Corning, Inc.
3.90% 11/15/49	100,000	96,527
4.75% 3/15/42	250,000	270,232
5.45% 11/15/79	40,000	44,209
5.75% 8/15/40	25,000	30,645
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	616,601
Juniper Networks, Inc.
1.20% 12/10/25	105,000	97,502
2.00% 12/10/30	160,000	138,393
5.95% 3/15/41	100,000	112,946
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	74,516
2.75% 5/24/31	100,000	90,478
4.00% 9/1/24	227,000	230,544
4.60% 2/23/28	100,000	102,816
4.60% 5/23/29	100,000	103,988
Orange SA
5.38% 1/13/42	100,000	114,918
9.00% 3/1/31	400,000	555,562
Rogers Communications, Inc.
2.90% 11/15/26	200,000	196,766
3.63% 12/15/25	65,000	65,627

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Communications, Inc. (continued)
3.70% 11/15/49	100,000	$ 88,932
4.10% 10/1/23	300,000	304,544
4.30% 2/15/48	40,000	39,018
4.35% 5/1/49	155,000	151,122
4.50% 3/15/43	100,000	100,952
5.00% 3/15/44	100,000	106,135
7.50% 8/15/38	25,000	33,955
Telefonica Emisiones SA
4.67% 3/6/38	150,000	153,385
4.90% 3/6/48	200,000	206,801
5.21% 3/8/47	300,000	321,496
5.52% 3/1/49	200,000	224,806
7.05% 6/20/36	175,000	219,001
Telefonica Europe BV 8.25% 9/15/30	200,000	262,112
TELUS Corp.
2.80% 2/16/27	100,000	97,825
3.70% 9/15/27	100,000	102,040
4.30% 6/15/49	200,000	209,076
4.60% 11/16/48	100,000	110,331
T-Mobile USA, Inc.
1.50% 2/15/26	200,000	186,544
2.05% 2/15/28	255,000	232,895
2.25% 11/15/31	150,000	131,208
2.40% 3/15/29	55,000	50,364
2.55% 2/15/31	230,000	208,564
2.70% 3/15/32	110,000	100,066
3.00% 2/15/41	155,000	131,024
3.30% 2/15/51	275,000	231,392
3.40% 10/15/52	300,000	255,132
3.60% 11/15/60	65,000	55,827
3.60% 11/15/60	200,000	171,774
3.88% 4/15/30	1,500,000	1,505,759
4.50% 4/15/50	800,000	809,325
Verizon Communications, Inc.
0.75% 3/22/24	110,000	106,446
0.85% 11/20/25	250,000	231,294
1.45% 3/20/26	160,000	150,423
1.50% 9/18/30	300,000	260,518
1.68% 10/30/30	206,000	179,617
1.75% 1/20/31	250,000	217,968
2.10% 3/22/28	240,000	223,698
2.55% 3/21/31	415,000	385,556
2.63% 8/15/26	230,000	224,860
2.65% 11/20/40	250,000	212,665
2.85% 9/3/41	95,000	83,624
2.88% 11/20/50	250,000	208,881
2.99% 10/30/56	431,000	354,749
3.00% 11/20/60	720,000	587,139
3.40% 3/22/41	195,000	182,796
3.55% 3/22/51	145,000	136,256
3.70% 3/22/61	120,000	111,153
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
3.88% 2/8/29	250,000	$ 260,085
3.88% 3/1/52	250,000	251,197
4.00% 3/22/50	500,000	507,345
4.13% 3/16/27	200,000	207,888
4.13% 8/15/46	35,000	35,939
4.27% 1/15/36	904,000	952,353
4.33% 9/21/28	1,387,000	1,463,110
4.40% 11/1/34	600,000	638,359
4.50% 8/10/33	1,170,000	1,255,271
Vodafone Group PLC
4.13% 5/30/25	75,000	77,216
4.25% 9/17/50	85,000	84,717
4.38% 5/30/28	175,000	183,006
4.38% 2/19/43	150,000	150,556
4.88% 6/19/49	200,000	217,638
5.00% 5/30/38	95,000	103,505
5.25% 5/30/48	700,000	784,102
6.15% 2/27/37	400,000	479,122
7.88% 2/15/30	100,000	127,447
		36,124,611
Toys Games Hobbies–0.02%
Hasbro, Inc.
3.50% 9/15/27	60,000	59,401
3.90% 11/19/29	400,000	401,382
5.10% 5/15/44	65,000	69,839
6.35% 3/15/40	65,000	78,708
		609,330
Transportation–0.59%
Burlington Northern Santa Fe LLC
3.00% 4/1/25	250,000	252,299
3.05% 2/15/51	600,000	550,875
3.25% 6/15/27	100,000	101,464
3.30% 9/15/51	200,000	189,127
3.65% 9/1/25	100,000	102,471
3.85% 9/1/23	100,000	102,161
3.90% 8/1/46	105,000	108,629
4.13% 6/15/47	100,000	108,187
4.15% 4/1/45	114,000	120,660
4.15% 12/15/48	40,000	43,142
4.40% 3/15/42	100,000	108,672
4.45% 3/15/43	100,000	109,358
4.70% 9/1/45	100,000	113,783
4.95% 9/15/41	100,000	115,111
5.05% 3/1/41	100,000	116,333
5.15% 9/1/43	150,000	178,123
5.75% 5/1/40	200,000	249,231
6.15% 5/1/37	100,000	128,542

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian National Railway Co.
2.45% 5/1/50	65,000	$ 52,904
2.75% 3/1/26	50,000	49,529
2.95% 11/21/24	100,000	99,668
3.20% 8/2/46	100,000	94,097
3.65% 2/3/48	100,000	100,206
6.20% 6/1/36	100,000	125,371
6.25% 8/1/34	100,000	126,081
Canadian Pacific Railway Co.
1.35% 12/2/24	115,000	110,262
1.75% 12/2/26	60,000	56,518
2.05% 3/5/30	35,000	32,062
2.45% 12/2/31	65,000	60,369
2.90% 2/1/25	150,000	149,319
3.00% 12/2/41	60,000	53,973
3.10% 12/2/51	75,000	66,311
4.80% 9/15/35	65,000	71,199
4.80% 8/1/45	100,000	112,546
6.13% 9/15/15	65,000	82,655
7.13% 10/15/31	150,000	191,403
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	102,837
CSX Corp.
2.40% 2/15/30	50,000	47,529
3.25% 6/1/27	100,000	100,659
3.35% 11/1/25	250,000	252,053
3.35% 9/15/49	65,000	60,502
3.80% 3/1/28	100,000	103,318
3.80% 11/1/46	150,000	149,447
3.95% 5/1/50	90,000	93,057
4.10% 3/15/44	100,000	103,041
4.25% 3/15/29	150,000	159,070
4.25% 11/1/66	100,000	103,944
4.30% 3/1/48	100,000	107,431
4.40% 3/1/43	200,000	211,408
4.65% 3/1/68	100,000	109,459
5.50% 4/15/41	200,000	238,919
6.15% 5/1/37	120,000	149,906
6.22% 4/30/40	100,000	127,908
FedEx Corp.
3.25% 4/1/26	150,000	151,787
3.40% 2/15/28	100,000	100,187
3.88% 8/1/42	100,000	95,785
4.05% 2/15/48	100,000	98,778
4.10% 4/15/43	100,000	99,000
4.10% 2/1/45	200,000	194,871
4.40% 1/15/47	100,000	102,385
4.55% 4/1/46	150,000	157,051
4.75% 11/15/45	350,000	373,344
4.90% 1/15/34	60,000	66,236
♦FedEx Corp. Pass-Through Trust 1.88% 2/20/34	643,854	586,285
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	$ 101,807
Kansas City Southern
2.88% 11/15/29	65,000	62,480
4.20% 11/15/69	70,000	70,121
4.30% 5/15/43	100,000	103,324
4.70% 5/1/48	100,000	110,372
4.95% 8/15/45	100,000	112,125
Kirby Corp. 4.20% 3/1/28	100,000	98,576
Norfolk Southern Corp.
2.90% 8/25/51	250,000	216,372
3.05% 5/15/50	100,000	89,075
3.15% 6/1/27	50,000	49,626
3.16% 5/15/55	41,000	36,619
3.65% 8/1/25	50,000	50,594
3.80% 8/1/28	60,000	61,263
3.85% 1/15/24	150,000	152,384
3.94% 11/1/47	80,000	81,727
4.05% 8/15/52	132,000	138,615
4.15% 2/28/48	125,000	130,543
4.45% 6/15/45	100,000	106,970
4.65% 1/15/46	100,000	111,723
4.84% 10/1/41	111,000	125,087
Ryder System, Inc.
1.75% 9/1/26	65,000	60,498
2.85% 3/1/27	70,000	67,877
2.90% 12/1/26	90,000	87,295
3.65% 3/18/24	100,000	101,061
3.88% 12/1/23	100,000	101,452
Union Pacific Corp.
2.15% 2/5/27	50,000	48,029
2.38% 5/20/31	45,000	42,105
2.40% 2/5/30	85,000	80,441
2.75% 3/1/26	250,000	248,398
2.80% 2/14/32	140,000	134,418
2.89% 4/6/36	115,000	107,456
2.95% 3/10/52	70,000	61,956
2.97% 9/16/62	75,000	63,466
3.25% 8/15/25	50,000	50,232
3.25% 2/5/50	150,000	139,609
3.35% 8/15/46	150,000	141,414
3.38% 2/1/35	200,000	196,767
3.38% 2/14/42	80,000	77,323
3.50% 6/8/23	150,000	151,896
3.50% 2/14/53	155,000	151,662
3.55% 8/15/39	70,000	69,028
3.60% 9/15/37	40,000	40,285
3.65% 2/15/24	185,000	188,065
3.75% 7/15/25	100,000	102,476
3.75% 2/5/70	40,000	38,945
3.80% 10/1/51	332,000	338,807
3.80% 4/6/71	80,000	79,279
3.84% 3/20/60	240,000	240,834
3.85% 2/14/72	125,000	123,516

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.88% 2/1/55	94,000	$ 95,581
3.95% 8/15/59	70,000	71,069
4.00% 4/15/47	100,000	103,379
4.10% 9/15/67	65,000	67,289
United Parcel Service, Inc.
2.20% 9/1/24	45,000	44,784
2.40% 11/15/26	150,000	146,418
2.50% 9/1/29	45,000	43,279
3.40% 3/15/29	65,000	66,441
3.40% 11/15/46	150,000	148,480
3.40% 9/1/49	65,000	64,935
3.63% 10/1/42	75,000	76,122
3.75% 11/15/47	150,000	157,607
4.25% 3/15/49	100,000	111,711
4.88% 11/15/40	55,000	64,905
5.30% 4/1/50	600,000	784,539
6.20% 1/15/38	255,000	332,426
		16,401,796
Trucking & Leasing–0.02%
GATX Corp.
1.90% 6/1/31	250,000	213,027
3.25% 9/15/26	50,000	49,460
3.85% 3/30/27	50,000	50,473
4.00% 6/30/30	65,000	65,893
4.55% 11/7/28	100,000	104,956
4.70% 4/1/29	50,000	52,991
5.20% 3/15/44	50,000	54,603
		591,403
Water–0.04%
American Water Capital Corp.
2.30% 6/1/31	150,000	136,805
2.95% 9/1/27	180,000	178,257
3.25% 6/1/51	150,000	135,307
3.75% 9/1/28	150,000	152,471
3.75% 9/1/47	250,000	244,028
4.00% 12/1/46	50,000	50,517
4.20% 9/1/48	100,000	105,769
4.30% 12/1/42	100,000	103,944
		1,107,098
Total Corporate Bonds (Cost $749,789,577)		738,762,976
MUNICIPAL BONDS–0.68%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	65,465
Series B 7.83% 2/15/41	55,000	80,759
Series B 8.08% 2/15/50	800,000	1,325,308
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	284,178
Series S1 6.92% 4/1/40	100,000	137,007
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Bay Area Toll Authority (continued)
Series S1 7.04% 4/1/50	100,000	$ 153,701
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	97,881
Series B 2.44% 8/15/49	50,000	40,718
Series C 4.79% 8/15/46	90,000	107,801
California State University Series B 3.90% 11/1/47	50,000	51,394
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue 5.49% 11/1/39	50,000	62,681
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	115,989
Series C 4.57% 1/1/54	100,000	118,870
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	100,000	128,551
Series B 6.90% 12/1/40	40,000	51,420
City of Atlanta GA Water & Wastewater Revenue 2.26% 11/1/35	50,000	44,698
City of Chicago IL Series B 7.75% 1/1/42	83,000	93,871
City of Houston 3.96% 3/1/47	100,000	106,485
City of New York NY
5.52% 10/1/37	85,000	101,736
Series A2 5.21% 10/1/31	100,000	110,075
Series F1 6.27% 12/1/37	100,000	127,671
City of Riverside CA Series A 3.86% 6/1/45	20,000	19,500
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	273,115
5.99% 2/1/39	50,000	63,802
City of San Francisco CA Public Utilities Commission Water Revenue Series A 3.30% 11/1/39	25,000	23,725
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	111,049
Series C 2.51% 7/1/41(GO)	30,000	25,646
Series E 5.46% 12/1/39	100,000	124,100
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	108,445
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	263,946
Dallas Fort Worth International Airport
Series C 2.92% 11/1/50	40,000	35,913
Series C 3.09% 11/1/40	60,000	55,419

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Dallas Independent School District Series C 6.45% 2/15/35	100,000	$ 106,708
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	128,879
Grand Parkway Transportation Corp. 3.24% 10/1/52	125,000	112,884
Health & Educational Facilities Authority of the State of Missouri Class A 3.65% 8/15/57	150,000	144,481
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	27,561
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	113,616
Los Angeles Community College District
1.61% 8/1/28	50,000	46,376
1.81% 8/1/30	50,000	45,235
2.11% 8/1/32	50,000	44,970
6.75% 8/1/49	100,000	150,612
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	148,711
Los Angeles Unified School District Series RY 6.76% 7/1/34	315,000	399,987
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	42,225
Series C 2.95% 5/15/43	250,000	220,836
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Series B 4.05% 7/1/26	10,000	10,411
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	65,947
Metropolitan Transportation Authority
5.87% 11/15/39	100,000	116,203
6.67% 11/15/39	130,000	163,642
6.81% 11/15/40	500,000	641,442
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	185,508
Municipal Electric Authority of Georgia
6.64% 4/1/57	145,000	193,516
6.66% 4/1/57	119,000	161,253
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Municipal Electric Authority of Georgia (continued)
7.06% 4/1/57	97,000	$ 127,528
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	264,407
New Jersey Transportation Trust Fund Authority
4.13% 6/15/42	80,000	79,133
Series B 6.56% 12/15/40	100,000	130,512
Series C 5.75% 12/15/28	100,000	110,197
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	496,591
Series F 7.41% 1/1/40	90,000	131,096
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	239,064
5.57% 11/1/38	65,000	77,162
New York City Water & Sewer System
5.72% 6/15/42	65,000	85,305
5.75% 6/15/41	100,000	131,126
5.95% 6/15/42	100,000	133,943
6.01% 6/15/42	35,000	47,101
New York State Dormitory Authority
5.60% 3/15/40	100,000	121,930
Series B 3.14% 7/1/43	100,000	94,526
New York State Urban Development Corp.
5.77% 3/15/39	50,000	57,056
Class B 3.90% 3/15/33	100,000	102,955
Ohio State University
4.91% 6/1/40	100,000	116,630
Series A 3.80% 12/1/46	100,000	99,707
Oregon School Boards Association Series B 5.55% 6/30/28	250,000	270,645
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	190,946
Permanent University Fund - University of Texas System 3.38% 7/1/47	40,000	38,391
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	305,013
Series 168th 4.93% 10/1/51	350,000	419,737
Series 174th 4.46% 10/1/62	250,000	277,748
Series 181th 4.96% 8/1/46	155,000	180,978
Series 192th 4.81% 10/15/65	250,000	292,529

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center Pooled Revenue Series H 6.55% 5/15/48	100,000	$ 137,287
Rutgers The State University of New Jersey 5.67% 5/1/40	155,000	187,784
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	98,028
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	70,706
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	136,666
San Diego County Water Authority 6.14% 5/1/49	100,000	135,477
State Board of Administration Finance Corp.
Series A 1.26% 7/1/25	100,000	94,992
Series A 1.71% 7/1/27	100,000	93,210
Series A 2.15% 7/1/30	100,000	91,282
State of California
3.38% 4/1/25	75,000	76,381
3.50% 4/1/28	100,000	102,713
4.50% 4/1/33	100,000	108,596
4.60% 4/1/38	60,000	65,640
7.50% 4/1/34	325,000	447,915
7.55% 4/1/39	600,000	889,708
7.60% 11/1/40	80,000	121,704
7.63% 3/1/40	85,000	125,121
State of Connecticut
5.09% 10/1/30	200,000	216,626
Series A 5.85% 3/15/32	100,000	118,786
State of Illinois
4.95% 6/1/23	50,909	51,816
5.10% 6/1/33	800,000	850,726
State of Mississippi 5.25% 11/1/34	100,000	116,139
State of Oregon Department of Transportation 5.83% 11/15/34	75,000	91,680
State of Texas 5.52% 4/1/39	100,000	126,656
State of Utah
Series B 3.54% 7/1/25	100,000	101,451
Series D 4.55% 7/1/24	35,000	35,877
State Public School Building Authority 5.00% 9/15/27	100,000	108,590
Texas Transportation Commission 2.47% 10/1/44	150,000	124,915
Texas Transportation Commission (State of Texas) 2.56% 4/1/42	40,000	34,674
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	222,808
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of California
Series AD 4.86% 5/15/12	250,000	$ 279,019
Series AQ 4.77% 5/15/15	250,000	273,952
Series AX 3.06% 7/1/25	100,000	100,501
Series BG 1.61% 5/15/30	60,000	52,931
University of Michigan
Series B 2.44% 4/1/40	50,000	43,546
Series B 2.56% 4/1/50	50,000	42,224
Series B 3.50% 4/1/52	200,000	202,994
University of Virginia
2.26% 9/1/50	60,000	47,594
Series C 4.18% 9/1/17	50,000	50,069
Westchester County Local Development Corp. 3.85% 11/1/50	180,000	166,897
Total Municipal Bonds (Cost $16,397,883)		18,847,559
NON-AGENCY ASSET-BACKED SECURITIES–0.32%
American Express Credit Account Master Trust Series 2021-1 A 0.90% 11/15/26	368,000	350,859
Americredit Automobile Receivables Trust 2.45% 11/18/26	400,000	394,981
BA Credit Card Trust Series 2021-A1 A1 0.44% 9/15/26	318,000	304,234
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	350,000	341,277
Capital One Multi-Asset Execution Trust Series 2021-A2 A2 1.39% 7/15/30	600,000	548,407
CarMax Auto Owner Trust Series 2021-2 A3 0.52% 2/17/26	400,000	385,862
Carvana Auto Receivables Trust Series 2021-P4 A3 1.31% 1/11/27	204,000	196,229
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	950,598
Discover Card Execution Note Trust Series 2022-A1 Class A1 1.96% 2/15/27	375,000	365,463
Drive Auto Receivables Trust Series 2021-3 A3 0.79% 10/15/25	217,000	212,860
Exeter Automobile Receivables Trust Series 2021-2A C 0.98% 6/15/26	350,000	341,226
Ford Credit Auto Owner Trust Series 2020-C A3 0.41% 7/15/25	750,000	738,639

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	250,000	$ 242,643
GM Financial Automobile Leasing Trust Series 2021-3 A3 0.39% 10/21/24	500,000	485,617
GM Financial Consumer Automobile Receivables Trust
Series 2021-2 A3 0.51% 4/16/26	230,000	222,938
Series 2021-4 A3 0.68% 9/16/26	231,000	223,126
Hyundai Auto Receivables Trust
2.22% 10/15/26	500,000	493,505
Series 2021-A A3 0.38% 9/15/25	125,000	121,868
John Deere Owner Trust Series 2021-B A3 0.52% 3/16/26	86,000	82,380
Santander Drive Auto Receivables Trust
Series 2021-3 C 0.95% 9/15/27	228,000	221,233
Series 2021-4 A3 0.51% 8/15/25	116,000	114,185
Series 2022-1 Class A3 1.94% 11/17/25	300,000	296,458
Toyota Auto Receivables Owner Trust Series 2022-A A3 1.23% 6/15/26	600,000	582,766
Volkswagen Auto Loan Enhanced Trust Series 2021-1 A3 1.02% 6/22/26	101,000	97,623
World Omni Auto Receivables Trust Series 2021-C A3 0.44% 8/17/26	500,000	482,851
Total Non-Agency Asset-Backed Securities (Cost $9,018,015)		8,797,828
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.10%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	495,957
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	151,774
Series 2019-BN17 A4 3.71% 4/15/52	265,000	270,901
Series 2019-BN24 A3 2.96% 11/15/62	500,000	486,290
Series 2020-BN25 A5 2.65% 1/15/63	600,000	570,902
Series 2020-BN28 A4 1.84% 3/15/63	187,500	166,938
Series 2021-BN31 A4 2.04% 2/15/54	313,043	282,032
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	$ 617,115
Series 2020-C8 A5 2.04% 10/15/53	250,000	225,471
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	200,322
Series 2018-B3 A5 4.03% 4/10/51	350,000	362,159
Series 2018-B5 A4 4.21% 7/15/51	200,000	209,336
Series 2019-B10 A4 3.72% 3/15/62	575,000	587,021
Series 2020-B18 A5 1.93% 7/15/53	296,875	267,371
Series 2020-B19 A5 1.85% 9/15/53	800,000	716,380
Series 2021-B24 A5 2.58% 3/15/54	500,000	471,445
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	404,628
Citigroup Commercial Mortgage Trust
Series 2013-GC15 A3 4.10% 9/10/46	436,159	440,186
•Series 2015-GC33 B 4.58% 9/10/58	500,000	499,089
Series 2020-GC46 A5 2.72% 2/15/53	500,000	476,037
COMM Mortgage Trust
Series 2014-CR14 A3 3.96% 2/10/47	545,000	547,041
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,381,959
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,517,810
Series 2015-CR26 A3 3.36% 10/10/48	985,091	972,834
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,002,386
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	499,267
Series 2020-C19 A3 2.56% 3/15/53	150,000	140,176
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.93% 9/10/47	500,000	503,922
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,494,046
Series 2020-GC45 A5 2.91% 2/13/53	275,000	265,500

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	$ 1,108,816
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,487,309
Series 2016-C1 A5 3.58% 3/17/49	500,000	501,255
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	366,675
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	723,343
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,256,199
Series 2015-C25 ASB 3.38% 10/15/48	597,312	599,427
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	501,109
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	500,000	497,904
Series 2020-L4 A3 2.70% 2/15/53	400,000	380,000
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	577,647
Series 2017-C7 A4 3.68% 12/15/50	350,000	355,976
Series 2018-C14 A3 4.18% 12/15/51	350,000	356,719
Series 2018-C8 A4 3.98% 2/15/51	200,000	205,997
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	465,777	462,453
Series 2015-P2 A4 3.81% 12/15/48	665,000	672,033
Series 2017-C41 A4 3.47% 11/15/50	350,000	350,567
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,446,963
Series 2019-C50 A5 3.73% 5/15/52	310,000	316,084
Series 2020-C56 A5 2.45% 6/15/53	220,600	206,402
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2014-C22 A5 3.75% 9/15/57	1,000,000	$ 1,004,813
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $32,366,704)		30,603,986
ΔREGIONAL BONDS–0.28%
Canada—0.28%
Manitoba Canada 2.60% 4/16/24	750,000	751,935
Province of Alberta Canada
1.30% 7/22/30	150,000	134,273
1.88% 11/13/24	250,000	245,440
3.30% 3/15/28	400,000	411,464
3.35% 11/1/23	200,000	202,944
Province of British Columbia Canada
1.30% 1/29/31	250,000	223,331
6.50% 1/15/26	100,000	112,200
7.25% 9/1/36	100,000	146,856
Province of New Brunswick Canada 3.63% 2/24/28	150,000	156,865
Province of Ontario 2.30% 6/15/26	500,000	490,890
Province of Ontario Canada
0.63% 1/21/26	175,000	162,255
1.05% 4/14/26	600,000	564,146
1.13% 10/7/30	1,250,000	1,102,219
1.60% 2/25/31	250,000	227,678
2.00% 10/2/29	250,000	237,915
Province of Quebec
1.35% 5/28/30	200,000	179,905
2.50% 4/20/26	1,000,000	990,113
Province of Quebec Canada
0.60% 7/23/25	250,000	233,478
1.50% 2/11/25	250,000	242,345
2.50% 4/9/24	100,000	100,249
2.75% 4/12/27	300,000	300,717
7.50% 7/15/23	200,000	213,138
7.50% 9/15/29	175,000	228,798
		7,659,154
Total Regional Bonds (Cost $7,895,193)		7,659,154
ΔSOVEREIGN BONDS–1.48%
Canada—0.03%
Canada Government International Bond 1.63% 1/22/25	500,000	487,725
Export Development Canada 2.63% 2/21/24	500,000	502,076
		989,801

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile—0.10%
Chile Government International Bond
2.55% 1/27/32	200,000	$ 187,924
2.55% 7/27/33	250,000	227,653
3.10% 5/7/41	200,000	175,952
3.10% 1/22/61	200,000	164,710
3.13% 1/21/26	826,000	830,733
3.24% 2/6/28	350,000	349,198
3.50% 1/31/34	200,000	197,298
3.50% 1/25/50	200,000	182,838
3.50% 4/15/53	200,000	179,286
4.34% 3/7/42	200,000	205,314
		2,700,906
Hungary—0.03%
Hungary Government International Bond 5.38% 3/25/24	700,000	733,057
		733,057
Indonesia—0.09%
Indonesia Government International Bond
2.15% 7/28/31	400,000	369,000
2.85% 2/14/30	250,000	245,703
3.20% 9/23/61	200,000	168,162
3.50% 2/14/50	250,000	231,875
4.10% 4/24/28	300,000	317,541
4.20% 10/15/50	800,000	831,470
4.75% 2/11/29	200,000	221,060
5.35% 2/11/49	200,000	229,278
		2,614,089
Israel—0.09%
Israel Government AID Bond 5.50% 4/26/24	200,000	212,082
Israel Government International Bond
2.88% 3/16/26	200,000	200,818
3.15% 6/30/23	200,000	202,176
3.25% 1/17/28	200,000	205,744
3.88% 7/3/50	1,000,000	1,030,000
4.50% 1/30/43	200,000	225,165
State of Israel
2.50% 1/15/30	200,000	194,762
3.38% 1/15/50	200,000	189,250
		2,459,997
Italy—0.06%
Italy Government International Bond
1.25% 2/17/26	495,000	456,390
5.38% 6/15/33	800,000	904,649
6.88% 9/27/23	350,000	371,150
		1,732,189
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan—0.16%
Japan Bank for International Cooperation
0.38% 9/15/23	420,000	$ 408,453
0.63% 7/15/25	235,000	219,326
1.25% 1/21/31	200,000	178,540
1.75% 10/17/24	200,000	195,675
1.88% 4/15/31	200,000	187,640
2.00% 10/17/29	200,000	190,769
2.13% 2/16/29	200,000	192,455
2.25% 11/4/26	200,000	195,840
2.38% 4/20/26	300,000	294,435
2.50% 5/23/24	200,000	199,862
2.50% 5/28/25	700,000	694,834
2.75% 11/16/27	200,000	198,985
2.88% 6/1/27	350,000	352,031
2.88% 7/21/27	200,000	200,993
3.25% 7/20/23	200,000	202,526
3.25% 7/20/28	300,000	310,152
3.38% 7/31/23	200,000	202,838
		4,425,354
Mexico—0.28%
Mexico Government International Bond
2.66% 5/24/31	500,000	455,100
3.25% 4/16/30	205,000	197,327
3.50% 2/12/34	200,000	185,898
3.75% 1/11/28	200,000	203,398
3.75% 4/19/71	200,000	159,198
3.77% 5/24/61	200,000	161,662
4.13% 1/21/26	285,000	298,999
4.15% 3/28/27	370,000	388,866
4.28% 8/14/41	200,000	186,434
4.35% 1/15/47	200,000	184,648
4.40% 2/12/52	200,000	183,494
4.50% 1/31/50	400,000	376,052
4.60% 2/10/48	200,000	190,214
4.75% 4/27/32	1,500,000	1,588,725
4.75% 3/8/44	1,000,000	982,620
5.75% 10/12/10	800,000	810,392
6.05% 1/11/40	475,000	537,895
6.75% 9/27/34	500,000	610,880
		7,701,802
Panama—0.12%
Panama Government International Bond
2.25% 9/29/32	700,000	618,667
3.16% 1/23/30	445,000	435,357
3.87% 7/23/60	910,000	796,031
3.88% 3/17/28	300,000	306,345
4.30% 4/29/53	300,000	287,994
4.50% 4/16/50	200,000	197,530
6.70% 1/26/36	200,000	246,154
7.13% 1/29/26	100,000	113,814
8.88% 9/30/27	100,000	126,834

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bond (continued)
9.38% 4/1/29	100,000	$ 135,021
		3,263,747
Peru—0.10%
Peru Government International Bond
2.78% 1/23/31	140,000	131,810
3.00% 1/15/34	233,000	217,193
3.30% 3/11/41	125,000	113,485
3.55% 3/10/51	395,000	367,844
3.60% 1/15/72	400,000	343,740
4.13% 8/25/27	350,000	363,090
5.63% 11/18/50	100,000	126,893
6.55% 3/14/37	500,000	631,630
7.35% 7/21/25	100,000	113,180
8.75% 11/21/33	200,000	289,256
		2,698,121
Philippines—0.14%
Philippine Government International Bond 3.56% 9/29/32	200,000	204,854
Philippines Government International Bond
2.46% 5/5/30	250,000	237,424
2.95% 5/5/45	1,050,000	906,930
3.00% 2/1/28	200,000	200,801
3.20% 7/6/46	200,000	178,531
3.70% 2/2/42	200,000	193,246
3.75% 1/14/29	400,000	415,379
3.95% 1/20/40	500,000	490,254
5.00% 1/13/37	500,000	559,108
9.50% 2/2/30	300,000	425,431
		3,811,958
Poland—0.01%
Poland Government International Bond 3.25% 4/6/26	400,000	407,400
		407,400
Republic of Korea—0.16%
Export-Import Bank of Korea
0.38% 2/9/24	200,000	192,322
0.63% 2/9/26	200,000	184,145
1.25% 1/18/25	208,000	198,869
1.38% 2/9/31	250,000	217,893
1.63% 1/18/27	200,000	187,840
2.13% 1/18/32	200,000	182,688
2.88% 1/21/25	500,000	499,670
3.25% 11/10/25	200,000	202,336
3.63% 11/27/23	300,000	304,950
Korea Development Bank
0.40% 6/19/24	215,000	204,570
0.80% 7/19/26	250,000	229,144
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Development Bank (continued)
1.63% 1/19/31	250,000	$ 221,400
2.00% 2/24/25	200,000	195,360
2.25% 2/24/27	200,000	192,718
3.25% 2/19/24	400,000	404,288
Korea International Bond
2.50% 6/19/29	200,000	198,149
2.75% 1/19/27	500,000	498,176
3.88% 9/11/23	200,000	204,062
		4,518,580
Sweden—0.04%
Svensk Exportkredit AB
0.25% 9/29/23	200,000	194,082
0.38% 3/11/24	200,000	192,153
0.50% 8/26/25	500,000	464,230
2.25% 3/22/27	200,000	196,134
		1,046,599
Uruguay—0.07%
Uruguay Government International Bond
4.38% 10/27/27	300,000	318,003
5.10% 6/18/50	1,000,000	1,177,560
7.63% 3/21/36	250,000	354,390
		1,849,953
Total Sovereign Bonds (Cost $42,053,318)		40,953,553
SUPRANATIONAL BANKS–1.46%
African Development Bank
0.88% 3/23/26	800,000	746,018
0.88% 7/22/26	250,000	233,205
Asian Development Bank
0.25% 7/14/23	1,045,000	1,020,370
0.25% 10/6/23	250,000	242,661
0.38% 9/3/25	750,000	695,090
0.50% 2/4/26	500,000	461,423
0.63% 4/29/25	1,500,000	1,413,360
0.75% 10/8/30	250,000	217,936
1.00% 4/14/26	300,000	281,659
1.50% 10/18/24	500,000	487,240
1.75% 8/14/26	100,000	96,678
1.88% 1/24/30	200,000	190,937
2.00% 4/24/26	600,000	585,585
2.38% 8/10/27	250,000	247,398
2.63% 1/30/24	400,000	402,186
2.63% 1/12/27	1,000,000	1,003,421
Asian Infrastructure Investment Bank
0.25% 9/29/23	665,000	644,484
0.50% 5/28/25	500,000	465,012
Corp. Andina de Fomento
1.63% 9/23/25	500,000	474,480
2.38% 5/12/23	250,000	250,092
3.75% 11/23/23	220,000	223,712

LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Council of Europe Development Bank 2.50% 2/27/24	300,000	$ 300,741
Council Of Europe Development Bank 1.38% 2/27/25	250,000	241,516
European Bank for Reconstruction & Development
0.25% 7/10/23	250,000	244,089
0.50% 5/19/25	1,000,000	936,216
1.50% 2/13/25	85,000	82,417
European Investment Bank
0.25% 9/15/23	365,000	354,887
0.38% 12/15/25	400,000	369,064
0.38% 3/26/26	340,000	311,662
0.75% 10/26/26	222,000	205,057
0.88% 5/17/30	700,000	615,718
1.25% 2/14/31	1,175,000	1,061,557
1.38% 3/15/27	1,250,000	1,185,246
1.63% 3/14/25	325,000	316,426
1.63% 10/9/29	550,000	518,028
1.75% 3/15/29	187,000	177,933
2.63% 3/15/24	415,000	417,075
2.88% 8/15/23	500,000	504,889
3.25% 1/29/24	1,400,000	1,422,974
Inter-American Development Bank
0.25% 11/15/23	500,000	484,124
0.50% 5/24/23	600,000	589,630
0.63% 7/15/25	1,000,000	937,740
0.63% 9/16/27	500,000	448,545
1.13% 7/20/28	200,000	183,594
1.13% 1/13/31	250,000	223,771
1.75% 3/14/25	1,250,000	1,221,600
2.00% 6/2/26	250,000	243,887
2.00% 7/23/26	100,000	97,641
2.25% 6/18/29	350,000	343,849
2.63% 1/16/24	1,500,000	1,507,905
3.00% 10/4/23	500,000	505,610
3.00% 2/21/24	400,000	404,656
3.20% 8/7/42	100,000	105,269
3.88% 10/28/41	100,000	115,166
4.38% 1/24/44	56,000	69,802
International Bank for Reconstruction & Development
0.25% 11/24/23	175,000	169,344
0.38% 7/28/25	500,000	464,816
0.50% 10/28/25	280,000	259,793
0.63% 4/22/25	1,500,000	1,414,864
0.75% 11/24/27	325,000	293,803
0.75% 8/26/30	1,000,000	865,490
0.88% 5/14/30	500,000	438,910
1.13% 9/13/28	1,000,000	916,210
1.25% 2/10/31	1,000,000	899,967
1.63% 1/15/25	750,000	731,393
1.63% 11/3/31	381,000	351,142
1.75% 10/23/29	250,000	236,620
1.88% 6/19/23	1,000,000	997,608
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
2.50% 3/19/24	750,000	$ 752,012
2.50% 11/25/24	900,000	900,143
2.50% 11/22/27	350,000	348,255
3.13% 11/20/25	450,000	457,662
4.75% 2/15/35	50,000	61,076
International Finance Corp.
0.38% 7/16/25	145,000	134,829
0.75% 8/27/30	500,000	439,284
1.38% 10/16/24	675,000	657,264
2.88% 7/31/23	160,000	161,455
Nordic Investment Bank
0.38% 5/19/23	200,000	196,343
0.38% 9/11/25	250,000	231,587
0.50% 1/21/26	250,000	231,157
2.25% 5/21/24	200,000	199,563
2.88% 7/19/23	200,000	201,865
Waste Connections, Inc. 3.20% 6/1/32	65,000	63,424
Weibo Corp. 3.38% 7/8/30	300,000	255,985
Total Supranational Banks (Cost $42,251,864)		40,463,095
U.S. TREASURY OBLIGATIONS–37.49%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	2,363,906
1.13% 8/15/40	4,500,000	3,527,754
1.25% 5/15/50	6,300,000	4,698,914
1.38% 11/15/40	1,000,000	817,539
1.38% 8/15/50	8,000,000	6,157,500
1.63% 11/15/50	8,750,000	7,170,215
1.88% 2/15/41	3,000,000	2,671,289
1.88% 2/15/51	5,000,000	4,368,945
1.88% 11/15/51	5,000,000	4,385,938
2.00% 2/15/50	1,500,000	1,351,113
2.00% 8/15/51	7,000,000	6,315,313
2.25% 2/15/52	4,000,000	3,836,250
2.38% 11/15/49	2,500,000	2,445,508
2.38% 5/15/51	3,500,000	3,429,727
2.50% 2/15/45	10,400,000	10,129,438
2.50% 2/15/46	6,350,000	6,217,047
2.50% 5/15/46	7,200,000	7,054,594
2.75% 8/15/42	2,600,000	2,643,773
2.75% 11/15/42	3,500,000	3,554,414
2.75% 8/15/47	4,200,000	4,352,742
2.75% 11/15/47	6,500,000	6,744,258
2.88% 5/15/43	13,500,000	13,975,664
2.88% 8/15/45	1,200,000	1,250,813
2.88% 5/15/49	3,000,000	3,226,172
3.00% 5/15/42	2,850,000	3,018,439
3.00% 11/15/45	8,100,000	8,638,523
3.00% 2/15/47	7,700,000	8,285,020
3.00% 5/15/47	5,700,000	6,154,219
3.00% 2/15/48	5,000,000	5,447,461
3.00% 8/15/48	11,000,000	12,010,625

LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 2/15/49	9,500,000	$ 10,442,207
3.13% 8/15/44	19,500,000	21,079,805
3.13% 5/15/48	4,000,000	4,465,938
3.38% 11/15/48	2,000,000	2,341,875
3.63% 2/15/44	3,000,000	3,488,906
3.75% 8/15/41	3,850,000	4,526,457
3.88% 8/15/40	3,750,000	4,479,199
4.38% 5/15/41	2,750,000	3,494,541
5.00% 5/15/37	1,000,000	1,337,891
5.25% 11/15/28	500,000	585,801
5.38% 2/15/31	500,000	621,309
5.50% 8/15/28	500,000	589,453
6.00% 2/15/26	750,000	847,412
6.13% 11/15/27	800,000	952,563
6.13% 8/15/29	300,000	375,445
6.25% 8/15/23	1,600,000	1,690,500
6.63% 2/15/27	750,000	891,328
6.75% 8/15/26	500,000	587,598
6.88% 8/15/25	1,000,000	1,141,797
7.50% 11/15/24	500,000	563,965
7.63% 2/15/25	500,000	571,367
U.S. Treasury Notes
0.13% 8/15/23	20,000,000	19,474,219
0.13% 2/15/24	10,000,000	9,602,734
0.25% 11/15/23	32,000,000	31,007,500
0.25% 6/15/24	10,000,000	9,537,500
0.25% 10/31/25	20,000,000	18,439,844
0.38% 9/15/24	11,000,000	10,450,430
0.38% 12/31/25	2,500,000	2,308,496
0.38% 7/31/27	45,000,000	40,347,070
0.50% 5/31/27	5,000,000	4,525,000
0.50% 6/30/27	12,000,000	10,845,000
0.50% 8/31/27	15,500,000	13,960,898
0.63% 10/15/24	5,000,000	4,772,852
0.63% 12/31/27	10,000,000	9,016,016
0.63% 5/15/30	3,750,000	3,269,678
0.63% 8/15/30	5,000,000	4,342,969
0.75% 11/15/24	16,000,000	15,293,125
0.75% 1/31/28	35,000,000	31,748,828
0.88% 9/30/26	10,000,000	9,308,203
0.88% 11/15/30	21,000,000	18,595,664
1.13% 2/28/25	5,500,000	5,287,090
1.13% 2/29/28	12,000,000	11,127,187
1.13% 2/15/31	5,000,000	4,514,648
1.25% 6/30/28	5,000,000	4,651,172
1.25% 8/15/31	17,000,000	15,454,062
1.38% 6/30/23	9,400,000	9,332,438
1.38% 10/31/28	8,000,000	7,478,750
1.38% 12/31/28	10,000,000	9,345,703
1.38% 11/15/31	7,500,000	6,881,250
1.50% 9/30/24	5,000,000	4,882,227
1.50% 11/30/24	32,000,000	31,172,500
1.50% 8/15/26	11,000,000	10,541,523
1.50% 1/31/27	8,000,000	7,645,000
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.50% 2/15/30	6,000,000	$ 5,625,000
1.63% 5/31/23	16,000,000	15,948,750
1.63% 10/31/23	18,000,000	17,848,828
1.63% 2/15/26	11,000,000	10,633,047
1.63% 5/15/26	6,500,000	6,271,738
1.63% 11/30/26	6,000,000	5,775,000
1.63% 8/15/29	8,000,000	7,586,562
1.63% 5/15/31	19,000,000	17,888,203
1.75% 11/15/29	5,000,000	4,783,984
1.88% 7/31/26	8,000,000	7,795,000
1.88% 2/15/32	8,000,000	7,682,500
2.00% 4/30/24	8,000,000	7,938,750
2.00% 5/31/24	10,000,000	9,915,625
2.00% 2/15/25	11,000,000	10,845,312
2.00% 11/15/26	5,000,000	4,890,625
2.13% 11/30/23	22,000,000	21,969,062
2.13% 2/29/24	12,000,000	11,956,875
2.13% 9/30/24	7,000,000	6,941,484
2.13% 11/30/24	9,000,000	8,912,109
2.13% 5/31/26	10,000,000	9,843,750
2.25% 3/31/24	15,000,000	14,979,492
2.25% 3/31/26	5,000,000	4,947,461
2.25% 2/15/27	16,000,000	15,832,500
2.25% 8/15/27	9,000,000	8,902,969
2.25% 11/15/27	11,500,000	11,367,480
2.38% 5/15/27	9,500,000	9,459,180
2.38% 5/15/29	11,000,000	10,968,203
2.50% 8/15/23	18,250,000	18,354,795
2.63% 6/30/23	23,000,000	23,190,469
2.63% 12/31/25	2,000,000	2,007,109
2.63% 2/15/29	9,000,000	9,108,281
2.75% 8/31/23	8,000,000	8,073,438
2.75% 11/15/23	5,000,000	5,041,797
2.75% 2/15/24	26,000,000	26,199,062
2.75% 2/28/25	5,000,000	5,033,008
2.75% 6/30/25	5,000,000	5,033,203
2.75% 2/15/28	12,000,000	12,185,625
2.88% 11/30/25	7,000,000	7,082,031
2.88% 5/15/28	4,000,000	4,093,281
2.88% 8/15/28	13,000,000	13,320,430
3.13% 11/15/28	7,000,000	7,288,477
Total U.S. Treasury Obligations (Cost $1,068,452,092)		1,039,998,541

LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	59,717,405	$ 59,717,405
Total Money Market Fund (Cost $59,717,405)		59,717,405

TOTAL INVESTMENTS–101.68% (Cost $2,901,390,852)	2,820,357,674

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.68%)	(46,571,347)
NET ASSETS APPLICABLE TO 255,425,374 SHARES OUTSTANDING–100.00%	$2,773,786,327

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2022.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
AID–Agency for International Development
GNMA–Government National Mortgage Association
GO–Government Obligation
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund–70

LVIP SSGA Bond Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$23,464,140	$—	$23,464,140
Agency Mortgage-Backed Securities	—	767,346,090	—	767,346,090
Agency Obligations	—	43,743,347	—	43,743,347
Corporate Bonds	—	738,762,976	—	738,762,976
Municipal Bonds	—	18,847,559	—	18,847,559
Non-Agency Asset-Backed Securities	—	8,797,828	—	8,797,828
Non-Agency Commercial Mortgage-Backed Securities	—	30,603,986	—	30,603,986
Regional Bonds	—	7,659,154	—	7,659,154
Sovereign Bonds	—	40,953,553	—	40,953,553
Supranational Banks	—	40,463,095	—	40,463,095
U.S. Treasury Obligations	—	1,039,998,541	—	1,039,998,541
Money Market Fund	59,717,405	—	—	59,717,405
Total Investments	$59,717,405	$2,760,640,269	$—	$2,820,357,674
There were no Level 3 investments at the beginning or end of the period.
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2022 were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Accretion/ (Amortization)	Value 03/31/22	Principal Amount 3/31/22°	Interest Income
FIXED INCOME INVESTMENT-0.02%@
Insurance-0.02%@
Lincoln National Corp.	$524,146	$—	$—	$—	$(18,067)	$170	$506,249	500,000	$—

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@ As a percentage of Net Assets as of March 31, 2022.
LVIP SSGA Bond Index Fund–71